UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund

September 30, 2011

Principal Amount (000)	Description ▲	Value

	CORPORATE BONDS – 36.1%

	Banking – 5.6%

	Ally Financial
$1,650	7.500%, 09/15/2020	$1,493,250

	Banco Bradesco
1,910	4.125%, 05/16/2016 ■	1,900,450

	Bancolombia
2,900	5.950%, 06/03/2021 ■	2,805,750

	Bank of America
3,725	5.750%, 12/01/2017	3,493,528
5,945	5.875%, 01/05/2021	5,556,542

	BBVA Bancomer
1,425	4.500%, 03/10/2016 ■ ▼	1,325,250

	Citigroup
3,500	8.125%, 07/15/2039 ▼	4,195,422

	Citigroup Capital XXI
3,720	8.300%, 12/21/2077 Δ	3,645,600

	First National Bank of Chicago
1,106	8.080%, 01/05/2018	1,253,025

	HSBC Holdings
1,890	6.800%, 06/01/2038 ▼	1,889,769

	JPMorgan Chase
4,330	4.400%, 07/22/2020	4,380,826
2,750	4.250%, 10/15/2020	2,756,517
700	4.350%, 08/15/2021 ▼	707,354
2,180	6.400%, 05/15/2038	2,485,760

	Lloyds TSB Bank
4,250	4.875%, 01/21/2016 ▼	4,189,425

	Sovereign Bank
3,675	8.750%, 05/30/2018	4,280,743

	Wachovia Captial Trust III
3,500	5.570%, 03/29/2049 Δ	2,870,000

	Wells Fargo Capital X
2,760	5.950%, 12/15/2086	2,689,460
51,916	Total Banking	51,918,671
	Basic Industry – 3.4%

	Alcoa
6,035	5.400%, 04/15/2021 ▼	5,848,072

	Arcelormittal
5,500	7.000%, 10/15/2039 ▼	4,905,296

	Braskem Finance
2,375	5.750%, 04/15/2021 ■ ▼	2,167,425

	Georgia-Pacific
1,820	5.400%, 11/01/2020 ■ ▼	1,851,515

	Incitec Pivot Finance
3,830	6.000%, 12/10/2019 ■	4,211,564

	International Paper
3,015	8.700%, 06/15/2038	3,804,315

	Southern Copper
2,550	7.500%, 07/27/2035	2,758,715

	Teck Resources Limited
1,440	6.250%, 07/15/2041	1,510,100

	Vale Overseas
3,895	6.875%, 11/10/2039	4,187,125
30,460	Total Basic Industry	31,244,127

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Brokerage – 3.0%

	Goldman Sachs Capital II
$2,415	5.793%, 12/29/2049 Δ	$1,497,300

	Goldman Sachs Group
4,640	6.000%, 06/15/2020	4,773,005
7,495	5.250%, 07/27/2021 ▼	7,393,930
3,685	6.750%, 10/01/2037	3,370,828

	Morgan Stanley
6,250	5.500%, 07/24/2020	5,660,732
3,375	5.750%, 01/25/2021	3,105,226
2,020	5.500%, 07/28/2021	1,871,039
29,880	Total Brokerage	27,672,060
	Capital Goods – 0.4%

	GE Capital Trust I
4,000	6.375%, 11/15/2067 Δ	3,855,000
	Communications – 3.8%

	American Tower
2,980	5.050%, 09/01/2020	2,973,939

	AT&T
2,970	5.550%, 08/15/2041 ▼	3,197,556

	British Sky Broadcasting
1,950	6.100%, 02/15/2018 ■	2,157,349

	DirecTV Holdings
2,215	5.200%, 03/15/2020 ▼	2,386,067

	Embarq
2,575	7.082%, 06/01/2016 ▼	2,665,547

	Frontier Communications
3,500	8.500%, 04/15/2020 ▼	3,395,000

	NBC Universal
1,315	4.375%, 04/01/2021	1,350,684
3,060	6.400%, 04/30/2040	3,567,528

	News America
3,590	6.650%, 11/15/2037 ▼	3,946,071

	Sprint Nextel
1,980	6.000%, 12/01/2016	1,702,800

	Time Warner Cable
2,000	8.750%, 02/14/2019 ▼	2,559,346
2,410	5.875%, 11/15/2040	2,469,411

	Verizon Communications
2,010	6.900%, 04/15/2038	2,592,480
32,555	Total Communications	34,963,778
	Consumer Cyclical – 1.5%

	Ingram Micro
2,000	5.250%, 09/01/2017	2,125,078

	J.C. Penney
2,585	5.650%, 06/01/2020	2,423,437

	Navistar International
2,210	8.250%, 11/01/2021 ▼	2,268,013

	O’Reilly Automotive
3,200	4.875%, 01/14/2021	3,317,459

	R.R. Donnelley & Sons
1,990	7.625%, 06/15/2020	1,766,125

	Viacom
2,105	6.875%, 04/30/2036 ▼	2,508,409
14,090	Total Consumer Cyclical	14,408,521

2	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Consumer Non Cyclical – 1.7%

	Altria Group
$2,100	4.750%, 05/05/2021	$2,172,177

	HCA
2,400	7.250%, 09/15/2020 ▼	2,424,000

	Lorillard Tobacco
3,350	8.125%, 06/23/2019	3,924,548

	Pernod-Ricard
2,275	5.750%, 04/07/2021 ■	2,493,521

	UnitedHealth Group
2,185	6.875%, 02/15/2038	2,858,863

	Valeant Pharmaceuticals
2,080	6.875%, 12/01/2018 ■	1,882,400
14,390	Total Consumer Non Cyclical	15,755,509
	Electric – 1.6%

	Comision Federal De Electricidad
2,370	4.875%, 05/26/2021 ■	2,381,850

	Constellation Energy Group
3,305	5.150%, 12/01/2020	3,370,528

	FirstEnergy Solutions
3,690	6.050%, 08/15/2021	4,086,033

	MidAmerican Energy Holdings
1,685	6.125%, 04/01/2036	2,018,247

	NV Energy
2,725	6.250%, 11/15/2020	2,844,527
13,775	Total Electric	14,701,185
	Energy – 4.4%

	Anadarko Petroleum
3,230	6.200%, 03/15/2040 ▼	3,362,676

	Chesapeake Energy
3,000	6.125%, 02/15/2021	3,022,500

	Diamond Offshore Drilling
3,280	5.700%, 10/15/2039 ▼	3,650,686

	Ensco
3,870	4.700%, 03/15/2021	3,944,443

	Lukoil International Finance
4,785	6.125%, 11/09/2020 ■	4,450,050

	Nabors Industries
2,935	5.000%, 09/15/2020	2,992,596

	Nexen
3,475	6.400%, 05/15/2037	3,536,389

	Petrobras International Finance
2,495	6.875%, 01/20/2040	2,632,225

	Petro-Canada
2,255	6.800%, 05/15/2038	2,727,026

	Petroleos Mexicanos
3,000	5.500%, 01/21/2021 ■	3,150,000

	Valero Energy
3,290	6.125%, 02/01/2020	3,650,706

	Weatherford International
3,740	7.000%, 03/15/2038	4,115,971
39,355	Total Energy	41,235,268

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Finance – 3.9%

	Anglogold Holdings
$4,530	6.500%, 04/15/2040	$4,303,178

	Asciano Finance
3,800	5.000%, 04/07/2018 ■	3,885,420

	Bank of America Series 1
1,910	3.750%, 07/12/2016 ▼	1,737,739

	Capital One Bank
2,790	8.800%, 07/15/2019	3,286,941

	Capital One Bank
2,570	4.750%, 07/15/2021 ▼	2,574,228

	Countrywide Financial
4,390	6.250%, 05/15/2016 ▼	3,874,311

	Discover Financial Services
3,690	10.250%, 07/15/2019	4,466,350

	General Electric Capital Series MTN
2,915	6.875%, 01/10/2039	3,345,665

	International Lease Finance
1,715	8.875%, 09/01/2017 ▼	1,723,575

	TransCapitalinvest
4,995	5.670%, 03/05/2014 ■ ▼	5,017,478

	WEA Finance
2,730	4.625%, 05/10/2021 ■ ▼	2,606,877
36,035	Total Finance	36,821,762
	Industrial Other – 0.1%

	Intel
1,300	4.800%, 10/01/2041 ▼	1,397,432
	Information Technology – 0.5%

	Telefonica Emisiones
4,575	5.462%, 02/16/2021	4,344,333
	Insurance – 3.4%

	Aflac
3,975	6.450%, 08/15/2040 ▼	3,948,841

	Allied World Assurance
4,805	7.500%, 08/01/2016	5,457,062

	Catlin Insurance
2,970	7.249%, 12/31/2049 ■ Δ	2,554,200

	Hartford Financial Services Group
	Series MTN
2,950	6.000%, 01/15/2019	2,963,818

	Liberty Mutual Group
3,015	5.000%, 06/01/2021 ■ ▼	2,864,401

	Lincoln National
2,295	8.750%, 07/01/2019	2,720,192
3,205	6.050%, 04/20/2067	2,596,050

	Pacific Life Insurance
1,640	6.000%, 02/10/2020 ■	1,753,217

	Prudential Holdings
	Series B
4,000	7.245%, 12/18/2023 ■	4,724,520

	ZFS Finance USA Trust V
2,755	6.500%, 05/09/2067 ■ Δ	2,383,075
31,610	Total Insurance	31,965,376

4	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Manufacturing – 0.3%

	Exelis
	Series 144A
$2,780	5.550%, 10/01/2021 ■	$2,784,501
	Natural Gas – 1.2%

	Chesapeake Midstream Partners
3,325	5.875%, 04/15/2021 ■ ▼	3,158,750

	Energy Transfer Equity
2,838	7.500%, 10/15/2020 ▼	2,916,045

	Kinder Morgan Energy Partners
	Series MTN
3,060	6.950%, 01/15/2038	3,411,062

	NGPL Pipeco
1,500	7.119%, 12/15/2017 ■	1,581,792
10,723	Total Natural Gas	11,067,649
	Real Estate – 0.6%

	Prologis – REIT
2,995	6.875%, 03/15/2020 ▼	3,124,606

	Vornado Realty – REIT
2,705	4.250%, 04/01/2015	2,804,987
5,700	Total Real Estate	5,929,593
	Transportation – 0.7%

	Air Canada
1,950	9.250%, 08/01/2015 ■ ▼	1,852,500

	American Airlines Partners Trust
	Series A
2,800	8.625%, 04/15/2023	2,779,000

	Northwest Airlines
	Series 2007-1, Class A
2,022	7.027%, 11/01/2019	2,006,917
6,772	Total Transportation	6,638,417
$329,916	Total Corporate Bonds (cost $330,952,782)	336,703,182

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 29.2%

	Adjustable Rate Δ – 1.4%

	Federal Home Loan Mortgage Corporation Pool
$131,423	2.539%, 05/01/2025, #846757	$138,203
704,698	2.437%, 04/01/2029, #847190	741,790
967,601	2.555%, 03/01/2030, #847180	1,023,682
1,223,479	2.386%, 07/01/2030, #847240	1,283,460
498,649	2.089%, 06/01/2031, #846984	512,830

	Federal National Mortgage Association Pool
3,112,195	2.349%, 08/01/2030, #555843	3,268,831
209,095	2.586%, 03/01/2031, #545359	221,105
966,414	2.295%, 09/01/2033, #725553	1,012,985
4,195,786	5.239%, 11/01/2034, #735054	4,482,674

	Government National Mortgage Association Pool
974	3.625%, 08/20/2023, #008259	1,011
12,010,314	Total Adjustable Rate	12,686,571

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Fixed Rate – 27.8%

	Federal Home Loan Mortgage Corporation Pool
$884	4.500%, 03/01/2018, #P10023	$925,745
2,113	4.500%, 05/01/2018, #P10032	2,221,045
462	6.500%, 01/01/2028, #G00876	515,945
898	6.500%, 11/01/2028, #C00676	1,018,885
701	6.500%, 12/01/2028, #C00689	795,237
397	6.500%, 04/01/2029, #C00742	450,402
1,331	6.500%, 07/01/2031, #A17212	1,510,395
1,276	6.000%, 11/01/2033, #A15521	1,414,112
984	7.000%, 08/01/2037, #H09059	1,126,608
3,741	5.816%, 09/01/2037, #1G2163 ▼	3,976,654
436	7.000%, 09/01/2037, #H01292	499,562

	Federal National Mortgage Association Pool
9,680	3.790%, 07/01/2013, #386314	10,010,644
369	5.500%, 02/01/2014, #440780	400,496
96	7.000%, 02/01/2015, #535206	100,716
214	7.000%, 08/01/2016, #591038	235,478
1,242	5.500%, 12/01/2017, #673010	1,348,341
1,524	6.000%, 10/01/2022, #254513	1,681,468
3,772	5.500%, 01/01/2025, #255575 ▼	4,128,344
88	7.000%, 04/01/2026, #340798	100,552
198	7.000%, 05/01/2026, #250551	226,918
3,249	6.000%, 08/01/2027, #256852	3,572,003
905	6.500%, 02/01/2029, #252255	1,025,022
1,818	6.500%, 12/01/2031, #254169	1,991,694
3,301	6.000%, 04/01/2032, #745101 ▼	3,592,033
1,319	7.000%, 07/01/2032, #254379	1,515,641
551	7.000%, 07/01/2032, #545813	635,084
331	7.000%, 07/01/2032, #545815	379,475
1,716	6.000%, 09/01/2032, #254447	1,905,470
3,308	6.000%, 03/01/2033, #688330 ▼	3,674,538
3,258	5.500%, 04/01/2033, #694605 ▼	3,561,627
2,442	6.500%, 05/01/2033, #555798 ▼	2,754,512
5,444	5.500%, 07/01/2033, #709446 ▼	5,950,695
2,522	5.500%, 10/01/2033, #555800 ▼	2,756,912
263	6.000%, 11/01/2033, #772130	292,079
490	6.000%, 11/01/2033, #772256	544,243
1,671	5.000%, 03/01/2034, #725248	1,805,583
3,016	5.000%, 03/01/2034, #725250 ▼	3,259,638
1	5.000%, 06/01/2034, #782909	899
4,227	6.500%, 06/01/2034, #735273 ▼	4,760,441
684	6.000%, 10/01/2034, #781776	757,371
7,750	5.500%, 07/01/2036, #995112 ▼	8,466,454
1,751	6.000%, 08/01/2036, #885536	1,958,038
3,312	6.000%, 09/01/2036, #900555 ▼	3,703,387
1,739	6.000%, 06/01/2037, #944340	1,911,429
1,098	6.500%, 08/01/2037, #256845	1,217,913
2,023	6.000%, 09/01/2037, #256890	2,209,723
8,176	5.500%, 01/01/2038, #968975 ▼	8,895,676
12,702	5.000%, 03/01/2038, #973241	13,677,908
1	5.000%, 05/01/2038, #983077	1,445
10,716	5.500%, 05/01/2038, #889618 ▼	11,659,287
372	6.000%, 06/01/2038, #889706	408,759
2	5.500%, 07/01/2038, #985344	1,675
2,443	6.000%, 08/01/2038, #257307 ▼	2,683,589
3,797	6.000%, 10/01/2038, #993138 ▼	4,179,198
—	€5.500%, 10/14/2038, #000TBA	2
8,249	4.500%, 09/01/2039, #AC1877	8,762,609
7,776	4.500%, 12/01/2039, #932323 ▼	8,259,890
1,971	5.000%, 12/01/2039, #932260	2,125,043
12,056	5.000%, 05/01/2040, #AD4375	12,989,928
9,144	4.000%, 11/01/2040, #AE7723 ▼	9,596,841

6	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)
$9,478	4.000%, 12/01/2040, #AB1959	$9,947,323
12,278	4.000%, 01/01/2041, #AE7265 ▼	12,885,118
11,751	4.000%, 02/01/2041, #AH3804 ▼	12,332,056
4,110	4.500%, 05/01/2041, #AL0160	4,365,805
14,700	4.000%, 10/15/2041 (MDR) (WI/DD)	15,407,437

	Government National Mortgage Association Pool
258	7.500%, 11/15/2030, #537699	303,126
10,540	4.500%, 02/20/2041, #004946	11,442,709
11,500	4.500%, 10/15/2041 (MDR) (WI/DD)	12,464,921
240,615	Total Fixed Rate	259,279,796
$12,250,929	Total U.S. Government Agency Mortgage-Backed Securities (cost $267,300,534)	271,966,367

Principal Amount (000)	Description ▲	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 11.2%

	Americold Trust Series 2010-ARTA, Class C
$6,125	6.811%, 01/14/2029 ■	$6,235,066

	Banc of America Commercial Mortgage Series 2004-5, Class A3
566	4.561%, 11/10/2041 Δ	565,756

	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4
6,640	5.405%, 12/11/2040 Δ	7,181,326

	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
1,790	5.399%, 07/15/2044	1,942,189
	Series 2007-CD4, Class A2B
4,700	5.205%, 12/11/2049	4,731,500
	Series 2007-CD5, Class A4
620	5.886%, 11/15/2044	664,795

	Commercial Mortgage Pass-Through Certificates Series 2006-CN2A, Class A2FX
4,225	5.449%, 02/05/2019 ■	4,198,130

	DBUBS Mortgage Trust Series 2011-LC3A, Class A2
2,550	3.642%, 08/12/2044	2,629,664

	Extended Stay America Trust Series 2010-ESHA, Class C
6,410	4.860%, 11/05/2027 ■	6,098,897

	Fosse Master Issuer Series 2011-1A, Class A2
4,315	1.650%, 10/19/2054 ■ Δ	4,309,020

	JPMorgan Chase Commercial Mortgage Securities ■ Series 2010-C1, Class A1
7,612	3.853%, 06/15/2043	7,890,311
	Series 2010-C2, Class A3
5,055	4.070%, 11/15/2043	4,949,214
	Series 2011-C4, Class A3
5,570	4.106%, 07/15/2046	5,660,780
	Series 2011-C4, Class C
2,250	5.431%, 07/15/2046	1,947,868

	LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A4
6,000	4.367%, 03/15/2036	6,296,106
	Series 2005-C7, Class A2
3,456	5.103%, 11/15/2030	3,453,716

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	Morgan Stanley Dean Witter Capital I Series 2002-TOP7, Class A2
$6,422	5.980%, 01/15/2039	$6,504,415

	Morgan Stanley Capital I Series 2011-C1, Class C
2,325	5.423%, 09/15/2047 ■	1,965,994

	OBP Depositor Trust
	Series 2010-OBP, Class A
5,590	4.646%, 07/15/2045 ■	5,935,893

	Vendee Mortgage Trust
	Series 2011-1, Class DA
7,423	3.750%, 02/15/2035	7,851,802

	Wachovia Bank Commercial Mortgage Trust
	Series 2007-WHL8, Class A1
2,847	0.287%, 06/15/2020 ■	2,495,611

	WF-RBS Commercial Mortgage Trust
	Series 2011-C2, Class C
2,300	5.392%, 02/15/2044 ■	2,067,187
	Series 2011-C3, Class A4
5,000	4.375%, 03/15/2044 ■ ▼	5,051,495
	Series 2011-C3, Class C
4,750	5.335%, 03/15/2044 ■	4,049,717
$104,541	Total Commercial Mortgage-Backed Securities (cost $95,052,480)	104,676,452

Principal Amount (000)	Description ▲	Value
	ASSET-BACKED SECURITIES – 8.2%

	Automotive – 0.5%

	Bank of America Auto Trust Series 2010-2, Class A3
$4,433	1.310%, 07/15/2014	$4,451,283
	Credit Cards – 1.0%

	Cabela’s Master Credit Card Trust Series 2011-2A, Class A2
5,005	0.807%, 06/17/2019 ■ Δ	5,004,974

	Discover Card Master Trust Series 2007-A1, Class A1
3,435	5.650%, 03/16/2020	4,100,509
8,440	Total Credit Cards	9,105,483
	Home Equity – 3.5%

	Amresco Residential Security Mortgage Series 1997-3, Class A9
22	6.960%, 03/25/2027	22,191

	Bayview Financial Acquisition Trust Series 2005-D, Class AF4
1,250	5.500%, 12/28/2035	1,004,380

	Countrywide Asset-Backed Certificates Series 2003-SC1, Class M2
689	2.468%, 09/25/2023	545,021
	Series 2007-7, Class 2A2
3,580	0.347%, 10/25/2047 Δ	2,712,627
	Series 2007-9, Class 2A2
3,835	0.348%, 06/25/2030 Δ	3,111,807

8	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Home Equity (continued)

	RBSSP Resecuritization Trust ■ Series 2009-11, Class 4A1
$734	1.994%, 12/26/2037	$732,391
	Series 2009-8, Class 3A1
753	0.326%, 03/26/2037	738,817
	Series 2010-10, Class 2A1
3,624	0.386%, 09/26/2036	3,207,979
	Series 2010-11, Class 2A1
3,960	0.423%, 03/26/2037	3,766,609
	Series 2010-4, Class 1A1
7,492	0.297%, 03/26/2036	6,869,629
	Series 2010-4, Class 5A1
4,583	0.373%, 02/26/2037	4,378,508
	Series 2010-8, Class 4A1
2,052	0.659%, 07/26/2036	1,913,720

	Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
4,365	5.140%, 11/25/2035	3,387,720
36,939	Total Home Equity	32,391,399
	Manufactured Housing – 0.1%

	Green Tree Financial Series 2008-MH1, Class A1
887	7.000%, 04/25/2038 ■	901,773
	Other – 3.1%

	AH Mortgage Advance Trust Series SART-1, Class B1
2,090	5.920%, 05/10/2043 ■	2,118,738

	Entergy Louisiana Investment Recovery Series 2011-A, Class A1
2,870	2.040%, 09/01/2023	2,864,143

	Fieldstone Mortgage Investment Series 2005-1, Class M4
4,194	1.298%, 03/25/2035	3,756,747

	Henderson Receivables Series 2010-3A, Class A
4,894	3.820%, 12/15/2048 ■	4,925,822

	Ocwen Advance Receivables Backed Notes Series 2009-3A, Class A
3,545	4.140%, 07/15/2023 ■	3,558,294

	Small Business Administration Series 2006-P10B, Class 1
4,793	5.681%, 08/10/2016	5,249,939
	Series 2010-10A, Class 1
6,730	4.108%, 03/10/2020	7,008,876
29,115	Total Other	29,482,559
$79,814	Total Asset-Backed Securities (cost $82,511,608)	76,332,497

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – PRIVATE MORTGAGE-BACKED SECURITIES – 5.3%

	Adjustable Rate Δ – 2.6%

	Arkle Master Issuer Series 2010-1A, Class 2A
$5,480	1.464%, 05/17/2060 ■	$5,457,680

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	COLLATERALIZED MORTGAGE OBLIGATIONS – PRIVATE MORTGAGE-BACKED SECURITIES (continued)

	Countrywide Home Loans
	Series 2004-2, Class 2A1
$1,410	2.761%, 02/25/2034	$1,323,490

	FDIC Structured Sale Guaranteed Notes
	Series 2010-S1, Class 1A
5,193	0.737%, 02/25/2048 ■	5,201,179

	Indymac Index Mortgage Loan Trust
	Series 2005-AR1, Class 4A1
1,241	2.668%, 03/25/2035	1,058,146

	JPMorgan Alternative Loan Trust
	Series 2007-S1, Class A1
2,978	0.467%, 04/25/2047	2,103,810

	JPMorgan Mortgage Trust
	Series 2006-A7, Class 3A4
441	5.811%, 01/25/2037	47,835

	Springleaf Mortgage Loan Trust
	Series 2011-1, Class A1
5,000	4.050%, 01/25/2058 ■	4,994,030

	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-11, Class A
321	2.607%, 08/25/2034	275,751

	Wachovia Mortgage Loan Trust
	Series 2005-B, Class 1A1
4,730	2.832%, 10/20/2035	3,702,839

	Washington Mutual
	Series 2007-HY2, Class 3A2
1,500	5.616%, 09/25/2036	185,811
28,294	Total Adjustable Rate	24,350,571
	Fixed Rate – 2.7%

	Banc of America Funding
	Series 2007-4, Class 1A2
1,373	5.500%, 06/25/2037	857,471

	Countrywide Alternative Loan Trust
	Series 2004-J1, Class 1A1
283	6.000%, 02/25/2034	287,671
	Series 2006-19CB, Class A15
1,927	6.000%, 08/25/2036	1,545,333

	Credit Suisse First Boston Mortgage Securities
	Series 2003-8, Class DB1
3,733	6.237%, 04/25/2033 Δ	3,327,130

	GMAC Mortgage Corporation Loan Trust
	Series 2010-1, Class A
201	4.250%, 07/25/2040 ■	200,690

	GSMPS Mortgage Loan Trust
	Series 2003-1, Class B1
661	6.778%, 03/25/2043 Δ	567,180
	Series 2005-RP2, Class 1A2
781	7.500%, 03/25/2035 ■	794,126
	Series 2005-RP3, Class 1A2
875	7.500%, 09/25/2035 ■	887,814

	Lehman Brothers Mortgage Trust
	Series 2008-6, Class 1A1
1,819	7.346%, 07/25/2047 Δ	1,716,447

	Master Alternative Loans Trust
	Series 2004-1, Class 3A1
955	7.000%, 01/25/2034	986,953

10	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)

	Mortgage Equity Conversion Asset Trust
	Series 2010-1A, Class A
$4,047	4.000%, 07/25/2060 ■	$4,047,207

	NCUA Guaranteed Notes
	Series 2010-C1, Class A2
4,185	2.900%, 10/29/2020	4,385,831

	Sequoia Mortgage Trust
	Series 2011-1, Class A1
4,217	4.125%, 02/25/2041 Δ	4,194,553

	Wells Fargo Mortgage Backed Securities Trust
	Series 2007-2, Class 1A8
1,598	5.750%, 03/25/2037	1,363,448
26,655	Total Fixed Rate	25,161,854
$54,950	Total Collateralized Mortgage Obligations – Private Mortgage-Backed Securities (cost $53,406,801)	49,512,425

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 4.3%

	Adjustable Rate Δ – 1.6%

	Federal Home Loan Mortgage Corporation
	Series 2704, Class JF
$2,510	0.757%, 05/15/2023	$2,520,286
	Series 2755, Class FN
2,213	0.657%, 04/15/2032	2,214,283
	Series 3423, Class FA
6,405	0.707%, 06/15/2036	6,402,866
	Series 3591, Class FP
3,725	0.807%, 06/15/2039	3,740,815

	Federal National Mortgage Association
	Series 2005-59, Class DF
—	€0.387%, 05/25/2035	2
14,853	Total Adjustable Rate	14,878,252
	Fixed Rate – 2.6%

	Federal Home Loan Mortgage Corporation Series 1022, Class J
16	6.000%, 12/15/2020	18,284
	Series 162, Class F
56	7.000%, 05/15/2021	62,710
	Series 1790, Class A
32	7.000%, 04/15/2022	34,807
	Series 188, Class H
110	7.000%, 09/15/2021	121,883
	Series 2901, Class UB
5,000	5.000%, 03/15/2033	5,389,011
	Series 6, Class C
11	9.050%, 06/15/2019	12,100

	Federal National Mortgage Association
9,220	3.500%, 10/01/2040	9,472,110
	Series 1988-24, Class G
22	7.000%, 10/25/2018	23,711
	Series 1989-44, Class H
20	9.000%, 07/25/2019	22,928
	Series 1989-90, Class E
4	8.700%, 12/25/2019	3,950
	Series 1990-102, Class J
22	6.500%, 08/25/2020	24,518

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)
	Series 1990-105, Class J
$189	6.500%, 09/25/2020	$207,969
	Series 1990-30, Class E
12	6.500%, 03/25/2020	13,853
	Series 1990-61, Class H
18	7.000%, 06/25/2020	19,893
	Series 1990-72, Class B
16	9.000%, 07/25/2020	18,868
	Series 1991-56, Class M
65	6.750%, 06/25/2021	70,204
	Series 1992-120, Class C
19	6.500%, 07/25/2022	20,549
	Series 2002-83, Class MD
173	5.000%, 09/25/2016	172,954
	Series 2003-30, Class AE
3,899	3.900%, 10/25/2017	3,978,512
	Series 2003-W1, Class B1
1,464	5.750%, 12/25/2042	747,713
	Series 2005-44, Class PC
1,146	5.000%, 11/25/2027	1,150,764
	Series 2005-62, Class JE
2,498	5.000%, 06/25/2035	2,761,155
24,012	Total Fixed Rate	24,348,446
	Z-Bonds ☒ – 0.1%

	Federal Home Loan Mortgage Corporation Series 1118, Class Z
38	8.250%, 07/15/2021	44,037

	Federal National Mortgage Association
	Series 1991-134, Class Z
117	7.000%, 10/25/2021	131,441
	Series 1996-35, Class Z
552	7.000%, 07/25/2026	638,189
707	Total Z-Bonds	813,667
$39,572	Total Collateralized Mortgage Obligations –U.S. Government Agency Mortgage-Backed Securities (cost $29,696,949)	40,040,365

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT & AGENCY SECURITIES – 4.2%

	U.S. Treasuries ▼ – 4.2%

	U.S. Treasury Bonds
$2,065	3.875%, 08/15/2040	$2,453,478
4,455	4.250%, 11/15/2040	5,633,486
425	4.750%, 02/15/2041	580,722

	U.S. Treasury Notes
3,650	2.375%, 02/28/2015	3,875,570
8,985	1.250%, 08/31/2015	9,192,778
1,385	3.625%, 02/15/2020	1,598,809
6,630	2.625%, 08/15/2020	7,100,836
7,445	3.125%, 05/15/2021	8,263,355
$35,040	Total U.S. Government & Agency Securities (cost $34,580,507)	38,699,034

12	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BOND – 0.7%

	Illinois
$5,765	5.877%, 03/01/2019	$6,174,488
	Total Municipal Bond (cost $5,765,000)	6,174,488

Shares	Description ▲	Value
	PREFERRED STOCKS – 0.3%

	Insurance – 0.3%

	Endurance Specialty Holding
104,794	Series B •	$2,578,980
	Sovereign – 0.0%

	Fannie Mae
218,000	Series S •	414,200
	Total Preferred Stocks (cost $7,792,950)	2,993,180

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 25.0%

	Money Market Funds – 25.0%

	Mount Vernon Securities Lending Prime Portfolio
233,285,069	0.205% Ω †	$233,285,069
	Total Investments Purchased with Proceeds from Securities Lending (cost $233,285,069)	233,285,069

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 1.8%

	First American Treasury Obligations Fund, Class Z
17,118,076	0.000% Ω	$17,118,076
	U.S. Treasury Obligations – 0.5%

	U.S. Treasury Bills ☐
$1,620	0.013%, 10/20/2011	1,619,989
1,255	0.012%, 11/17/2011	1,254,980
265	0.066%, 05/03/2012	264,895
1,170	0.012%, 11/10/2011	1,169,985
$4,310	Total U.S. Treasury Obligations	4,309,849
	Total Short-Term Investments (cost $21,427,796)	21,427,925
	Total Investments (cost $1,161,772,476) – 126.8%	1,181,810,984
	Other Assets Less Liabilities – (26.8)% ¯	(249,813,293)
	Net Assets – 100.0%	$931,997,691

Investments in Derivatives at September 30, 2011:

Future Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 -Year Note	Long	477	12/11	$105,036,888	$(107,299)
U.S. Treasury 5 -Year Note	Short	(293)	12/11	(35,887,923)	123,814
U.S. Treasury 10 -Year Note	Short	(509)	12/11	(66,217,719)	(347,161)
U.S. Treasury Long Bond	Long	185	12/11	26,385,625	804,797
U.S. Treasury Ultra Bond	Short	(40)	12/11	(6,345,000)	(557,749)
					$(83,598)

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

September 30, 2011

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase	$33,000,000	Receive	3-Month LIBOR	1.255%	Semi-Annually	11/03/11	$(185,932)
JPMorgan Chase	8,000,000	Receive	3-Month LIBOR	3.858%	Semi-Annually	1/19/20	(1,290,821)
UBS	33,000,000	Receive	3-Month LIBOR	1.133%	Semi-Annually	3/25/12	(113,031)
UBS	33,000,000	Receive	3-Month LIBOR	1.048%	Semi-Annually	6/25/12	(220,799)
UBS	14,000,000	Receive	3-Month LIBOR	3.001%	Semi-Annually	8/03/14	(970,831)
							$(2,781,414)

*	Annualized

Credit Default Swaps outstanding:

Counterparty	Reference Index	Buy/Sell Protection[1]	Current Credit Spread[3]	Notional Amount[2]	Receive Fixed Rate	Termination Date	Value	Unrealized Appreciation (Depreciation)
UBS	Markit CDX NA IG 16	Sell	5.12%	$19,000,000	1.000%	6/20/16	$(316,092)	$(138,457)

(1)

The Fund entered into the credit default swaps to gain investment exposure to the referenced index. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take deliver of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher liklihood of performance by the seller of protection.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

14	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$336,703,182	$—	$336,703,182
U.S. Government Agency Mortgage-Backed Securities	—	271,966,367	—	271,966,367
Commercial Mortgage-Backed Securities	—	104,676,452	—	104,676,452
Asset-Backed Securities	—	76,332,497	—	76,332,497
Collateralized Mortgage Obligations-Private Mortgage-Backed Securities	—	49,512,425	—	49,512,425
Collateralized Mortgage Obligations – U.S. Government Agency Mortgage-Backed Securities	—	40,040,365	—	40,040,365
U.S. Government & Agency Securities	—	38,699,034	—	38,699,034
Municipal Bond	—	6,174,488	—	6,174,488
Preferred Stocks	2,993,180	—	—	2,993,180
Money Market Funds*	233,285,069	—	—	233,285,069
Short-Term Investments	17,118,076	4,309,849	—	21,427,925
Derivatives:
Futures Contracts**	(83,598)	—	—	(83,598)
Interest Rate Swaps**	—	(2,781,414)	—	(2,781,414)
Credit Default Swaps**	—	(138,457)	—	(138,457)
Total	$253,312,727	$925,494,788	$—	$1,178,807,515

*	Represents the Fund’s investments purchased with proceeds from securities lending.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	$928,611	Payable for variation margin on futures contracts*	$1,012,209
Credit	Swaps	Unrealized appreciation on credit default swap contracts*	—	Unrealized depreciation on credit default swap contracts*	138,457
Interest Rate	Swaps	Unrealized appreciation on interest rate swap contracts*	—	Unrealized depreciation on interest rate swap contracts*	2,781,414
Total			$928,611		$3,932,080

*	Value represents gross cumulative unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $1,161,824,703.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

September 30, 2011

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$41,629,175
Depreciation	(21,642,894)
Net unrealized appreciation (depreciation) of investments	$19,986,281

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

■	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

▼	Investment, or portion of investment, is out on loan for securities lending.

Δ	Variable Rate Security – The rate shown is the rate in effect as of September 30, 2011.

€	Principal Amount (000) rounds to less than $1,000.

☒	Z-Bonds – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

—	Non-income producing security; issuer has not declared a dividend within the past twelve months.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2011.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of September 30, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivatives instruments as listed within Investments in Derivatives at September 30, 2011.

WI/DD Purchased	on a when-issued or delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions

REIT	Real Estate Investment Trust

16	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund

September 30, 2011

Principal Amount (000)	Description ▲	Value

	HIGH YIELD CORPORATE BONDS – 86.0%

	Banking – 0.7%

	ABN AMRO
$2,000	6.523%, 12/29/2049 ■ ▼ Δ	$1,480,000

	Alfa Bank Issuance
1,000	7.750%, 04/28/2021 ■	855,000

	Standard Bank
1,000	8.750%, 02/09/2016 Δ	760,000
4,000	Total Banking	3,095,000
	Basic Industry – 19.0%

	AbitibiBowater Escrow
1,317	10.250%, 10/15/2018 ■	1,376,265

	AK Steel
2,250	7.625%, 05/15/2020 ▼	1,971,563

	Aleris International
1,000	10.000%, 12/15/2016	2,600

	Aperam
1,500	7.750%, 04/01/2018 ■	1,305,000

	Atkore International
1,000	9.875%, 01/01/2018 ■	905,000

	Berry Plastics
2,500	9.750%, 01/15/2021	2,125,000

	Biomet
1,150	10.000%, 10/15/2017	1,184,500

	Blue Merger Sub
1,350	7.625%, 02/15/2019 ■	1,140,750

	Calumet Specialty Products
1,075	9.375%, 05/01/2019 ■	999,750

	Cascades
2,500	7.750%, 12/15/2017	2,375,000

	Cemex
1,000	9.000%, 01/11/2018 ■ ▼	677,500

	Cleaver-Brooks
1,000	12.250%, 05/01/2016 ■	960,000

	Corelogic
1,800	7.250%, 06/01/2021 ■	1,615,500

	Dish DBS
1,750	6.750%, 06/01/2021 ■	1,671,250

	Drummond
1,750	9.000%, 10/15/2014 ■ ▼	1,789,375

	Exopack Holding
750	10.000%, 06/01/2018 ■	701,250

	GEO Group
965	6.625%, 02/15/2021	926,400

	Georgia Gulf
1,225	9.000%, 01/15/2017 ■	1,237,250

	Graham Packaging
2,050	8.250%, 10/01/2018	2,060,250

	Hidili Industry
1,400	8.625%, 11/04/2015 ■ ▼	868,000

	Huntington Ingalls Industries
2,415	6.875%, 03/15/2018 ■	2,245,950

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Basic Industry (continued)

	Huntsman International
$2,000	8.625%, 03/15/2021 ▼	$1,915,000

	Ineos Group Holdings
2,000	8.500%, 02/15/2016 ■ ▼	1,480,000

	Intertape Polymer Group
2,915	8.500%, 08/01/2014	2,594,350

	JMC Steel Group
2,390	8.250%, 03/15/2018 ■	2,246,600

	K Hovnanian Enterprises
500	10.625%, 10/15/2016 ▼	375,000
1,775	8.625%, 01/15/2017	625,687

	Longview Fibre Paper & Packaging
1,750	8.000%, 06/01/2016 ■ ▼	1,697,500

	Metinvest
1,250	10.250%, 05/20/2015 ■	1,162,500

	Millar Western Forest
2,250	8.500%, 04/01/2021 ■	1,721,250

	Momentive Performance
2,500	9.000%, 01/15/2021	1,712,500

	MPL 2 Acquisition
1,000	9.875%, 08/15/2018 ■	930,000

	Mriya Agro Holding
1,000	10.950%, 03/30/2016 ■	800,000

	Novelis
2,050	8.375%, 12/15/2017 ▼	2,029,500

	Park Ohio Industries
3,300	8.125%, 04/01/2021	3,085,500

	Patriot Coal
2,250	8.250%, 04/30/2018	2,002,500

	Pittsburgh Glass Works
2,565	8.500%, 04/15/2016 ■	2,359,800

	Ply Gem Industries
2,000	8.250%, 02/15/2018 ▼	1,630,000

	Polarcus Alima AS
2,300	12.500%, 10/29/2015	2,185,000

	Polymer Group
1,800	7.750%, 02/01/2019 ■	1,795,500

	Reynolds Group
3,300	8.750%, 05/15/2018 ■	2,788,500

	RR Donnelley & Sons
1,300	7.250%, 05/15/2018	1,174,875

	Solo Cup
750	8.500%, 02/15/2014 ▼	652,500

	Speedy Cash
1,250	10.750%, 05/15/2018 ■ ▼	1,259,375

	Stora Enso
2,000	7.250%, 04/15/2036 ■	1,680,000

	Taseko Mines
3,275	7.750%, 04/15/2019	3,045,750

	Tembec Industries
1,550	11.250%, 12/15/2018 ▼	1,480,250

18	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Basic Industry (continued)

	Tempel Steel
$1,500	12.000%, 08/15/2016 ■ ▼	$1,440,000

	Thompson Creek Metals
2,285	7.375%, 06/01/2018 ■	2,056,500

	Verso Paper Holdings
1,577	11.500%, 07/01/2014	1,640,080

	West China Cement
2,000	7.500%, 01/25/2016 ■ ▼	1,360,000

	WMG Acquisition
1,750	11.500%, 10/01/2018 ■	1,610,000

	WPE International Cooperatief
2,000	10.375%, 09/30/2020 ■	1,800,000
93,879	Total Basic Industry	82,474,170
	Capital Goods – 3.5%

	Abengoa Finance
2,675	8.875%, 11/01/2017 ■	2,447,625

	Columbus Mckinnon
1,550	7.875%, 02/01/2019 ▼	1,503,500

	Commercial Vehicle Group
1,750	7.875%, 04/15/2019 ■	1,601,250

	Ducommun
750	9.750%, 07/15/2018 ■	750,000

	Global Rig
750	13.000%, 06/15/2015	742,500

	Liberty Tire Recycling
1,300	11.000%, 10/01/2016 ■	1,326,000

	Navistar International
1,250	8.250%, 11/01/2021 ▼	1,282,813

	Neff Rental
1,500	9.625%, 05/15/2016 ■	1,252,500

	Titan International
875	7.875%, 10/01/2017	910,000

	United Rentals North America
2,300	8.375%, 09/15/2020 ▼	2,110,250

	Wyle Services
1,500	10.500%, 04/01/2018 ■	1,455,000
16,200	Total Capital Goods	15,381,438
	Communications – 10.3%

	American Media
2,250	13.500%, 06/15/2018 ■ ▼	1,912,500

	Bakrie Telecom
1,500	11.500%, 05/07/2015 ■	945,000

	Belo
1,500	7.750%, 06/01/2027	1,275,000

	CCO Holdings
500	7.000%, 01/15/2019 ■	483,750
1,250	7.000%, 01/15/2019	1,212,500

	Clear Channel Communications
1,100	10.750%, 08/01/2016	569,250
1,500	9.000%, 03/01/2021	1,113,750

	Clearwire Communications
2,250	12.000%, 12/01/2015 ■	1,906,875
1,000	12.000%, 12/01/2017 ■ ▼	602,500

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Communications (continued)

	CSC Holdings
$2,500	7.875%, 02/15/2018	$2,625,000

	Cumulus Media
1,450	7.750%, 05/01/2019 ■ ▼	1,221,625

	Digicel Group
1,500	8.875%, 01/15/2015 ■ ▼	1,417,500

	Earthlink
1,500	8.875%, 05/15/2019 ■	1,316,250

	FairPoint Communications Series I
1,043	13.125%, 04/02/2018 ▼	2,608

	Frontier Communications
4,050	8.500%, 04/15/2020 ▼	3,928,500

	Goodman Network
1,000	12.125%, 07/01/2018 ■	935,000

	Insight Communications
1,000	9.375%, 07/15/2018 ■	1,120,000

	Integra Telecom Holdings
2,075	10.750%, 04/15/2016 ■	1,836,375

	Intelsat Bermuda
2,500	11.250%, 02/04/2017 ▼	2,168,750

	Intelsat Jackson Holdings
2,185	7.250%, 04/01/2019 ■	2,026,587

	Level 3 Communications
2,500	11.875%, 02/01/2019 ■	2,375,000

	McClatchy
2,100	11.500%, 02/15/2017	1,821,750

	Media General
1,350	11.750%, 02/15/2017 ▼	1,066,500

	Nextel Communications Series D
3,000	7.375%, 08/01/2015	2,842,500

	Syniverse Holdings
1,300	9.125%, 01/15/2019 ■	1,274,000

	Trilogy International Partners
1,500	10.250%, 08/15/2016 ■ ▼	1,470,000

	UnityMedia Hessen
1,250	8.125%, 12/01/2017 ■	1,250,000

	Wind Acquisition
2,000	7.250%, 02/15/2018 ■	1,707,500

	XM Satellite Radio
2,000	7.625%, 11/01/2018 ■	2,020,000
50,653	Total Communications	44,446,570
	Consumer Cyclical – 9.8%

	AMC Networks
1,635	7.750%, 07/15/2021 ■ ▼	1,675,875

	American Axle & Manufacturing
1,500	9.250%, 01/15/2017 ■	1,560,000

	Ameristar Casinos
1,350	7.500%, 04/15/2021 ■ ▼	1,306,125

	Associated Materials
750	9.125%, 11/01/2017 ▼	607,500

20	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Consumer Cyclical (continued)

	Beazer Homes USA
$2,500	9.125%, 06/15/2018 ▼	$1,537,500

	Burlington Coat Factory
900	10.000%, 02/15/2019 ■ ▼	765,000

	Caesars Entertainment Operating
2,500	5.625%, 06/01/2015 ▼	1,500,000
2,500	12.750%, 04/15/2018	1,693,750

	Casella Waste Systems
915	7.750%, 02/15/2019 ■	864,675

	Chukchansi Economic
1,500	8.000%, 11/15/2013 ■	1,016,250

	CKE Restaurants
1,500	11.375%, 07/15/2018 ▼	1,560,000

	Dana Holding
2,000	6.500%, 02/15/2019 ▼	1,900,000

	El Pollo Loco
2,000	17.000%, 01/01/2018 ■	1,785,000

	Fontainebleau Las Vegas
1,000	10.250%, 06/15/2015 ■ Δ	1,250

	Ford Motor
1,250	7.450%, 07/16/2031 ▼	1,411,100

	Isle Of Capri Casinos
1,625	7.750%, 03/15/2019 ▼	1,482,812

	Lennar Series B
750	12.250%, 06/01/2017	825,000

	Liz Claiborne
2,350	10.500%, 04/15/2019 ■ ▼	2,350,000

	Macy’s Retail Holdings
1,500	7.875%, 08/15/2036	1,636,668

	Marina District Finance
1,700	9.875%, 08/15/2018 ▼	1,419,500

	MGM Mirage
1,750	6.875%, 04/01/2016 ▼	1,487,500

	MGM Resorts International
2,000	10.000%, 11/01/2016 ■ ▼	1,895,000

	Mohegan Tribal Gaming
1,500	6.125%, 02/15/2013 ▼	937,500

	MTR Gaming Group
1,000	11.500%, 08/01/2019	802,500

	National Cinemedia
1,250	7.875%, 07/15/2021	1,237,500

	Nortek
2,000	10.000%, 12/01/2018 ■	1,850,000

	North Atlantic Trading
1,000	19.000%, 01/15/2017 ■	955,000

	Rite Aid
1,500	7.500%, 03/01/2017 ▼	1,432,500

	Standard Pacific
2,595	10.750%, 09/15/2016	2,543,100

	Texas Industries
1,500	9.250%, 08/15/2020 ▼	1,166,250

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Consumer Cyclical (continued)

	Trimas
$1,000	9.750%, 12/15/2017	$1,045,000

	William Lyon Homes
750	10.750%, 04/01/2013 ▼	153,750
49,570	Total Consumer Cyclical	42,403,605
	Consumer Non Cyclical – 10.0%

	Aramark Holdings
1,100	8.625%, 05/01/2016 ■ ▼	1,083,500

	Central Garden & Pet
1,750	8.250%, 03/01/2018	1,671,250

	Community Health Systems
1,170	8.875%, 07/15/2015 ▼	1,149,525

	Constellation Enterprises
1,750	10.625%, 02/01/2016 ■	1,697,500

	Dyncorp International
2,150	10.375%, 07/01/2017	1,875,875

	Endo Pharmaceuticals Holdings
750	7.000%, 07/15/2019 ■ ▼	752,813

	Fage Dairy
1,350	9.875%, 02/01/2020 ■	1,208,250

	General Motors
1,000	6.750%, 06/01/2018 ■	980,000

	Harmony Foods
1,750	10.000%, 05/01/2016 ■	1,741,250

	HCA Holdings
3,650	7.750%, 05/15/2021 ■ ▼	3,421,875

	HealthSouth Capital
1,850	7.750%, 09/15/2022 ▼	1,678,875

	Hertz
1,750	6.750%, 04/15/2019 ▼	1,588,125
2,400	7.375%, 01/15/2021 ▼	2,193,000

	Icon Health & Fitness
1,500	11.875%, 10/15/2016 ■	1,365,000

	JBS USA
1,800	7.250%, 06/01/2021 ■	1,485,000

	Kindred Healthcare
2,020	8.250%, 06/01/2019 ■	1,542,775

	Land O Lakes Capital Trust I
1,500	7.450%, 03/15/2028 ■	1,417,500

	Marfrig Overseas
2,400	9.500%, 05/04/2020 ■	1,536,000

	Merge Healthcare
1,500	11.750%, 05/01/2015	1,522,500

	MHP
475	10.250%, 04/29/2015 ■	418,000

	National Mentor Holdings
1,710	12.500%, 02/15/2018 ■	1,556,100

	Pinnacle Foods
2,550	8.250%, 09/01/2017 ▼	2,486,250

	Res-care
2,270	10.750%, 01/15/2019	2,201,900

	Reynolds Group
1,000	9.875%, 08/15/2019 ■	880,000

22	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Consumer Non Cyclical (continued)

	STHI Holding
$1,605	8.000%, 03/15/2018 ■	$1,548,825

	Symbion
—	€11.000%, 08/23/2015	482

	Tenet Healthcare
1,250	8.000%, 08/01/2020 ▼	1,134,375

	Valeant Pharmaceuticals
815	6.875%, 12/01/2018 ■	737,575

	Viterra
2,275	5.950%, 08/01/2020 ■	2,414,471
47,090	Total Consumer Non Cyclical	43,288,591
	Electric – 3.5%

	AES
1,000	9.750%, 04/15/2016 ▼	1,075,000
2,275	8.000%, 10/15/2017 ▼	2,286,375

	Calpine
2,705	7.875%, 07/31/2020 ■	2,610,325

	Edison Mission Energy
2,350	7.500%, 06/15/2013 ▼	2,185,500

	Energy Future Holdings
1,500	10.875%, 11/01/2017 ▼	1,207,500

	Midwest Generation
	Series B
2,909	8.560%, 01/02/2016	2,865,557

	Mirant Americas Generation
1,800	8.500%, 10/01/2021	1,548,000

	Texas Competitive Electric Holdings
1,500	11.500%, 10/01/2020 ■ ▼	1,200,000
16,039	Total Electric	14,978,257
	Energy – 12.1%

	Black Elk Energy
1,500	13.750%, 12/01/2015	1,492,500

	Bluewater Holding
1,000	3.276%, 07/17/2014 Δ	740,000

	Brigham Exploration
	Series 1
1,750	8.750%, 10/01/2018	1,872,500

	Carrizo Oil & Gas
2,725	8.625%, 10/15/2018	2,670,500

	Connacher Oil & Gas
1,000	8.500%, 08/01/2019 ■ ▼	770,000

	Empresa Distribuidora Norte
1,500	9.750%, 10/25/2022 ■	1,260,000

	Energy XXI Gulf Coast
1,800	9.250%, 12/15/2017 ■	1,755,000

	EnergySolutions
1,380	10.750%, 08/15/2018	1,380,000

	Floatel Superior
1,500	13.000%, 09/02/2015	1,605,000

	Forbes Energy Services
1,500	9.000%, 06/15/2019 ■	1,387,500

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Energy (continued)

	Forest Oil
$225	8.500%, 02/15/2014	$237,937

	Golden Close Marit
2,000	11.000%, 12/09/2015	2,030,000

	Inergy LP
1,570	7.000%, 10/01/2018	1,475,800

	Jasper Explorer
1,500	13.500%, 05/27/2016	1,319,715

	Linn Energy
2,125	8.625%, 04/15/2020 ▼	2,188,750

	Meg Energy
2,250	6.500%, 03/15/2021 ■ ▼	2,154,375

	Ocean Rig Underwater
1,500	9.500%, 04/27/2016	1,305,000

	OGX Petroleo E Gas Participacoes
3,000	8.500%, 06/01/2018 ■ ▼	2,685,000

	Panoro Energy
2,000	12.000%, 11/15/2018 ■	1,920,000

	Petroplus Finance
2,800	9.375%, 09/15/2019 ■ ▼	2,394,000

	QuadraFNX Mining
1,300	7.750%, 06/15/2019 ■	1,257,750

	Range Resources
1,000	8.000%, 05/15/2019 ▼	1,095,000

	RDS Ultra-Deepwater
1,635	11.875%, 03/15/2017 ■	1,712,663

	Sandridge Energy
1,000	7.500%, 03/15/2021 ■	920,000

	Saratoga Resources
1,250	12.500%, 07/01/2016 ■	1,225,000

	Seadrill
2,000	6.500%, 10/05/2015	1,840,000

	SM Energy
2,150	6.625%, 02/15/2019 ■ ▼	2,139,250

	Stone Energy
2,200	8.625%, 02/01/2017	2,068,000

	United Refining
2,665	10.500%, 02/28/2018	2,505,100

	W & T Offshore
1,500	8.500%, 06/15/2019 ■ ▼	1,455,000

	Western Refining
3,290	11.250%, 06/15/2017 ■	3,553,200
54,615	Total Energy	52,414,540
	Finance – 5.5%

	Ace Cash Express
2,000	11.000%, 02/01/2019 ■ ▼	1,775,000

	AGFC Capital Trust I
2,000	6.000%, 01/15/2067 ■ Δ	900,000

	Ally Financial
1,500	6.250%, 12/01/2017	1,306,665

	China Oversea Financial Chioli
1,500	5.500%, 11/10/2020	1,355,118

24	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Finance (continued)

	Credit Acceptance
$1,000	9.125%, 02/01/2017	$985,000

	E*Trade Financial
1,000	12.500%, 11/30/2017	1,127,500

	Financing Infrastructural
2,500	7.400%, 04/20/2018 ■ ▼	2,183,250

	Glen Meadow
3,500	6.505%, 02/12/2067 ■ Δ	2,441,250

	Metalloinvest Finance
2,000	6.500%, 07/21/2016 ■	1,700,000

	Offshore Group Investment
2,000	11.500%, 08/01/2015	2,060,000

	Rare Restaurant Group
2,500	9.250%, 05/15/2014 ■	1,787,500

	Servicios Corporativos Javer
2,987	9.875%, 04/06/2021 ■	2,688,300

	Springleaf Finance
	Series MTN
3,350	6.900%, 12/15/2017	2,412,000

	Squaretwo Financial
1,000	11.625%, 04/01/2017	950,000
28,837	Total Finance	23,671,583
	Insurance – 1.7%

	American International Group
2,300	6.250%, 03/15/2087 Δ	1,592,750

	CNO Financial Group
1,250	9.000%, 01/15/2018 ■	1,293,750

	Provincia De Buenos Aires
1,250	10.875%, 01/26/2021 ■	912,500

	Provincia De Cordoba
2,000	12.375%, 08/17/2017 ■	1,760,000

	XL Capital
	Series E
2,500	6.500%, 12/29/2049 ▼	1,962,500
9,300	Total Insurance	7,521,500
	Natural Gas – 1.2%

	El Paso
	Series GMTN
1,500	7.750%, 01/15/2032	1,737,390

	Sabine Pass LNG
1,702	7.500%, 11/30/2016	1,574,350

	Southern Union
2,100	7.200%, 11/01/2066 Δ	1,774,500
5,302	Total Natural Gas	5,086,240
	Oil & Gas Drilling – 0.9%

	Alta Mesa Holdings
1,500	9.625%, 10/15/2018	1,365,000

	Chaparral Energy
1,400	9.875%, 10/01/2020	1,400,000

	Troll Drilling & Services
1,200	13.750%, 08/19/2016	1,163,904
4,100	Total Oil & Gas Drilling	3,928,904

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Real Estate – 2.0%

	Central China Real Estate
$1,375	12.250%, 10/20/2015 ■ ▼	$1,086,250

	CNL Lifestyle Properties
1,500	7.250%, 04/15/2019	1,290,000

	Country Garden Holdings
1,750	11.125%, 02/23/2018 ■ ▼	1,330,000

	Fosun International
1,750	7.500%, 05/12/2016 ■ ▼	1,365,000

	Realogy
2,375	11.500%, 04/15/2017 ▼	1,579,375

	Rouse
1,125	6.750%, 11/09/2015	1,119,375

	Shimao Property Holding
1,500	11.000%, 03/08/2018	1,077,434
11,375	Total Real Estate	8,847,434
	Sovereign – 0.3%

	Republic of Argentina
1,250	8.750%, 06/02/2017	1,093,750
	Technology – 2.0%

	First Data
2,349	12.625%, 01/15/2021 ■	1,738,260
2,975	8.750%, 01/15/2022 ■	2,350,250

	Freescale Semiconductor
2,000	10.125%, 03/15/2018 ■ ▼	2,080,000

	Seagate
2,850	6.875%, 05/01/2020 ▼	2,622,000
10,174	Total Technology	8,790,510
	Transportation – 3.5%

	Air Canada
2,500	12.000%, 02/01/2016 ■	2,337,500

	American Airline Partner Trust
	Series B
1,788	7.000%, 07/31/2019 ▼ ■	1,466,256

	CDRT Merger Sub
500	8.125%, 06/01/2019 ■ ▼	462,500

	CHC Helicopter
1,525	9.250%, 10/15/2020 ■ ▼	1,296,250

	Chrysler Group
2,750	8.250%, 06/15/2021 ■ ▼	2,117,500

	Marquette Transportation
1,000	10.875%, 01/15/2017	963,750

	Martin Midstream Partners
2,090	8.875%, 04/01/2018	2,069,100

	Navios Maritime Acquisition
2,750	8.625%, 11/01/2017 ▼	2,289,375

	Sevan Marine
500	12.000%, 08/10/2015	340,000

	United Airlines
1,800	9.875%, 08/01/2013 ■	1,845,000
17,203	Total Transportation	15,187,231
$419,588	Total High Yield Corporate Bonds (cost $413,303,864)	372,609,323

26	Nuveen Investments

Shares	Description ▲	Value

	PREFERRED STOCKS – 4.8%

	Banking – 0.5%

	Bank of America
26,500	Series MER	$585,385
118,713	Series 5	1,582,444
	Total Banking	2,167,829
	Consumer Cyclical – 0.1%

	M/I Homes
25,000	Series A —	343,000
	Consumer Non Cyclical – 0.1%

	Hersha Hospitality Trust
20,000	Series B —	446,800
	Finance – 2.0%

1,500	Ally Financial ■	1,004,485

20,700	American International Group	476,100

81,305	Citigroup Cap IX	1,753,749

44,879	Citigroup Capital XI	967,591

50,000	Cogdell Spencer – REIT, Series A	1,175,000

	Digital Realty Trust – REIT
40,000	Series E —	997,600

29,322	Freddie Mac —	43,983

	Goldman Sachs Group
42,400	Series A ▼	785,672

82,700	Morgan Stanley	1,310,795
	Total Finance	8,514,975
	Insurance – 0.6%

	Aspen Insurance Holdings
45,000	Series A	1,098,000

	Endurance Specialty Holding
40,000	Series B —	984,400

	PartnerRe
21,000	Series E —	534,450
	Total Insurance	2,616,850
	Real Estate – 0.9%

	American Home Mortgage Investments – REIT
10,000	Series B —	10

	Ashford Hospitality Trust – REIT
46,900	Series D	1,090,425

30,000	Commonwealth – REIT	733,200
	Series E

25,000	Equity Lifestyle Properties	624,500

	First Potomac Realty Trust
20,000	Series A	484,000

	LaSalle Hotel Properties
50,000	Series H	1,226,000
	Total Real Estate	4,158,135
	Technology – 0.4%

65,000	Dupont Fabros	1,662,050
	Transportation – 0.2%

31,338	Seaspan	837,351
	Total Preferred Stocks (cost $22,451,850)	20,746,990

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 1.1%

	Basic Industry – 0.2%

13,806	Archer-Daniels-Midland	$342,527

16,000	Nortek —	344,000
	Total Basic Industry	686,527
	Consumer Cyclical – 0.0%

30,000	Greektown —	—
	Communications – 0.2%

16,507	FairPoint Communications ▼ —	70,979

8,300	Nippon Telegraph & Telephone ▼	198,785

16,000	Telefonica ▼	305,920

15,000	Vodafone Group ▼	384,750
	Total Communications	960,434
	Consumer Discretionary – 0.2%

15,400	Target	755,216
	Energy – 0.2%

6,500	ConocoPhillips	411,580

2,860	Magnachip Semiconductor — ¡	19,219

39,000	Pengrowth Energy	350,610

38,000	Provident Energy	310,080
	Total Energy	1,091,489
	Finance – 0.1%

	Och-Ziff Capital Management Group
39,000	Class A	356,070

9,000	Invesco Mortgage Capital – REIT	127,170
	Total Finance	483,240
	Real Estate – 0.2%

11,900	Mid-America Apartment Communities – REIT	716,618
	Transportation – 0.0%

15,658	Delta Air Lines —	117,435
	Total Common Stocks (cost $6,262,385)	4,810,959

Principal Amount (000)	Description ▲	Value
	INVESTMENT GRADE CORPORATE BONDS – 1.0%

	Basic Industry – 0.3%

	Vale Overseas Limited
$1,100	8.250%, 01/17/2034	$1,339,800
	Energy – 0.2%

	Valero Energy
1,000	6.625%, 06/15/2037	1,074,374
	Sovereign – 0.5%

	Republic of Poland
1,950	6.375%, 07/15/2019	2,145,000
$4,050	Total Investment Grade Corporate Bonds (cost $4,495,350)	4,559,174

28	Nuveen Investments

Shares/ Principal Amount (000)	Description ▲	Value

	CONVERTIBLE SECURITIES – 1.3%

	Consumer Discretionary – 0.1%

10,000	General Motors	$350,800
	Energy – 0.6%

19,975	Chesapeake Energy	1,777,775
	Series 2005B

	Evergreen Solar
1,500	13.000%, 04/15/2015	765,000
	Total Energy	2,542,775
	Real Estate – 0.2%

35,000	Pebblebrook Hotel Trust	857,850
	Technology – 0.4%

	Hutchinson Technology
2,563	8.500%, 01/15/2026 ▼	1,755,655
	Total Convertible Securities (cost $6,201,677)	5,507,080

Shares	Description ▲	Value
	CLOSED-END FUNDS – 0.9%

29,000	Alliance National Municipal Income Fund	$411,800

139,000	Blackrock Credit Allocation Income Trust	1,595,720

24,500	Gabelli Global Gold Natural Resources & Income Trust ▼	351,575

47,000	Invesco Municipal Income Opportunities Trust	297,510

42,000	Pimco Income Strategy Fund ▼	421,260

66,000	Pioneer Floating Rate Trust ▼	784,080
	Total Closed-End Funds (cost $4,017,757)	3,861,945

Shares	Description ▲	Value
	INVESTMENT COMPANIES – 0.6%

8,000	I-Shares iBoxx $ High Yield Corporate Bond Fund ▼	$661,840

10,900	SPDR DB International Government Inflation-Protected Bond Fund	623,589

26,400	SPDR S&P Dividend	1,282,776
	Total Investment Companies (cost $2,512,357)	2,568,205

Principal Amount (000)	Description ▲	Value
	ASSET-BACKED SECURITIES – 0.5%

	Manufactured Housing – 0.0%

	Green Tree Financial
	Series 1998-1, Class A4
$4	6.040%, 11/01/2029	$4,154
	Transportation – 0.5%

	Continental Airlines
	Series Series RJ03
2,418	7.875%, 01/02/2020 ▼	2,321,679
$2,422	Total Asset-Backed Securities (cost $2,412,166)	2,325,833

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2011

Shares	Description ▲	Value

	Warrants – 0.0%

	FairPoint Communications
6,489	0.000%, 01/24/2018 —	$2,271
	Total Warrants (Cost $0)	2,271

Shares	Description ▲	Value
	INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 23.4%

	Money Market Funds – 23.4%

	Mount Vernon Securities Lending Prime Portfolio
101,317,310	0.205% Ω †	$101,317,310
	Total Investments Purchased with Proceeds from Securities Lending (cost $101,317,310)	101,317,310

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.4%

	First American Treasury Obligations Fund, Class Z
6,277,924	0.000% Ω	$6,277,924
	Total Short-Term Investments (cost $6,277,924)	6,277,924
	Total Investments (cost $569,252,640) – 121.0%	524,587,014
	Other Assets Less Liabilities – (21.0)%	(91,130,164)
	Net Assets – 100.0%	$433,456,850

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3		Total
Investments:
High Yield Corporate Bonds	$—	$372,609,323	$—		$372,609,323
Preferred Stocks	19,742,505	1,004,485	—		20,746,990
Common Stocks*	4,791,740	19,219	—	**	4,810,959
Investment Grade Corporate Bonds	—	4,559,174	—		4,559,174
Convertible Securities	2,986,425	2,520,655	—		5,507,080
Closed-End Funds	3,861,945	—	—		3,861,945
Investment Companies	2,568,205	—	—		2,568,205
Asset-Backed Securities	—	2,325,833	—		2,325,833
Warrants	2,271	—	—		2,271
Money Market Funds***	101,317,310	—	—		101,317,310
Short-Term Investments	6,277,924	—	—		6,277,924
Total	$141,548,325	$383,038,689	$—		$524,587,014

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**	Level 3 security has a market value of $ —.
***	Represents the Fund’s investments purchased with proceeds from securities lending.

30	Nuveen Investments

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 High Yield Corporate Bonds	Level 3 Preferred Stocks	Level 3 Common Stocks		Level 3 Total
Balance at the beginning of period
Gains (losses):	$2,600	$1	$—	*	$2,601
Net realized gains (losses)	—	—	—		—
Net change in unrealized appreciation (depreciation)	—	—	—		—
Purchases at cost	—	—	—		—
Sales at proceeds	—	—	—		—
Net discounts (premiums)	—	—	—		—
Transfers in to	—	—	—		—
Transfers out of	2,600	1	—		2,601
Balance at the end of period	$—	$—	$—	*	$—

*	Level 3 security has a market value of $ —.

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $570,013,169.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$2,992,645
Depreciation	(48,418,800)
Net unrealized appreciation (depreciation) of investments	$(45,426,155)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classfications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

■	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified buyers.

▼	Investment, or a portion of investment, is out on loan for securities lending.

Δ	Variable Rate Security – The rate shown is the rate in effect as of September 30, 2011.

€	Principal Amount (000) rounds to less than $1,000.

For fair value measurement disclosure purposes, investment categorized as Level 3.

—	Non-income producing; issuer has not declared a dividend within the past twelve months.

¡	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund

September 30, 2011

Principal Amount (000)	Description ▲	Value

	U.S. GOVERNMENT & AGENCY SECURITIES – 88.8%

	U.S. Agency Debentures – 0.8%

	Federal National Mortgage Association
$1,245	4.625%, 05/01/2013	$1,322,877

	Tennessee Valley Authority
1,055	3.875%, 02/15/2021	1,187,765
2,300	Total U.S. Agency Debentures	2,510,642
	U.S. Treasuries – 88.0%

	U.S. Treasury Bonds
2,835	8.750%, 08/15/2020 ▼	4,477,307
2,580	8.000%, 11/15/2021 ▼	4,029,638
11,548	2.375%, 01/15/2025 ▼ ◀	14,264,518
6,517	2.000%, 01/15/2026 ◀	7,741,073
6,778	2.375%, 01/15/2027 ◀	8,474,843
6,282	1.750%, 01/15/2028 ◀	7,276,937
8,206	3.625%, 04/15/2028 ◀	11,802,991
2,894	2.500%, 01/15/2029 ◀	3,715,068
8,211	3.875%, 04/15/2029 ◀	12,354,830
320	3.500%, 02/15/2039	355,800
9,381	2.125%, 02/15/2040 ◀	11,903,140
9,491	2.125%, 02/15/2041 ◀	12,120,531

	U.S. Treasury Notes
1,113	2.000%, 04/15/2012 ◀	1,123,527
2,513	3.000%, 07/15/2012 ◀	2,583,719
8,017	0.625%, 04/15/2013 ◀	8,164,334
3,629	1.875%, 07/15/2013 ◀	3,798,267
4,658	2.000%, 01/15/2014 ◀	4,945,232
10,638	1.250%, 04/15/2014 ▼ ◀	11,145,623
4,674	2.000%, 07/15/2014 ▼ ◀	5,028,936
4,218	1.625%, 01/15/2015 ◀	4,539,004
12,880	0.500%, 04/15/2015 ▼	13,402,336
7,381	1.875%, 07/15/2015 ▼ ◀	8,107,168
4,752	2.000%, 01/15/2016 ◀	5,281,756
15,998	0.125%, 04/15/2016 ▼ ◀	16,528,787
5,649	2.500%, 07/15/2016 ◀	6,492,821
4,851	2.375%, 01/15/2017 ◀	5,578,106
4,615	2.750%, 05/31/2017 ▼	5,027,106
2,725	2.625%, 07/15/2017 ◀	3,211,205
4,907	1.625%, 01/15/2018 ◀	5,489,776
3,798	1.375%, 07/15/2018 ◀	4,208,481
4,125	2.125%, 01/15/2019 ◀	4,804,220
4,523	1.875%, 07/15/2019 ◀	5,206,431
6,958	1.375%, 01/15/2020 ◀	7,745,631
10,059	1.250%, 07/15/2020 ▼ ◀	11,104,843
17,981	1.125%, 01/15/2021 ▼ ◀	19,625,456
1,510	3.125%, 05/15/2021 ▼	1,675,979
13,482	0.625%, 07/15/2021 ▼ ◀	14,071,989
240,697	Total U.S. Treasuries	277,407,409
$242,997	Total U.S. Government & Agency Securities (cost $259,481,147)	279,918,051

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.2%

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
$1,255	5.220%, 07/15/2044 Δ	$1,361,703

	DBUBS Mortgage Trust
	Series 2011-LC3, Class A2
730	3.642%, 08/12/2044	752,806

32	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	Extended Stay America Trust
	Series 2010-ESHA, Class C
$1,040	4.860%, 11/05/2027 ■	$989,525

	Greenwich Capital Commercial Funding
	Series 2007-GG11, Class A4
2,300	5.736%, 12/10/2049	2,387,614

	JPMorgan Chase Commercial Mortgage Securities
	Series 2007-CB18, Class A4
1,400	5.440%, 06/12/2047	1,454,033
	Series 2007-CIBC20, Class A4
2,000	5.794%, 02/12/2051	2,155,976
	Series 2010-C1, Class A1
994	3.853%, 06/15/2043 ■	1,029,829
	Series 2011-C4, Class A3
1,470	4.106%, 07/15/2046 ■ Δ	1,493,958

	LB-UBS Commercial Mortgage Trust
	Series 2008-C1, Class A2
2,000	6.145%, 04/15/2041 Δ	2,186,264

	Merrill Lynch Mortgage Trust
	Series 2008-C1, Class A4
380	5.690%, 02/12/2051	405,535

	Morgan Stanley Capital I
	Series 2006-IQ12, Class A4
500	5.332%, 12/15/2043	539,739
	Series 2011-C1, Class C
425	5.256%, 09/15/2047 ■ Δ	359,375
	Series 2011-C3, Class A1
2,015	2.178%, 07/15/2049	2,037,729

	OBP Depositor Trust
	Series 2010-OBP, Class A
700	4.646%, 07/15/2045 ■	743,314

	WF-RBS Commercial Mortgage Trust
	Series 2011-C2, Class C
450	5.392%, 02/15/2044 ■ Δ	404,449
	Series 2011-C3, Class A4
1,260	4.375%, 03/15/2044 ■ Δ▼	1,272,977
$18,919	Total Commercial Mortgage-Backed Securities (cost $19,556,838)	19,574,826

Principal Amount (000) —	Description ▲	Value
	CORPORATE BONDS – 2.9%

	Banking – 0.1%

	Banco Do Nordeste Brasil
$200	3.625%, 11/09/2015 ■ ▼	$197,000
	Basic Industry – 0.6%

	Alrosa Finance
150	7.750%, 11/03/2020 ■	141,375

	Georgia-Pacific
150	7.125%, 01/15/2017 ■	157,188

	Reynolds Group
175	7.125%, 04/15/2019 ■ ▼	162,750

	Sinochem Overseas Capital
150	4.500%, 11/12/2020 ■	139,597

	Southern Copper
1,000	7.500%, 07/27/2035	1,081,849

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	Basic Industry (continued)

	Vedanta Resources
$250	9.500%, 07/18/2018 ■ ▼	$217,500
1,875	Total Basic Industry	1,900,259
	Consumer Non Cyclical – 0.1%

	HCA
360	7.250%, 09/15/2020 ▼	363,600
	Electric – 0.3%

	AES
150	8.000%, 10/15/2017 ▼	150,750

	Calpine
250	7.875%, 07/31/2020 ■	241,250

	Comision Federal De Electric
570	4.875%, 05/26/2021 ■	572,850
970	Total Electric	964,850
	Energy – 0.3%

	Carrizo Oil & Gas
130	8.625%, 10/15/2018	127,400

	Linn Energy
175	8.625%, 04/15/2020 ▼	180,250

	Range Resources
250	8.000%, 05/15/2019 ▼	273,750

	Seadrill
200	6.500%, 10/05/2015	184,000

	SM Energy
175	6.625%, 02/15/2019 ■ ▼	174,125
930	Total Energy	939,525
	Insurance – 0.3%

	Pacific Life Global Funding
1,000	4.860%, 02/06/2016 ■ Δ	1,009,390
	Materials – 0.1%

	QuadraFNX Mining
200	7.750%, 06/15/2019 ■	193,500

	Taseko Mines
200	7.750%, 04/15/2019	186,000
400	Total Materials	379,500
	Natural Gas – 0.1%

	Energy Transfer Equity
350	7.500%, 10/15/2020 ▼	359,625
	Real Estate – 0.1%

	Country Garden Holdings
200	11.125%, 02/23/2018 ■ ▼	152,000
	Sovereigns – 0.6%

	Canadian Government
CAD 800,000	1.500%, 03/01/2012	765,416
CAD 750,000	3.500%, 06/01/2020	797,760

	Republic of Poland
$300	6.375%, 07/15/2019	330,000
	Total Sovereigns	1,893,176

34	Nuveen Investments

Principal Amount (000) —	Description ▲	Value

	Transportation – 0.3%

	Avis Budget Car Rental
$150	7.750%, 05/15/2016	$144,750

	Chrysler Group
100	8.000%, 06/15/2019 ▼ ■	78,000

	Dana Holding
175	6.500%, 02/15/2019 ▼	166,250

	Hertz
175	7.375%, 01/15/2021 ▼	159,906

	Navios Maritime Acquisition
150	8.625%, 11/01/2017 ▼	124,875

	Viterra
250	5.950%, 08/01/2020 ■	265,327
1,000	Total Transportation	939,108
	Total Corporate Bonds (Cost $9,128,955)	9,098,033

Principal Amount (000)	Description ▲	Value
	MUNICIPAL BONDS – 0.4%

	Illinois
$1,130	5.877%, 03/01/2019	$1,210,264
	Total Municipal Bonds (cost $1,130,000)	1,210,264

Shares	Description ▲	Value
	PREFERRED STOCKS – 0.2%

	Banking – 0.1%

	Goldman Sachs Group
13,000	Series A ▼	$240,890
	Finance – 0.1%

	Bank of America
10,000	Series 5	133,300

5,000	Citigroup Capital XI	107,800

6,000	Morgan Stanley	95,100
	Total Finance	336,200
	Sovereign – 0.0%

	Fannie Mae
16,000	Series S	30,400
	Total Preferred Stocks (cost $1,069,051)	607,490

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – PRIVATE MORTGAGE-BACKED SECURITIES – 0.2%

	Fixed Rate – 0.2%

	Sequoia Mortgage Trust Series 2011-1, Class A1
$811,366	4.125%, 02/25/2041	$807,006
	Total Collateralized Mortgage Obligations – Private Mortgage-Backed Securities (cost $811,366)	807,006

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

September 30, 2011

Shares	Description ▲	Value

	CONVERTIBLE SECURITIES – 0.1%

	Energy – 0.1%

	Chesapeake Energy
2,000	Series 2005B	$178,000
	Total Convertible Securities (cost $170,000)	178,000

Shares	Description ▲	Value
	CLOSED-END FUNDS – 0.0%

10,500	Blackrock Credit Allocation Income Trust	$120,540
	Total Closed-End Funds (Cost $124,554)	120,540

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 35.3%

	Money Market Funds – 35.3%

	Mount Vernon Securities Lending Prime Portfolio
111,107,574	0.205% Ω †	$111,107,574
	Total Investments Purchased With Proceeds From Securities Lending (cost $111,107,574)	111,107,574

Shares	Description ▲	Value
	INVESTMENT COMPANIES – 0.1%

3,000	I-Shares iBoxx $ High Yield Corporate Bond Fund ▼	$248,190
	Total Investment Companies (cost $259,659)	248,190

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Fund – 1.2%
3,894,587	First American Treasury Obligations Fund Class Z, 0.000% Ω	$3,894,587
	U.S. Treasury Obligations – 0.3%

	U.S. Treasury Bills ☐
$340	0.011%, 10/20/2011	339,998
280	0.056%, 04/05/2012	279,918
260	0.014%, 11/10/2011	259,996
20	0.039%, 02/16/2012	19,997
$900	Total U.S. Treasury Obligations	899,909
	Total Short-Term Investments (cost $4,794,520)	4,794,496
	Total Investments – 135.7% (cost $407,633,664)	427,664,470
	Other Assets Less Liabilities – (35.7)% ¯	(112,530,619)
	Net Assets – 100.0%	$315,133,851

Investments in Derivatives at September 30, 2011:

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citigroup	U.S. Dollar	830,040	Australian Dollar	800,000	10/31/11	$(59,161)

36	Nuveen Investments

Future Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar	Long	5	12/11	$478,050	$(28,467)
U.S. Treasury 5-Year Note	Short	(57)	12/11	(6,981,610)	8,440
U.S. Treasury 10-Year Note	Long	43	12/11	5,594,031	6,416
U.S. Treasury Long Bond	Long	14	12/11	1,996,750	(8,001)
U.S. Treasury Ultra Bond	Long	6	12/11	951,750	4,861
					$(16,751)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase	$4,000,000	Receive	3-Month LIBOR	1.255%	Semi-Annually	11/03/11	$(22,537)
JPMorgan Chase	1,000,000	Receive	3-Month LIBOR	3.858	Semi-Annually	1/19/20	(161,353)
UBS	2,000,000	Receive	3-Month LIBOR	1.133	Semi-Annually	3/25/12	(6,850)
UBS	4,000,000	Receive	3-Month LIBOR	1.048	Semi-Annually	6/25/12	(26,764)
UBS	2,000,000	Receive	3-Month LIBOR	3.001	Semi-Annually	8/03/14	(138,857)
							$(356,361)

*	Annualized

Credit Default Swaps outstanding:

Counterparty	Reference Index	Buy/Sell Protection[1]	Current Credit Spread[3]	Notional Amount[2]	Receive Fixed Rate	Termination Date	Value	Unrealized Appreciation (Depreciation)
UBS	Markit CDX NA HY 16	Sell	7.72%	$5,000,000	5.000%	6/20/16	$(450,356)	$(540,672)

(1)

The Fund entered into the credit default swaps to gain investment exposure to the referenced index. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take deliver of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher liklihood of performance by the seller of protection.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

September 30, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government & Agency Securities	$—	$279,918,051	$—	$279,918,051
Commercial Mortgage-Backed Securities	—	19,574,826	—	19,574,826
Corporate Bonds	—	9,098,033	—	9,098,033
Municipal Bonds	—	1,210,264	—	1,210,264
Preferred Stocks	607,490	—	—	607,490
Collateralized Mortgage Obligations – Private Mortgage-Backed Securities	—	807,006	—	807,006
Convertible Securities	178,000	—	—	178,000
Closed-End Funds	120,540	—	—	120,540
Money Market Funds*	111,107,574	—	—	111,107,574
Investment Companies	248,190	—	—	248,190
Short-Term Investments	3,894,587	899,909	—	4,794,496
Derivatives:
Forward Foreign Currency Exchange Contracts**	—	(59,161)	—	(59,161)
Futures Contracts**	(16,751)	—	—	(16,751)
Interest Rate Swaps**	—	(356,361)	—	(356,361)
Credit Default Swaps**	—	(540,672)	—	(540,672)
Total	$116,139,630	$310,551,895	$—	$426,691,525

*	Represents the Fund’s investments purchased with proceeds from securities lending.

**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During	the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair balue of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Conatracts	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$59,161
Foreign Currency Exchange Rate	Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	28,467
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	19,717	Payable for variation margin on futures contracts*	8,001
Credit	Swaps	Unrealized appreciation on credit default swap contracts*	—	Unrealized depreciation on credit default swap contracts*	540,672
Interest Rate	Swaps	Unrealized appreciation on interest rate swap contracts*	—	Unrealized depreciation on interest rate swap contracts*	356,361
Total			$19,717		$992,662

*	Value represents gross cumulative unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

38	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $407,860,694.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$21,246,593
Depreciation	(1,442,817)
Net unrealized appreciation (depreciation) of investments	$19,803,776

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classfications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

—	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

▼	Investment, or portion of investment, is out on loan for securities lending.

◀	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Δ	Variable Rate Security – The rate shown is the rate in effect as of September 30, 2011.

■	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2011.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of September 30, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivatives instruments as listed within Investments in Derivatives at September 30, 2011.

CAD	Canadian Dollar

LIBOR	London Inter-Bank Offered Rate

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund

September 30, 2011

Principal Amount (000)	Description ▲	Value

	CORPORATE BONDS – 1.3%

	Finance – 1.3%

	Private Export Funding
$505	4.550%, 05/15/2015	$567,721
550	3.050%, 10/15/2014	586,271
345	2.125%, 07/15/2016	356,092
$1,400	Total Corporate Bonds (cost $1,464,632)	1,510,084

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 26.1%

	Adjustable Rate Δ – 6.8%

	Federal Home Loan Mortgage Corporation Pool
$835	2.572%, 09/01/2033, #780836	$873,633
618	4.720%, 03/01/2036, #848193	650,503
838	5.520%, 05/01/2037, #1H1396	891,073

	Federal National Mortgage Association Pool
1,500	2.510%, 04/01/2034, #AD0486	1,576,086
581	2.540%, 03/01/2035, #819652 ▼	611,023
235	2.133%, 12/01/2035, #848390	242,401
386	2.765%, 07/01/2036, #886034	408,976
312	2.598%, 09/01/2036, #995949	328,112
916	5.441%, 03/01/2037, #914224	973,768
660	5.657%, 04/01/2037, #913187	698,684
328	2.457%, 03/01/2038, #AD0706	345,269
7,209	Total Adjustable Rate	7,599,528
	Fixed Rate – 19.3%

	Federal Home Loan Mortgage Corporation Pool
6	7.500%, 09/01/2012, #G10735	6,076
19	6.000%, 10/01/2013, #E72802	21,047
24	7.000%, 09/01/2014, #E00746	25,389
147	6.500%, 01/01/2028, #G00876	164,135
25	7.500%, 01/01/2030, #C35768	28,723
277	6.500%, 03/01/2031, #G01244	314,236

	Federal National Mortgage Association Pool
—	€7.000%, 11/01/2011, #250738	38
17	6.000%, 04/01/2013, #425550	18,296
14	6.500%, 08/01/2013, #251901	14,359
26	6.000%, 11/01/2013, #556195	28,209
18	7.000%, 10/01/2014, #252799	19,487
1,859	3.120%, 01/01/2015, #464158	1,945,923
900	3.240%, 04/01/2016, #467749	949,834
155	5.500%, 04/01/2016, #580516	167,768
282	6.500%, 07/01/2017, #254373	309,911
274	7.000%, 07/01/2017, #254414	302,640
174	5.500%, 12/01/2017, #673010	188,768
252	5.500%, 04/01/2018, #695765	271,542
511	4.500%, 05/01/2018, #254720	547,161
600	5.500%, 09/01/2019, #725793	652,214
252	6.000%, 01/01/2022, #254179	276,195
241	6.500%, 06/01/2022, #254344	265,727
290	7.000%, 09/01/2031, #596680	329,303
364	6.500%, 12/01/2031, #254169	398,339
1,030	6.000%, 04/01/2032, #745101 ▼	1,121,287
816	6.500%, 06/01/2032, #596712	896,508
211	6.000%, 08/01/2032, #656269	229,723
515	6.500%, 08/01/2036, #887017	572,815
716	7.000%, 06/01/2037, #928519	821,721
2,220	4.500%, 10/15/2038 (WI/DD)	2,354,934

40	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)
$1,105	3.500%, 10/01/2040 (WI/DD)	$1,135,215
2,078	4.000%, 11/01/2040, #MA0583 ▼	2,180,645
977	4.000%, 12/01/2040, #AB1959	1,025,497
1,000	5.000%, 10/15/2041 (WI/DD)	1,075,625

	Government National Mortgage Association Pool
47	7.500%, 12/15/2022, #347332	55,089
7	7.000%, 09/15/2027, #455304	7,809
294	6.500%, 07/15/2028, #780825	339,084
107	6.500%, 08/20/2031, #003120	123,699
143	7.500%, 12/15/2031, #570134	168,198
1,046	6.000%, 09/15/2034, #633605	1,178,354
1,075	4.500%, 02/20/2041, #004946	1,166,769
20,114	Total Fixed Rate	21,698,292
$27,323	Total U.S. Government Agency Mortgage-Backed Securities (cost $27,890,332)	29,297,820

Principal Amount (000)	Description ▲	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.2%

	Bear Stearns Commercial Mortgage Securities
	Series 2005-T20, Class A4A
$550	5.148%, 10/12/2042 Δ	$604,292
	Series 2005-PW10, Class A4
750	5.405%, 12/11/2040 Δ	811,144

	Commercial Mortgage Pass-Through Certificates
	Series 2005-LP5, Class A4
550	4.982%, 05/10/2043 Δ	591,964

	DBUBS Mortgage Trust
	Series 2011-LC3, Class A2
280	3.642%, 08/10/2044	288,747

	Extended Stay America Trust
	Series 2010-ESHA, Class A
867	2.951%, 11/05/2027 ■	852,176

	FDIC Commercial Mortgage Trust
	Series 2011-C1, Class C1
429	1.840%, 04/25/2031 ■	434,535

	Greenwich Capital Commercial Funding
	Series 2007-GG11, Class A4
1,000	5.736%, 12/10/2049	1,038,093

	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2010-C2, Class A1
925	2.749%, 07/15/2017 ■	925,671

	Morgan Stanley Capital I
	Series 2011-C3, Class A1
735	2.178%, 07/15/2049 Δ	743,291
	Series 2006-IQ12, Class A4
650	5.332%, 12/15/2043	701,660
$6,736	Total Commercial Mortgage-Backed Securities (cost $6,721,646)	6,991,573

Principal Amount (000)	Description ▲	Value
	ASSET-BACKED SECURITIES – 6.7%

	Credit Cards – 0.9%

	Discover Card Master Trust
	Series 2011-3, Class A
$1,000	0.439%, 03/15/2017 Δ	$999,705

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Home Equity – 0.0%

	GRMT Mortgage Loan Trust
	Series 2001-1A, Class M1
$32	8.272%, 07/20/2031 ■	$29,950
	Manufactured Housing – 0.7%

	Origen Manufactured Housing
	Series 2005-B, Class M1
743	5.990%, 01/15/2037 Δ	776,796
	Other – 5.1%

	GMAC Mortgage Servicer Advance Funding
	Series 2011-1A, Class A
1,135	3.720%, 03/15/2023 ■	1,144,080

	Henderson Receivables
	Series 2010-1, Class A
900	5.560%, 07/15/2059 ■	1,033,095
	Series 2010-3A, Class A
835	3.820%, 12/15/2048 ■	840,762

	Small Business Administration
	Series 2005-P10A, Class 1
305	4.638%, 02/10/2015	324,988
	Series 2005-P10B, Class 1
220	4.940%, 08/10/2015	233,930
	Series 2008-P10A, Class 1
1,013	5.902%, 02/10/2018	1,148,959
	Series 2010-10A, Class 1
961	4.108%, 03/10/2020	1,001,268
5,369	Total Other	5,727,082
$7,144	Total Asset-Backed Securities (cost $7,252,941)	7,533,533

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – PRIVATE MORTGAGE-BACKED SECURITIES – 5.3%

	Fixed Rate – 5.3%

	FDIC Structured Sale Guaranteed Notes
	Series 2010-S1, Class 2A
$1,071	3.250%, 04/25/2038 ■	$1,117,267

	GSMPS Mortgage Loan Trust
	Series 2003-1, Class B1
777	6.778%, 03/25/2043	667,271

	GSR Mortgage Loan Trust
	Series 2005-4F, Class B1
1,234	5.756%, 05/25/2035	742,852

	Impac Secured Assets
	Series 2000-3, Class M1
374	8.000%, 10/25/2030	343,511

	Lehman Mortgage Trust
	Series 2008-6, Class 1A1
438	7.346%, 07/25/2047	413,119

	NCUA Guaranteed Notes
	Series 2010-C1, Class A1
1,047	1.600%, 10/29/2020	1,057,275

	Residential Accredit Loans
	Series 2003-QS12, Class M1
490	5.000%, 06/25/2018	388,238

42	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)

	Sequoia Mortgage Trust
	Series 2011-1, Class A1
$429	4.125%, 02/25/2041	$426,962

	Vendee Mortgage Trust
	Series 2011-1, Class DA
764	3.750%, 02/15/2035	807,969
$6,624	Total Collateralized Mortgage Obligations – Private Mortgage-Backed Securities (cost $6,476,744)	5,964,464

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATION – U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 8.3%

	Fixed Rate – 8.3%

	Federal Home Loan Mortgage Corporation
	Series 2629, Class BO
$515	3.250%, 03/15/2018	$532,832
	Series 2843, Class BH
374	4.000%, 01/15/2018	380,409

	Federal National Mortgage Association
	Series 2002-W1, Class 2A
515	7.244%, 02/25/2042	604,566
	Series 2009-M1, Class A1
867	3.400%, 07/25/2019	924,003
	Series 2010-M1, Class A1
1,401	3.305%, 06/25/2019	1,491,473
	Series 2010-M4, Class A1
1,411	2.520%, 06/25/2020	1,464,275

	FHLMC Multifamily Structured Pass-Through Securities
	Series K008, Class A1
987	2.746%, 12/25/2019	1,019,360
	Series K010, Class A1
807	3.320%, 07/25/2020	855,103
	Series K701, Class A1
1,210	2.838%, 06/26/2017	1,259,049

	FHLMC Structured Pass-Through Securities
	Series T-45, Class A4
733	4.520%, 08/27/2012	751,597
$8,820	Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (cost $8,894,870)	9,282,667

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT & AGENCY SECURITIES – 45.5%

	U.S. Agency Debentures – 41.0%

	Federal Agricultural Mortgage Corporation
$500	2.100%, 08/10/2012	$508,176

	Federal Farm Credit Bank
1,130	2.125%, 06/18/2012	1,144,660
565	4.500%, 10/17/2012	589,586
1,705	1.375%, 06/25/2013	1,735,248
1,350	3.875%, 10/07/2013	1,442,607
1,400	2.625%, 04/17/2014	1,472,408
700	3.000%, 09/22/2014 ▼	747,972
845	1.500%, 11/16/2015 ▼	863,545

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	U.S. Agency Debentures (continued)

	Federal Home Loan Bank
$2,000	1.500%, 01/16/2013 ▼	$2,029,442
1,345	0.500%, 08/28/2013 ▼	1,347,100
1,865	3.125%, 12/13/2013	1,972,419
1,710	0.875%, 12/27/2013	1,724,870
950	1.125%, 06/27/2014	951,364
1,080	4.125%, 03/13/2020	1,221,617

	Federal Home Loan Mortgage Corporation
1,005	0.600%, 09/20/2013	1,003,495
1,135	1.375%, 02/25/2014	1,158,674
1,825	2.500%, 04/23/2014 ▼	1,915,956
780	1.000%, 07/30/2014	788,881
1,925	1.750%, 09/10/2015 ▼	1,984,839
1,560	2.000%, 08/25/2016	1,615,049
1,140	1.500%, 09/21/2016	1,138,866
270	5.000%, 12/14/2018 ▼	301,437
365	3.750%, 03/27/2019 ▼	412,345

	Federal National Mortgage Association
785	5.250%, 08/01/2012	817,406
580	4.625%, 05/01/2013	616,280
1,140	0.550%, 09/27/2013	1,136,441
1,150	1.000%, 09/02/2014	1,149,951
1,145	1.500%, 01/27/2015	1,148,213
1,075	2.375%, 07/28/2015 ▼	1,131,038
1,700	1.875%, 10/15/2015	1,753,637
550	4.375%, 10/15/2015	623,816
1,735	1.600%, 11/23/2015	1,738,605
1,105	1.250%, 09/28/2016 ▼	1,102,931

	Tennessee Valley Authority
3,175	6.790%, 05/23/2012	3,307,166
2,725	6.000%, 03/15/2013	2,941,032
530	3.875%, 02/15/2021	596,697
44,545	Total U.S. Agency Debentures	46,133,769
	U.S. Treasuries – 4.5%

	U.S. Treasury Bonds
635	9.000%, 11/15/2018	963,811
1,105	8.125%, 08/15/2019 ▼	1,646,192
430	8.500%, 02/15/2020 ▼	662,435
695	8.750%, 08/15/2020 ▼	1,097,611
435	8.000%, 11/15/2021 ▼	679,416
3,300	Total U.S. Treasuries	5,049,465
$47,845	Total U.S. Government & Agency Securities (cost $49,157,496)	51,183,234

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 18.7%

	Money Market Funds – 18.7%

	Mount Vernon Securities Lending Prime Portfolio
21,042,621	0.205% Ω †	$21,042,621
	Total Investments Purchased with Proceeds from Securities Lending (cost $21,042,621)	21,042,621

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 4.5%

	Money Market Funds – 4.3%

	First American Treasury Obligations Fund, Class Z
4,793,227	0.000% Ω	$4,793,227

44	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	U.S. Treasury Obligations – 0.2%

	U.S. Treasury Bills ☐
$235	0.012%, 11/10/2011	$234,997
10	0.052%, 02/16/2012	9,998
$245	Total U.S. Treasury Obligations	244,995
	Total Short-Term Investments (cost $5,038,222)	5,038,222
	Total Investments (cost $133,939,504) – 122.6%	137,844,218
	Other Assets Less Liabilities – (22.6)% ¯	(25,420,267)
	Net Assets – 100.0%	$112,423,951

Investments in Derivatives at September 30, 2011:

Future Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	79	12/11	$17,396,046	$(18,616)
U.S. Treasury 5-Year Note	Long	63	12/11	7,716,516	5,706
U.S. Treasury 10-Year Note	Long	34	12/11	4,423,188	20,616
U.S. Treasury Long Bond	Long	17	12/11	2,424,625	70,770
					$78,476

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,510,084	$—	$1,510,084
U.S. Government Agency Mortgage-Backed Securities	—	29,297,820	—	29,297,820
Commercial Mortgage-Backed Securities	—	6,991,573	—	6,991,573
Asset-Backed Securities	—	7,533,533	—	7,533,533
Collateralized Mortgage Obligations – Private Mortgage-Backed Securities	—	5,964,464	—	5,964,464
Collateralized Mortgage Obligations – U.S. Government Agency Mortgage-Backed Securities	—	9,282,667	—	9,282,667
U.S. Government & Agency Securities	—	51,183,234	—	51,183,234
Money Market Funds*	21,042,621	—	—	21,042,621
Short-Term Investments	4,793,227	244,995	—	5,038,222
Derivatives:
Futures Contracts**	78,476	—	—	78,476
Total	$25,914,324	$112,008,370	$—	$137,922,694

*	Represents the Fund’s investments purchased with proceeds from securities lending.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

September 30, 2011

During	the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2, or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	$97,092	Payable for variation margin on futures contracts*	$18,616

*	Value represents gross cumulative unrealized appreciation (depreciation) as reported on the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $133,956,019.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$4,617,707
Depreciation	(729,508)
Net unrealized appreciation (depreciation) of investments	$3,888,199

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classfications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

▼	Investment, or a portion of investment, is out on loan for securities lending.

€	Principal Amount (000) rounds to less than $1,000.

Δ	Variable Rate Security – The rate shown is the rate in effect as of September 30, 2011.

■	Investment is exempt from registration under Rule 144A of the Securities act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2011.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of September 30, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivatives instruments as listed within Investments in Derivatives at September 30, 2011.

WI/DD	Purchased on when-issued or delayed delivery basis.

46	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund

September 30, 2011

Principal Amount (000)	Description ▲	Value

	CORPORATE BONDS – 49.3%

	Banking – 8.1%

	Banco Bradesco
$1,245	4.125%, 05/16/2016 ■	$1,238,775

	Bancolombia
1,910	5.950%, 06/03/2021 ■	1,847,925

	Bank of America
2,500	5.750%, 12/01/2017	2,344,650
6,270	5.875%, 01/05/2021	5,860,307
1,275	Series 1 3.750%, 07/12/2016 ▼	1,160,009

	BBVA Bancomer
925	4.500%, 03/10/2016 ■ ▼	860,250

	Citigroup
2,000	4.587%, 12/15/2015	2,053,524
2,090	6.125%, 11/21/2017 ▼	2,233,315

	Comerica Bank
3,245	5.750%, 11/21/2016	3,617,412

	Deutsche Bank
3,205	3.875%, 08/18/2014	3,271,010

	ING Bank
1,470	4.000%, 03/15/2016 ■	1,479,021

	JPMorgan Chase
3,290	5.150%, 10/01/2015	3,471,891
7,585	4.250%, 10/15/2020	7,602,977

	Lloyds TSB Bank
1,000	4.375%, 01/12/2015 ■	978,409

	Nordea Eiendomskreditt Class A
3,500	1.875%, 04/07/2014 ■	3,544,744

	PNC Funding
3,300	3.625%, 02/08/2015 ▼	3,461,736

	Royal Bank of Scotland
1,000	6.400%, 10/21/2019 ▼	955,961

	Sovereign Bank
2,040	8.750%, 05/30/2018	2,376,249

	Wachovia
1,450	5.750%, 06/15/2017	1,632,333

	Wachovia Captial Trust III
2,220	5.570%, 03/29/2049	1,820,400
51,520	Total Banking	51,810,898
	Basic Industry – 3.5%

	Alcoa
3,835	5.400%, 04/15/2021 ▼	3,716,215

	Arcelormittal
3,260	5.250%, 08/05/2020 ▼	2,912,654

	Celulosa Arauco Constitucion
2,000	5.625%, 04/20/2015 ▼	2,137,076

	Dow Chemical
2,680	2.500%, 02/15/2016	2,636,549

	Incitec Pivot Finance
2,255	6.000%, 12/10/2019 ■	2,479,654

	Rio Tinto Finance
1,970	3.500%, 11/02/2020 ▼	1,937,136

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Basic Industry (continued)

	Southern Copper
$2,000	5.375%, 04/16/2020	$2,040,000

	Vale Overseas
1,940	4.625%, 09/15/2020	1,881,800

	Waste Management
2,705	4.600%, 03/01/2021	2,901,705
22,645	Total Basic Industry	22,642,789
	Brokerage – 3.1%

	Goldman Sachs Capital II
1,165	5.793%, 12/29/2049 Δ	722,300

	Goldman Sachs Group
3,845	6.150%, 04/01/2018	3,984,481
3,125	6.000%, 06/15/2020	3,214,578
5,105	5.250%, 07/27/2021	5,036,159

	Morgan Stanley
3,750	5.500%, 07/24/2020	3,396,439
2,180	5.750%, 01/25/2021	2,005,746
1,350	5.500%, 07/28/2021	1,250,447
20,520	Total Brokerage	19,610,150
	Capital Goods – 0.8%

	John Deere Captial
2,295	2.800%, 09/18/2017	2,342,038

	Tyco International
2,405	3.375%, 10/15/2015 ▼	2,501,265
4,700	Total Capital Goods	4,843,303
	Communications – 6.9%

	American Tower
2,405	5.050%, 09/01/2020	2,400,108

	British Sky Broadcasting
1,845	6.100%, 02/15/2018 ■	2,041,184

	CBS
1,625	5.750%, 04/15/2020 ▼	1,788,298

	Comcast
1,930	5.150%, 03/01/2020	2,178,385

	DirecTV Holdings
2,850	3.550%, 03/15/2015 ▼	2,972,302
2,800	5.200%, 03/15/2020 ▼	3,016,247

	Discovery Communications
1,460	5.050%, 06/01/2020 ▼	1,595,951

	Embarq
1,170	7.082%, 06/01/2016 ▼	1,211,142

	NBC Universal
3,895	5.150%, 04/30/2020	4,271,183

	News America
2,000	5.650%, 08/15/2020	2,216,052
2,100	4.500%, 02/15/2021 ▼	2,109,782

	Telecom Italia Capital
2,570	7.175%, 06/18/2019 ▼	2,576,677

	Telefonica Emisiones
3,300	5.462%, 02/16/2021	3,133,617

	Time Warner
3,000	4.700%, 01/15/2021	3,135,691

48	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Communications (continued)

	Time Warner Cable
$2,000	8.250%, 02/14/2014	$2,273,138
2,025	6.750%, 07/01/2018 ▼	2,356,403

	Verizon Communications
3,755	8.750%, 11/01/2018 ▼	5,028,437
40,730	Total Communications	44,304,597
	Consumer Cyclical – 0.4%

	Ingram Micro
1,205	5.250%, 09/01/2017	1,280,359

	R.R. Donnelley & Sons
1,195	7.625%, 06/15/2020	1,060,563
2,400	Total Consumer Cyclical	2,340,922
	Consumer Non Cyclical – 4.3%

	Altria Group
1,300	9.700%, 11/10/2018	1,722,749
1,365	4.750%, 05/05/2021	1,411,915

	ConAgra Foods
2,595	5.875%, 04/15/2014	2,817,000

	Express Scripts
2,120	3.125%, 05/15/2016	2,140,583

	Genentech
1,650	4.750%, 07/15/2015	1,851,434

	Kellogg
2,620	4.450%, 05/30/2016 ▼	2,920,065

	Kraft Foods
1,225	6.500%, 08/11/2017	1,453,561
1,785	5.375%, 02/10/2020	2,020,122

	Lorillard Tobacco
1,815	8.125%, 06/23/2019	2,126,285

	Merck
3,330	2.250%, 01/15/2016	3,447,379

	Reynolds American
1,480	6.750%, 06/15/2017 ▼	1,705,821

	Roche Holdings
2,100	6.000%, 03/01/2019 ■	2,565,744

	UnitedHealth Group
1,295	3.875%, 10/15/2020	1,367,431
24,680	Total Consumer Non Cyclical	27,550,089
	Electric – 1.1%

	Constellation Energy Group
2,275	5.150%, 12/01/2020	2,320,106

	FirstEnergy Solutions
2,220	6.050%, 08/15/2021	2,458,264

	Ohio Power
	Series K
2,100	6.000%, 06/01/2016 ▼	2,416,262
6,595	Total Electric	7,194,632
	Energy – 4.3%

	Anadarko Petroleum
2,745	6.375%, 09/15/2017	3,079,407

	Applied Materials
1,855	4.300%, 06/15/2021	1,932,893

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Energy (continued)

	Ensco
$2,765	4.700%, 03/15/2021 ▼	$2,818,188

	EOG Resources
2,500	4.100%, 02/01/2021 ▼	2,674,200

	Hess
2,750	8.125%, 02/15/2019	3,544,510

	Marathon Petroleum
1,685	5.125%, 03/01/2021 ■	1,754,729

	Nabors Industries
1,735	5.000%, 09/15/2020 ▼	1,769,048

	Petroleos Mexicanos
1,000	4.875%, 03/15/2015 ▼	1,047,500

	Suncor Energy
1,275	6.100%, 06/01/2018 ▼	1,486,860

	Teck Resources
1,760	4.750%, 01/15/2022 ▼	1,791,682

	Valero Energy
1,315	4.500%, 02/01/2015	1,404,026

	Weatherford Bermuda
3,810	5.125%, 09/15/2020 ▼	3,877,444
25,195	Total Energy	27,180,487
	Finance – 7.8%

	American Express Credit Series C
2,405	7.300%, 08/20/2013	2,632,549

	Series MTN
1,700	2.800%, 09/19/2016 ▼	1,691,570

	Ameriprise Financial
3,330	5.300%, 03/15/2020	3,680,769

	Asciano Finance
2,450	5.000%, 04/07/2018 ■	2,505,074

	Berkshire Hathaway
4,000	2.200%, 08/15/2016 ▼	4,026,104

	Capital One Bank
3,140	8.800%, 07/15/2019	3,699,281

	Capital One Financial
1,775	6.150%, 09/01/2016	1,880,286

	Countrywide Financial
2,395	6.250%, 05/15/2016 ▼	2,113,662

	Discover Financial Services
2,245	10.250%, 07/15/2019	2,717,332

	General Electric Capital
4,770	2.100%, 01/07/2014	4,798,485
1,530	5.300%, 02/11/2021 ▼	1,587,224
	Series A
2,500	3.750%, 11/14/2014	2,609,783
	Series MTN
3,955	5.625%, 09/15/2017	4,338,381

	Lloyds TSB Bank
2,500	4.875%, 01/21/2016 ▼	2,464,367

	National Australia Bank
1,830	3.000%, 07/27/2016 ■ ▼	1,834,193

50	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Finance (continued)

	Private Export Funding
$575	3.050%, 10/15/2014	$612,920

	Swedbank Hypotek
2,200	2.125%, 08/31/2016 ■	2,206,600

	Transcapitalinvest
2,990	5.670%, 03/05/2014 ■	3,003,455

	WEA Finance
1,780	4.625%, 05/10/2021 ■ ▼	1,699,722
48,070	Total Finance	50,101,757
	Industrial Other – 0.9%

	Exelis
1,885	5.550%, 10/01/2021 ■	1,888,052

	Intel
2,190	3.300%, 10/01/2021 ▼	2,237,177

	Thermo Fisher Scientific
1,265	3.200%, 05/01/2015	1,335,084
5,340	Total Industrial Other	5,460,313
	Insurance – 5.0%

	Aflac
3,000	8.500%, 05/15/2019	3,651,737

	Allied World Assurance
2,860	7.500%, 08/01/2016	3,248,116

	American International Group
3,000	8.250%, 08/15/2018	3,325,341

	Catlin Insurance
1,650	7.249%, 12/31/2049 ■	1,419,000

	Hartford Financial Services Group
	Series MTN
3,055	6.000%, 01/15/2019	3,069,310

	Liberty Mutual Group
1,985	5.000%, 06/01/2021 ■ ▼	1,885,849

	Lincoln National
2,720	8.750%, 07/01/2019	3,223,932

	Met Life Global Funding I
3,730	5.125%, 04/10/2013 ■	3,915,075

	Pacific Life Global Funding
2,205	5.150%, 04/15/2013 ■	2,303,747

	Pacific Life Insurance
965	6.000%, 02/10/2020 ■	1,031,619

	Prudential Financial
	Series MTNB
3,235	5.100%, 09/20/2014	3,411,065

	ZFS Finance USA Trust V
1,530	6.500%, 05/09/2067 ■ Δ	1,323,450
29,935	Total Insurance	31,808,241
	Natural Gas – 0.2%

	Kinder Morgan Energy Partners
1,135	5.000%, 12/15/2013 ▼	1,216,486
	Real Estate – 0.8%

	Health Care – REIT
1,630	3.625%, 03/15/2016	1,589,232

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Real Estate (continued)

	Prologis – REIT
$1,885	6.875%, 03/15/2020	$1,966,571

	Vornado Realty – REIT
1,730	4.250%, 04/01/2015	1,793,948
5,245	Total Real Estate	5,349,751
	Sovereign – 0.3%

	United Mexican States
1,400	5.625%, 01/15/2017	1,559,600
	Transportation – 0.9%

	American Airlines Partners Trust
	Series A
1,920	8.625%, 04/15/2023	1,905,600

	Union Pacific
3,320	5.750%, 11/15/2017	3,895,409
5,240	Total Transportation	5,801,009
	Wireless Equipment – 0.9%

	Motorola Solutions
5,445	6.000%, 11/15/2017	6,027,484
$300,795	Total Corporate Bonds (cost $302,725,234)	314,802,508

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 4.6%

	Adjustable Rate Δ – 4.2%

	Federal Home Loan Mortgage Corporation Pool
$597	2.683%, 01/01/2028, #786281	$631,293
660	2.441%, 04/01/2029, #847190	694,237
1,980	2.467%, 10/01/2030, #847209	2,080,365
600	2.502%, 05/01/2031, #847161	632,876
1,602	2.520%, 09/01/2033, #847210	1,689,787
2,966	2.660%, 01/01/2038, #848282	3,121,430

	Federal National Mortgage Association Pool
949	2.510%, 09/01/2033, #725111	1,003,625
3,986	2.966%, 10/01/2033, #879906	4,215,815
3,862	2.540%, 03/01/2035, #819652 ▼	4,061,367
628	2.180%, 12/01/2035, #848390	646,402
2,818	2.599%, 07/01/2036, #AE0058	2,967,732
1,374	2.858%, 07/01/2036, #886034	1,454,739
1,192	2.639%, 09/01/2036, #995949	1,252,340
2,450	2.498%, 03/01/2038, #AD0706	2,577,747
25,664	Total Adjustable Rate	27,029,755
	Fixed Rate – 0.4%

	Federal National Mortgage Association Pool
2,600	3.131%, 01/01/2015, #464373	2,717,596
$28,264	Total U.S. Government Agency Mortgage-Backed Securities (cost $28,962,734)	29,747,351

Principal Amount (000)	Description ▲	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.6%

	Americold LLC Trust
	Series 2010-ARTA, Class A2FL
$4,415	2.500%, 01/14/2029 ■ Δ	$4,306,263

52	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	Bear Stearns Commercial Mortgage Securities
	Series 2007-PW15, Class A2
$2,395	5.205%, 02/11/2044	$2,409,837

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4, Class A2B
2,340	5.205%, 12/11/2049	2,355,683

	Commercial Mortgage Pass-Through Certificates
	Series 2006-CN2A, Class A2FX
2,430	5.449%, 02/05/2019 ■	2,414,546

	Extended Stay America Trust
	Series 2010-ESHA, Class A
7,184	2.951%, 11/05/2027 ■	7,064,344

	Fosse Master Issuer
	Series 2011-1A, Class A2
2,835	1.650%, 10/19/2054 ■	2,831,071

	GS Mortgage Securities II
	Series 2006-GG6, Class A2
2,119	5.506%, 04/10/2038	2,145,155
	Series 2010-C1, Class A1
5,965	3.679%, 08/12/2043 ■	6,089,870

	JPMorgan Chase Commercial Mortgage Securities
	Series 2010-C1, Class A1
4,593	3.853%, 06/15/2043 ■	4,760,437
	Series 2011-C4, Class A3
3,685	4.106%, 07/15/2046 ■	3,745,058

	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2010-C2, Class A1
3,849	2.749%, 07/15/2017 ■	3,849,842

	OBP Depositor Trust Series 2010-OBP, Class A
3,200	4.646%, 07/15/2045 ■	3,398,006

	Volt Series 2011-NL2A, Class A1
1,500	5.682%, 06/25/2051 ■	1,500,000

	Vornado DP Series 2010-VN0, Class A2FX
6,000	4.004%, 09/14/2028 ■	6,016,848

	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A3
5,940	5.246%, 12/15/2043	6,021,574
	Series 2007-C34, Class A2
3,815	5.569%, 05/15/2046	3,875,719

	Wachovia Bank Commerical Mortgage Trust Series 2007-WHL8, Class A1
1,839	0.267%, 06/15/2020 ■ Δ	1,612,257

	WF-RBS Commercial Mortgage Trust Series 2011-C3, Class A4
3,220	4.375%, 03/15/2044 ■	3,253,163
$67,324	Total Commercial Mortgage-Backed Securities (cost $67,362,065)	67,649,673

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	ASSET-BACKED SECURITIES – 11.4%

	Automotive – 2.7%

	DT Auto Owner Trust
	Series 2011-2A, Class A
$1,665	0.960%, 11/15/2012 ■	$1,663,396

	Hertz Vehicle Financing
	Series 2009-2A, Class A1
5,000	4.260%, 03/25/2014 ■	5,183,304

	Nissan Auto Receivables Owner Trust
	Series 2007-B, Class A4
1,408	5.160%, 03/15/2014	1,414,973

	Santander Drive Auto Receivables Trust
	Series 2010-1, Class A2
2,617	1.360%, 03/15/2013	2,619,799

	Smart Trust
	Series 2011-1USA, Class A3B
6,215	1.258%, 12/14/2013 ■	6,214,972
16,905	Total Automotive	17,096,444
	Credit Cards – 2.0%

	Cabela’s Master Credit Card Trust
	Series 2010-1A, Class A2
4,030	1.637%, 01/15/2018 ■ Δ	4,161,095
	Series 2010-2A, Class A1
4,340	2.290%, 09/17/2018 ■	4,475,308

	Discover Card Master Trust
	Series 2007-A1, Class A1
3,530	5.650%, 03/16/2020	4,213,915
11,900	Total Credit Cards	12,850,318
	Home Equity – 2.1%

	Amresco Residential Security Mortgage
	Series 1997-3, Class A9
15	6.960%, 03/25/2027	15,144

	Contimortgage Home Equity Loan Trust
	Series 1997-2, Class A9
9	7.900%, 04/15/2028	8,695

	RBSSP Resecuritization Trust
	Series 2009-11, Class 4A1
431	1.994%, 12/26/2037 ■ Δ	430,783
	Series 2009-13, Class 5A1
2,145	0.294%, 11/26/2036 ■ Δ	2,118,070
	Series 2009-8, Class 3A1
412	0.334%, 03/26/2037 ■ Δ	404,572
	Series 2010-10, Class 2A1
2,146	0.386%, 09/26/2036 ■ Δ	1,899,837
	Series 2010-4, Class 1A1
4,501	0.323%, 03/26/2036 ■ Δ	4,127,244
	Series 2010-8, Class 4A1
2,217	0.659%, 07/26/2036 ■ Δ	2,066,878

	Renaissance Home Equity Loan Trust
	Series 2005-3, Class AF4
2,590	5.140%, 11/25/2035 Δ	2,010,125
14,466	Total Home Equity	13,081,348
	Manufactured Housing – 0.1%

	Green Tree Financial
	Series 1996-9, Class A5
46	7.200%, 01/15/2028	48,233

54	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Manufactured Housing (continued)

	Series 2008-MH1, Class A1
$477	7.000%, 04/25/2038 ■	$484,451
523	Total Manufactured Housing	532,684
	Other – 3.8%

	AH Mortgage Advance Trust
	Series 2011-SART1, Class A2
3,495	3.370%, 05/10/2043 ■	3,481,020

	Entergy Louisiana Investment Recovery
	Series 2011-A, Class A1
1,950	2.040%, 09/01/2023	1,946,021

	Fieldstone Mortgage Investment
	Series 2005-1, Class M4
2,737	1.266%, 03/25/2035	2,451,508

	Henderson Receivables
	Series 2010-3A, Class A
2,133	3.820%, 12/15/2048 ■	2,147,031

	Ocwen Advance Receivables Backed Notes
	Series 2009-3A, Class A
1,960	4.140%, 07/15/2023 ■	1,967,350

	Small Business Administration
	Series 2006-P10A, Class 1
1,818	5.408%, 02/10/2016	1,979,340
	Series 2010-10B, Class A
5,271	4.000%, 09/10/2020	5,383,805

	Vendee Mortgage Trust
	Series 2011-1, Class DA
4,897	3.750%, 02/15/2035	5,179,289
24,261	Total Other	24,535,364
	Utilities – 0.7%

	CenterPoint Energy Transition
	Series 2008-A, Class A1
4,251	4.192%, 02/01/2020	4,613,150
$72,306	Total Asset-Backed Securities (cost $70,619,611)	72,709,308

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – PRIVATE MORTGAGE-BACKED SECURITIES – 5.4%

	Adjustable Rate Δ – 3.2%

	Arkle Master Issuer Series 2010-1A, Class 2A
$3,570	1.464%, 05/17/2060 ■	$3,555,459

	NCUA Guaranteed Notes Series 2010-R2, Class 1A
6,051	0.560%, 11/06/2017	6,052,743
	Series 2010-R3, Class 2A
5,621	0.825%, 12/08/2020	5,655,893

	Structured Mortgage Loan Trust Series 2004-11, Class A
222	2.653%, 08/25/2034	190,547

	Wells Fargo Mortgage Backed Securities Trust Series 2003-J, Class 2A5
1,509	4.419%, 10/25/2033	1,511,272

	WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4
3,275	5.000%, 02/15/2044 ■	3,438,354
20,248	Total Adjustable Rate	20,404,268

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Fixed Rate – 2.2%

	FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A
$3,455	3.250%, 04/25/2038 ■	$3,605,366

	GMAC Mortgage Corporation Loan Trust Series 2010-1, Class A
120	4.250%, 07/25/2040 ■	119,859

	Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A
2,602	4.000%, 07/25/2060 ■	2,601,776

	NCUA Guaranteed Notes Series 2010-C1, Class A1
4,768	1.600%, 10/29/2020	4,815,957

	Sequoia Mortgage Trust Series 2011-1, Class A1
2,807	4.125%, 02/25/2041	2,791,677
13,752	Total Fixed Rate	13,934,635
$34,000	Total Collateralized Mortgage Obligations – Private Mortgage-Backed Securities (cost $33,974,682)	34,338,903

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 6.4%

	Adjustable Rate Δ – 2.0%

	Federal Home Loan Mortgage Corporation Series 2755, Class FO
$2,914	0.637%, 04/15/2032	$2,915,485
	Series 2863
2,103	0.687%, 02/15/2019	2,109,580

	Federal National Mortgage Association Series 2003-52, Class NF
2,823	0.586%, 06/25/2023	2,831,959
	Series 2010-M6, Class A1
5,042	2.210%, 09/25/2020	5,134,186
12,882	Total Adjustable Rate	12,991,210
	Fixed Rate – 4.4%

	Federal Home Loan Mortgage Corporation Series 1167, Class E
11	7.500%, 11/15/2021	13,010
	Series 1286, Class A
30	6.000%, 05/15/2022	33,894
	Series 2750, Class HE
4,179	5.000%, 02/15/2019	4,495,277
	Series 2795, Class CL
1,950	4.500%, 07/15/2017	1,970,654
	Series 3555, Class DA
2,832	4.000%, 12/15/2014	2,900,335
	Series 3555, Class EA
2,006	4.000%, 12/15/2014	2,054,404
	Series T-47, Class A6
4,418	4.159%, 08/27/2012	4,468,423

	Federal National Mortgage Association
	Series 1990-89, Class K
10	6.500%, 07/25/2020	11,235
	Series 2003-30, Class AE
2,342	3.900%, 10/25/2017	2,389,827

56	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)
	Series 2009-M1, Class A1
$3,467	3.400%, 07/25/2019	$3,696,012
	Series 2010-M1, Class A1
5,746	3.305%, 06/25/2019	6,115,899
26,991	Total Fixed Rate	28,148,970
$39,873	Total Collateralized Mortgage Obligations – U.S. Government Agency Mortgage-Backed Securities (cost $40,060,063)	41,140,180

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT & AGENCY SECURITIES – 9.0%

	U.S. Agency Debentures – 5.4%

	Fannie Mae
$6,280	1.250%, 09/28/2016 ▼	$6,268,244

	Federal Home Loan Mortgage Corporation
7,345	1.375%, 02/25/2014	7,498,202
6,655	2.000%, 08/25/2016	6,889,841
2,055	5.000%, 12/14/2018 ▼	2,294,268

	Federal National Mortgage Association
3,580	1.000%, 09/23/2013 ▼	3,616,018
7,595	2.375%, 07/28/2015 ▼	7,990,913
33,510	Total U.S. Agency Debentures	34,557,486
	U.S. Treasuries – 3.6%

	U.S. Treasury Bond Loan
1,275	4.750%, 02/15/2041 ▼	1,742,168

	U.S. Treasury Notes
1,085	1.375%, 01/15/2013 ▼	1,100,979
1,375	2.375%, 02/28/2015 ▼	1,459,975
2,160	1.250%, 08/31/2015 ▼	2,209,950
2,670	1.500%, 06/30/2016 ▼	2,743,639
1,215	3.250%, 07/31/2016 ▼	1,349,220
6,065	2.625%, 11/15/2020 ▼	6,485,758
5,105	3.125%, 05/15/2021 ▼	5,666,142
20,950	Total U.S. Treasuries	22,757,831
$54,460	Total U.S. Government & Agency Securities (cost $54,771,422)	57,315,317

Principal Amount (000)	Description ▲	Value
	MUNICIPAL BONDS – 1.0%

	Illinois
$3,735	5.877%, 03/01/2019	$4,000,297

	Las Vegas Valley Nevada Water District
2,500	3.176%, 06/01/2017	2,507,550
$6,235	Total Municipal Bonds (cost $6,235,000)	6,507,847

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 18.5%

	Money Market Funds – 18.5%

	Mount Vernon Securities Lending Prime Portfolio
117,988,607	0.205% Ω†	$117,988,607
	Total Investments Purchased with Proceeds from Securities Lending (cost $117,988,607)	117,988,607

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2011

Shares/ Principal Amount (000)	Description ▲	Value

	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.5%

	First American Prime Obligations Fund, Class Z
70,801	0.033%, 12/31/2031 Ω	$70,801

	First American Treasury Obligations Fund, Class Z
3,305,534	0.000%, 12/31/2031 Ω	3,305,534
	Total Money Market Funds	3,376,335
	U.S. Treasury Obligations – 0.4%

	U.S. Treasury Bills ☐
$850	0.013%, 10/20/2011	849,994
330	0.011%, 11/10/2011	329,996
680	0.012%, 11/17/2011	679,989
280	0.056%, 04/05/2012	279,918
265	0.066%, 05/03/2012	264,895

$2,405	Total U.S. Treasury Obligations	2,404,792
	Total Short-Term Investments (cost $5,781,120)	5,781,127
	Total Investments (cost $728,480,538) – 117.1%	747,980,821
	Other Assets Less Liabilities – (17.1)% ¯	(109,064,370)
	Net Assets – 100.0%	$638,916,451

Investments in Derivatives at September 30, 2011:

Future Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	162	12/11	$35,672,905	$(38,257)
U.S. Treasury 5-Year Note	Long	336	12/11	41,154,752	7,566
U.S. Treasury 10-Year Note	Short	(299)	12/11	(38,898,031)	(142,665)
U.S. Treasury Long Bond	Short	(20)	12/11	(2,852,500)	(114,239)
					$(287,595)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase	$20,000,000	Receive	3-Month LIBOR	1.255%	Semi-Annually	11/03/11	$(112,686)
JPMorgan Chase	5,000,000	Receive	3-Month LIBOR	3.858	Semi-Annually	1/19/20	(806,763)
UBS	19,000,000	Receive	3-Month LIBOR	1.133	Semi-Annually	3/25/12	(65,079)
UBS	20,000,000	Receive	3-Month LIBOR	1.048	Semi-Annually	6/25/12	(133,817)
UBS	8,000,000	Receive	3-Month LIBOR	3.001	Semi-Annually	8/03/14	(554,761)
							$(1,673,106)

*	Annualized

Credit Default Swaps outstanding:

Counterparty	Reference Index	Buy/Sell Protection[1]	Current Credit Spread[3]	Notional Amount²	Receive Fixed Rate	Termination Date	Value	Unrealized Appreciation (Depreciation)
UBS	Markit CDX NA IG 16	Sell	5.12%	$13,200,000	1.000%	6/20/16	$(209,669)	$(91,841)

58	Nuveen Investments

(1)

The Fund entered into the credit default swaps to gain investment exposure to the referenced index. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take deliver of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. higher credit spreads are indicative of a higher liklihood of performance by the seller of protection.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$314,802,508	$—	$314,802,508
U.S. Government Agency Mortgage-Backed Securities	—	29,747,351	—	29,747,351
Commercial Mortgage-Backed Securities	—	67,649,673	—	67,649,673
Asset-Backed Securities	—	72,709,308	—	72,709,308
Collateralized Mortgage Obligations – Private Mortgage-Backed Securities	—	34,338,903	—	34,338,903
Collateralized Mortgage Obligations – U.S. Government Agency Mortgage-Backed Securities	—	41,140,180	—	41,140,180
U.S. Government & Agency Securities	—	57,315,317	—	57,315,317
Municipal Bonds	—	6,507,847	—	6,507,847
Money Market Funds*	117,988,607	—	—	117,988,607
Short-Term Investments	3,376,335	2,404,792	—	5,781,127
Derivatives:
Futures Contracts**	(287,595)	—	—	(287,595)
Interest Rate Swaps**	—	(1,673,106)	—	(1,673,106)
Credit Default Swaps**	—	(91,841)	—	(91,841)
Total	$121,077,347	$624,850,932	$—	$745,928,279

*	Represents the Fund’s investments purchased with proceeds from securities lending.

**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2, or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2011

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	$7,566	Payable for variation margin on futures contracts*	$295,161
Credit	Swaps	Unrealized appreciation on credit default swap contracts*	—	Unrealized depreciation on credit default swap contracts*	91,841
Interest Rate	Swaps	Unrealized appreciation on interest rate swap contracts*	—	Unrealized depreciation on interest rate swap contracts*	1,673,106
Total			$7,566		$2,060,108

*	Value represents gross cumulative unrealized appreciation (depreciation) as reported on the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $728,480,538.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$24,712,520
Depreciation	(5,212,237)
Net unrealized appreciation (depreciation) of investments	$19,500,283

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classfications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

■	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified buyers.

▼	Investment, or a portion of investment, is out on loan for securities lending.

Δ	Variable Rate Security – The rate shown is the rate in effect as of September 30, 2011.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2011.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of September 30, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivatives instruments as listed within Investments in Derivatives at September 30, 2011.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

60	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	CORPORATE BONDS – 47.4%

	Automotive – 0.2%

	TRW Automotive
$1,100	8.875%, 12/01/2017 ■	$1,171,500
	Banking – 9.4%

	Ally Financial
1,000	8.300%, 02/12/2015 ▼	988,750

	Banco do Nordeste
800	3.625%, 11/09/2015 ▼ ■	788,000

	Bank of America
	Series MTN
1,500	1.724%, 01/30/2014 ■ Δ	1,358,602

	Barclays Bank
2,000	2.375%, 01/13/2014 ▼	1,956,000

	BB&T
	Series MTN
1,910	3.200%, 03/15/2016 ▼	1,950,811

	BBVA Bancomer
1,050	4.500%, 03/10/2016 ▼ ■	976,500

	Citigroup
1,000	5.850%, 07/02/2013	1,036,151
4,500	6.375%, 08/12/2014 ▼	4,764,236
3,000	4.587%, 12/15/2015	3,080,286

	Credit Suisse New York
1,000	5.500%, 05/01/2014	1,057,145

	Deutsche Bank
2,000	2.375%, 01/11/2013	1,986,176
2,000	3.875%, 08/18/2014	2,041,192

	Fifth Third Bancorp
1,755	6.250%, 05/01/2013	1,858,210
1,900	3.625%, 01/25/2016	1,931,561

	ING Bank
1,675	4.000%, 03/15/2016 ■	1,685,279

	JPMorgan Chase
3,830	5.125%, 09/15/2014 ▼	4,033,549
2,000	3.700%, 01/20/2015	2,049,316

	Series MTN
1,750	1.103%, 01/24/2014 Δ	1,730,601

	Keycorp
	Series MTN
1,000	6.500%, 05/14/2013	1,066,668

	Lloyds TSB Bank
1,245	4.375%, 01/12/2015 ■	1,218,119
2,500	4.875%, 01/21/2016 ▼	2,464,368

	Nordea Bank
1,500	2.125%, 01/14/2014 ■ ▼	1,488,661

	Nordea Eiendomskreditt Class A
4,200	1.875%, 04/07/2014 ■ Δ	4,253,693

	PNC Funding
1,500	3.625%, 02/08/2015	1,573,517

	Rabobank Nederland
1,400	3.200%, 03/11/2015 ■	1,452,251

	Royal Bank of Scotland
1,900	4.875%, 08/25/2014 ■	1,912,975

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	Banking (continued)

	Santander
$2,000	2.485%, 01/18/2013 ■	$1,945,166

	Societe Generale
3,000	2.500%, 01/15/2014 ■	2,790,483

	UBS
1,000	3.875%, 01/15/2015 ▼	995,789
	Series BKNT
2,650	2.250%, 08/12/2013	2,602,486
	Series FRN
3,000	1.304%, 01/28/2014 Δ	2,962,551

	Wells Fargo
3,080	5.200%, 06/15/2016 ▼	3,205,128
	Series AI
2,000	4.750%, 02/09/2015	2,084,078
	Series I
2,000	3.750%, 10/01/2014 ▼	2,111,912
68,645	Total Banking	69,400,210
	Basic Industry – 2.7%

	American Axle & Manufacturing
1,500	9.250%, 01/15/2017 ■ ▼	1,560,000

	Arcelormittal
4,000	3.750%, 03/01/2016 ▼	3,678,012

	Biomet
1,405	10.000%, 10/15/2017	1,447,150

	Codelco
2,400	5.500%, 10/15/2013 ■	2,567,383

	Dow Chemical
2,630	2.500%, 02/15/2016	2,587,360

	Georgia Gulf
1,000	9.000%, 01/15/2017 ■ ▼	1,010,000

	Noble Holding International
1,825	3.450%, 08/01/2015	1,918,572

	Potash Corporation of Saskatchewan
1,500	3.750%, 09/30/2015	1,593,099

	Rio Tinto Financial
1,000	8.950%, 05/01/2014	1,182,581

	United States Steel
1,500	6.050%, 06/01/2017 ▼	1,365,000

	Valeant Pharmaceuticals
1,500	6.500%, 07/15/2016 ■	1,395,000
20,260	Total Basic Industry	20,304,157
	Brokerage – 2.3%

	Goldman Sachs Group
3,900	1.311%, 02/07/2014 ▼Δ	3,737,003
7,000	3.700%, 08/01/2015	6,853,574

	Morgan Stanley
3,165	1.903%, 01/24/2014 Δ	2,952,888
2,000	4.200%, 11/20/2014 ▼	1,955,946
	Series GMTN
1,645	4.100%, 01/26/2015	1,568,540
17,710	Total Brokerage	17,067,951

62	Nuveen Investments

Principal Amount (000) —	Description ▲	Value

	Capital Goods – 1.0%

	Case New Holland
$1,000	7.750%, 09/01/2013	$1,042,500

	Caterpillar Financial Services
	Series MTN
2,490	4.900%, 08/15/2013 ▼	2,672,714

	ITT
1,779	4.900%, 05/01/2014	1,944,853

	Northrop Grumman
1,707	3.700%, 08/01/2014	1,811,927
6,976	Total Capital Goods	7,471,994
	Communications – 4.8%

	American Tower
2,000	4.625%, 04/01/2015	2,120,650

	AT&T
2,000	6.700%, 11/15/2013	2,221,746
2,250	2.500%, 08/15/2015 ▼	2,300,173

	Comcast
1,000	5.300%, 01/15/2014 ▼	1,084,099

	Deutsche Telekom
1,550	5.875%, 08/20/2013	1,658,348

	DirecTV Holdings
1,700	3.550%, 03/15/2015 ▼	1,772,952
2,000	3.125%, 02/15/2016	2,034,872

	Frontier Communications
1,500	6.625%, 03/15/2015	1,511,250

	NBC Universal
2,000	3.650%, 04/30/2015	2,104,160

	News America
1,000	5.300%, 12/15/2014 ▼	1,088,049

	TCM Sub
1,000	3.550%, 01/15/2015 ■	1,063,725

	Telecom Italia Capital
1,540	4.950%, 09/30/2014	1,483,460

	Telefonica Emisiones
1,450	2.582%, 04/26/2013	1,403,207

	Telefonica Moviles
1,000	2.875%, 11/09/2015 ■	956,126

	Time Warner Cable
1,025	8.250%, 02/14/2014	1,164,983

	Unitymedia Hessen
1,225	8.125%, 12/01/2017 ■ ▼	1,225,000

	Verizon Wireless
3,750	5.550%, 02/01/2014	4,102,658

	Vodafone Group
2,500	5.000%, 09/15/2015 ▼	2,783,277

	Windstream
1,600	8.125%, 08/01/2013 ▼	1,684,000

	XM Satellite Radio
1,500	13.000%, 08/01/2014 ■	1,680,000
33,590	Total Communications	35,442,735

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	Consumer Cyclical – 0.7%

	American Axle & Manufacturing
$1,000	5.250%, 02/11/2014 ▼	$940,000

	Ford Motor Credit
1,500	7.000%, 10/01/2013 ▼	1,575,175

	Home Depot
2,000	5.400%, 03/01/2016 ▼	2,262,966
4,500	Total Consumer Cyclical	4,778,141
	Consumer Non Cyclical – 4.5%

	Anheuser Busch
2,235	5.050%, 10/15/2016	2,514,154

	Boston Scientific
2,000	4.500%, 01/15/2015	2,089,852

	Cardinal Health
915	5.500%, 06/15/2013	979,916

	CKE Restaurants
950	11.375%, 07/15/2018 ▼	988,000

	ConAgra Foods
1,950	5.875%, 04/15/2014	2,116,821

	Constellation Brands
1,500	8.375%, 12/15/2014	1,646,250

	Covidien International
1,615	1.875%, 06/15/2013	1,637,746

	Dr. Pepper Snapple Group
1,360	2.900%, 01/15/2016	1,404,378

	Genentech
2,000	4.750%, 07/15/2015	2,244,162

	General Mills
2,590	1.550%, 05/16/2014	2,615,387

	HCA
1,650	8.500%, 04/15/2019	1,749,000

	Kraft Foods
1,500	6.000%, 02/11/2013	1,588,924

	Merck
3,600	2.250%, 01/15/2016 ▼	3,726,896

	Novartis Capital
1,000	2.900%, 04/24/2015	1,058,306

	Smithfield Foods
1,500	10.000%, 07/15/2014	1,702,500

	St. Jude Medical
2,000	2.200%, 09/15/2013	2,041,026
690	3.750%, 07/15/2014 ▼	735,857

	Wyeth
2,455	5.500%, 02/01/2014	2,702,673
31,510	Total Consumer Non Cyclical	33,541,848
	Electric – 1.5%

	AES
1,500	9.750%, 04/15/2016 ▼	1,612,500

	Commonwealth Edison
2,140	1.625%, 01/15/2014	2,154,680

	MidAmerican Energy
3,275	4.650%, 10/01/2014	3,588,729

64	Nuveen Investments

Principal Amount (000) —	Description ▲	Value

	Electric (continued)

	National Rural Utilities Cooperative Finance
$2,970	1.900%, 11/01/2015	$2,976,014

	Texas Competitive Electric Holdings
1,105	11.500%, 10/01/2020 ■ ▼	884,000
10,990	Total Electric	11,215,923
	Energy – 3.5%

	Anadarko Petroleum
1,000	6.375%, 09/15/2017	1,121,824

	Chesapeake Energy
1,650	9.500%, 02/15/2015	1,860,375

	Cloud Peak Energy
1,000	8.250%, 12/15/2017	1,037,500

	El Paso Pipeline
2,000	4.100%, 11/15/2015	2,026,528

	Encana
3,000	4.750%, 10/15/2013	3,183,834

	Ensco
2,470	3.250%, 03/15/2016 ▼	2,508,048

	Forest Oil
2,000	8.500%, 02/15/2014 ▼	2,115,000

	Husky Energy
2,500	5.900%, 06/15/2014	2,742,820

	Marathon Petroleum
2,400	3.500%, 03/01/2016 ■	2,474,364

	Petroleos Mexicanos
2,000	4.875%, 03/15/2015 ▼	2,095,000

	Shell International Finance
1,180	3.250%, 09/22/2015 ▼	1,258,331

	Total Capital Canada
1,585	1.625%, 01/28/2014	1,612,787

	Western Refining
1,600	11.250%, 06/15/2017 ■	1,728,000
24,385	Total Energy	25,764,411
	Finance – 7.0%

	American Express Credit Series C
2,450	7.300%, 08/20/2013	2,681,807

	Bank of America
9,250	4.500%, 04/01/2015	8,766,632

	BP Capital Markets
2,000	0.910%, 03/11/2014 Δ	2,003,134

	Capital One Bank
3,000	6.500%, 06/13/2013 ▼	3,201,534

	Capital One Financial
1,915	2.125%, 07/15/2014	1,895,917

	CIT Group
282	7.000%, 05/01/2014 ▼	287,223

	Dupont Fabros Technology
1,500	8.500%, 12/15/2017	1,552,500

	General Electric Capital
3,500	1.875%, 09/16/2013	3,516,090
3,000	2.100%, 01/07/2014	3,017,916

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	Finance (continued)
	Series A
$3,000	3.750%, 11/14/2014	$3,131,739

	Goldman Sachs Group
1,625	5.150%, 01/15/2014 ▼	1,682,475

	Household Finance
2,000	4.750%, 07/15/2013	2,067,660

	International Lease Finance
1,000	6.500%, 09/01/2014 ■	1,000,000

	LBI Escrow
1,000	8.000%, 11/01/2017 ■	1,077,500

	Morgan Stanley
860	2.875%, 07/28/2014 ▼	819,526

	National Australia Bank
2,260	3.000%, 07/27/2016 ■ ▼	2,265,178

	Petroplus Finance
1,500	7.000%, 05/01/2017 ■	1,215,000

	Swedbank Hypotek
2,800	2.125%, 08/31/2016 ■ ▼	2,808,400

	TransCapitalInvest
2,500	7.700%, 08/07/2013 ■	2,652,272

	Volkswagen International Finance
4,335	1.625%, 08/12/2013 ■	4,350,060

	Willis Group Holdings
1,650	4.125%, 03/15/2016	1,677,248
51,427	Total Finance	51,669,811
	Industrial Other – 1.3%

	Arrow Electronics
990	6.875%, 07/01/2013	1,058,228

	Pittsburgh Glass Works
1,500	8.500%, 04/15/2016 ■	1,380,000

	Thermo Fisher Scientific
1,625	3.250%, 11/20/2014	1,720,792
1,250	3.200%, 05/01/2015	1,319,253
910	2.250%, 08/15/2016	922,678

	Verso Paper Holdings
1,500	11.500%, 07/01/2014	1,560,000

	Waste Management
1,520	2.600%, 09/01/2016	1,523,602
9,295	Total Industrial Other	9,484,553
	Insurance – 2.2%

	Aflac
2,835	3.450%, 08/15/2015	2,896,916

	Allstate Life Global Funding Trust
	Series MTN
1,500	5.375%, 04/30/2013	1,589,712

	American International Group
1,000	3.650%, 01/15/2014 ▼	975,033
3,330	4.250%, 09/15/2014	3,238,542

	Hartford Financial Services Group
2,000	4.000%, 03/30/2015	2,011,906

	Lincoln National
2,000	4.300%, 06/15/2015	2,104,672

66	Nuveen Investments

Principal Amount (000) —	Description ▲	Value

	Insurance (continued)

	Prudential Financial
	Series MTNB
$3,560	5.100%, 09/20/2014 ▼	$3,753,753
16,225	Total Insurance	16,570,534
	Natural Gas – 0.5%

	Duke Energy
1,500	3.950%, 09/15/2014	1,593,492

	NGPL Pipeco
1,500	7.119%, 12/15/2017 ■	1,581,792

	Ras Laffan
500	4.500%, 09/30/2012 ■	512,500
3,500	Total Natural Gas	3,687,784
	Real Estate – 1.2%

	HCP – REIT
1,635	2.700%, 02/01/2014 ▼	1,610,756

	Health Care REIT – REIT
1,920	3.625%, 03/15/2016	1,871,979

	Nationwide Health Properties – REIT
2,000	6.250%, 02/01/2013 ▼	2,104,804

	Rouse – REIT
1,500	6.750%, 11/09/2015	1,492,500

	Simon Property Group – REIT
2,000	4.200%, 02/01/2015	2,110,438
9,055	Total Real Estate	9,190,477
	Sovereigns – 2.0%

	Canadian Government
CAD 8,000,000	1.500%, 12/01/2012	7,691,268

	Mexico Bonos Desarr
	Series MI10
MXN 418,000	9.500%, 12/18/2014	3,411,406

	New Zealand
	Series 413
NZD 5,000,000	6.500%, 04/15/2013	4,017,938
	Total Sovereigns	15,120,612
	Technology – 0.6%

	National Semiconductor
1,000	3.950%, 04/15/2015	1,071,465

	Reynolds Group
1,500	7.750%, 10/15/2016 ■ Δ	1,503,750

	Seagate Technology International
1,933	10.000%, 05/01/2014 ■	2,164,960
4,433	Total Technology	4,740,175
	Telecommunication Services – 0.4%

	America Movil
1,575	2.375%, 09/08/2016	1,523,025

	Qwest
1,575	7.500%, 10/01/2014	1,701,000
3,150	Total Telecommuncation Services	3,224,025

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	Transportation – 1.6%

	Air Canada
$1,590	9.250%, 08/01/2015 ■ ▼	$1,510,500

	American Airlines
1,220	10.500%, 10/15/2012	1,233,725

	Continental Airlines
	Series 002B
879	8.307%, 10/02/2019	853,013

	Delta Airlines
	Series 2011-1, Class A
2,135	5.300%, 04/15/2019 ▼	2,092,300

	GATX
1,000	4.750%, 05/15/2015	1,059,510

	Graham Packaging
1,375	8.250%, 10/01/2018	1,381,875

	United Airlines
1,500	9.875%, 08/01/2013 ■	1,537,500
	Series 2009-1
909	10.400%, 05/01/2018	981,850

	US Airways
	Series 2001-1G
1,339	7.076%, 09/20/2022	1,258,783
11,947	Total Transportation	11,909,056
	Total Corporate Bonds (cost $353,487,426)	351,755,897

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 7.6%

	Adjustable Rate Δ – 5.9%

	Federal Home Loan Mortgage Corporation Pool
$331	2.790%, 12/01/2026, #786591	$350,770
264	2.597%, 01/01/2029, #846946	277,693
238	2.510%, 10/01/2029, #786853	247,253
258	4.346%, 04/01/2030, #972055	273,328
182	2.230%, 05/01/2030, #847014	182,939
140	2.464%, 06/01/2031, #847367	147,058
2,017	2.409%, 08/01/2032, #847331	2,107,820
900	2.551%, 09/01/2032, #847652	946,882
156	2.628%, 10/01/2032, #847063	165,327
577	2.611%, 05/01/2033, #780456	607,317
1,237	2.470%, 10/01/2033, #780911	1,281,864
1,390	2.481%, 03/01/2034, #781296	1,461,701
2,483	4.720%, 03/01/2036, #848193	2,615,520
929	2.516%, 08/01/2036, #1L1462	974,225
2,697	2.660%, 01/01/2038, #848282	2,838,432

	Federal National Mortgage Association Pool
414	2.382%, 11/01/2025, #433988	426,031
1,243	2.515%, 10/01/2030, #847241	1,307,146
199	3.110%, 06/01/2031, #625338	209,501
1,120	5.056%, 12/01/2031, #535363	1,200,893
20	4.352%, 03/01/2032, #545791	21,352
165	2.575%, 05/01/2032, #545717	172,444
133	2.665%, 05/01/2032, #634948	134,129
27	3.076%, 10/01/2032, #661645	28,401
184	2.379%, 12/01/2032, #671884	192,899
143	2.376%, 04/01/2034, #775389	148,998
2,388	2.558%, 04/01/2034, #AD0486	2,509,332
2,215	2.487%, 06/01/2034, #725721	2,324,928

68	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Adjustable Rate Δ (continued)
$1,621	2.050%, 07/01/2034, #795242	$1,689,546
1,385	2.467%, 11/01/2034, #797182	1,442,195
1,564	2.688%, 11/01/2034, #841068	1,659,597
2,611	2.540%, 03/01/2035, #819652 ▼	2,746,257
1,260	2.684%, 07/01/2035, #745922	1,327,580
1,240	2.551%, 08/01/2035, #838958	1,303,716
628	2.180%, 12/01/2035, #848390	646,402
2,765	2.758%, 07/01/2036, #AE0058	2,911,710
794	2.858%, 07/01/2036, #886034	840,260
198	2.686%, 08/01/2036, #555369	207,955
781	2.639%, 09/01/2036, #995949	820,280
1,789	2.593%, 08/01/2037, #AD0550	1,887,060
1,747	2.498%, 03/01/2038, #AD0706	1,837,330

	Government National Mortgage Association Pool
110	2.625%, 08/20/2021, #008824	114,688
149	2.625%, 07/20/2022, #008006	154,925
82	2.625%, 09/20/2025, #008699	85,436
66	3.375%, 04/20/2026, #008847	68,558
24	3.625%, 08/20/2027, #080106	25,388
37	2.375%, 01/20/2028, #080154	38,655
96	3.375%, 05/20/2029, #080283	100,103
196	1.875%, 11/20/2030, #080469	202,973
61	3.375%, 04/20/2031, #080507	63,676
212	2.625%, 08/20/2031, #080535	220,161
46	3.500%, 02/20/2032, #080580	47,178
41,512	Total Adjustable Rate	43,595,812
	Fixed Rate – 1.7%

	Federal Home Loan Mortgage Corporation Series K701, Class A1
2,671	2.838%, 06/26/2017	2,779,980

	Federal Home Loan Mortgage Corporation Pool
2,091	4.500%, 05/01/2018, #G11618	2,234,097
760	4.500%, 04/01/2022, #M30035	807,528

	Federal National Mortgage Association Pool
45	5.500%, 05/01/2012, #254340	45,307
64	5.000%, 03/01/2013, #254682	68,494
664	4.000%, 12/01/2013, #255039	702,853
1,825	4.000%, 05/01/2020, #AD0107	1,941,985
3,755	3.500%, 06/01/2021, #MA0771 ▼	3,950,600
11,875	Total Fixed Rate	12,530,844
$53,387	Total U.S. Government Agency Mortgage-Backed Securities (cost $54,612,997)	56,126,656

Principal Amount (000)	Description ▲	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 12.6%

	Americold
	Series 2010-ARTA, Class A2FL
$4,770	2.500%, 01/17/2029 ■ Δ	$4,652,520

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
1,930	5.394%, 07/15/2044	2,094,093
	Series 2007-CD4, Class A2B
1,385	5.205%, 12/11/2049	1,394,282

	Commercial Mortgage Pass-Through Certificates
	Series 2005-LP5, Class A4
2,500	4.982%, 05/10/2043 Δ	2,690,745

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	DBUBS Mortgage Trust
	Series 2011-LC3, Class A2
$1,965	3.642%, 08/12/2044	$2,026,388

	Extended Stay America Trust
	Series 2010-ESHA, Class C
3,920	4.860%, 11/05/2027 ■	3,729,747

	FDIC Commercial Mortgage
	Series 2011-C1
3,169	2.196%, 04/25/2031 ■	3,208,535

	FHLMC Multifamily Structured Pass-Through Securities
	Series K-703, Class A1
2,050	1.873%, 01/25/2018 Δ	2,064,667

	Fosse Master
	Series 2011-1A, Class A2
3,325	1.650%, 10/19/2054 ■	3,320,391

	GE Capital Commercial Mortgage Corporation
	Series 2001-3, Class A2
349	6.070%, 06/10/2038	348,540

	GMAC Commercial Mortgage Securities
	Series 2003-C2, Class A2
3,500	5.654%, 05/10/2040	3,724,742

	Greenwich Capital Commercial Funding
	Series 2005-GG5, Class A2
2,821	5.117%, 04/10/2037	2,831,394

	GS Mortgage Securities II
	Series 2010-C1, Class A1
5,857	3.679%, 08/12/2043 ■	5,979,319
	Series 2011-ALF, Class A
5,675	2.716%, 02/10/2021 ■	5,694,295

	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2007-CB18, Class A3
4,000	5.447%, 06/12/2047	4,141,396
	Series 2010-C1, Class A1
4,193	3.853%, 06/15/2043 ■	4,346,486
	Series 2010-C2, Class A1
3,787	2.749%, 11/15/2043 ■	3,788,131

	Merrill Lynch Mortgage Trust
	Series 2006-C1, Class A2
2,754	5.818%, 05/12/2039	2,806,603

	Morgan Stanley Capital I
	Series 2003-IQ6, Class A4
1,090	4.970%, 12/15/2041	1,146,550
	Series 2011-C1, Class A1
2,703	2.499%, 09/15/2047 ■	2,746,646

	Morgan Stanley Dean Witter Capital I
	Series 2002-TOP7, Class A2
3,898	5.980%, 01/15/2039	3,947,716

	Springleaf Mortgage Loan Trust
	Series 2011-1, Class A1
4,000	4.050%, 01/25/2058 ■	3,995,224

	Volt
	Series 2011-NL1A, Class A1
2,188	5.926%, 12/26/2050 ■	2,191,394
	Series 2011-NL2A, Class A1
1,750	5.682%, 06/25/2051 ■	1,750,000

	Vornado DP
	Series 2010-VN0, Class A1
4,993	2.970%, 09/14/2028 ■	4,947,449

70	Nuveen Investments

Principal Amount (000) —	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class A3
$1,739	5.246%, 12/15/2043	$1,762,882
	Series 2007-WHL8, Class A1
2,139	0.267%, 06/15/2020 ■ Δ	1,875,095

	WF-RBS Commercial Mortgage Trust
	Series 2011-C2, Class A1
2,730	2.501%, 02/15/2044 ■ Δ	2,761,908
	Series 2011-C3, Class A1
7,685	1.988%, 03/15/2044 ■ Δ	7,786,687
$92,865	Total Commercial Mortgage-Backed Securities (cost $92,462,336)	93,753,825

Principal Amount (000)	Description ▲	Value
	ASSET-BACKED SECURITIES – 15.1%

	Automotive – 3.5%

	Capital Auto Receivables Asset Trust
	Series 2007-3, Class A4
$536	5.210%, 03/17/2014	$541,058

	Chrysler Financial Auto Securitization Trust
	Series 2009-A, Class A3
105	2.820%, 01/15/2016	105,655

	DT Auto Owner Trust
	Series 2011-2A, Class A
5,895	0.960%, 11/15/2012 ■	5,890,294

	Hertz Vehicle Financing
	Series 2009-2A, Class A1
3,000	4.260%, 03/25/2014 ■	3,109,982

	JPMorgan Auto Receivables Trust
	Series 2006-A, Class A4
67	5.140%, 12/15/2014 ■	67,249

	Nissan Auto Lease Trust
	Series 2009-B, Class A3
21	2.070%, 01/15/2015	21,445

	Santander Drive Auto Receivables Trust
	Series 2011-3, Class A2
1,850	1.110%, 08/15/2014	1,849,165
	Series 2010-1, Class A2
2,336	1.360%, 03/15/2013 Δ	2,339,324
	Series 2011-1, Class A3
4,250	1.280%, 01/15/2015	4,255,005

	Smart Trust
	Series 2011-1USA, Class A3B
7,430	1.258%, 10/14/2014 ■ Δ	7,429,967
25,490	Total Automotive	25,609,144
	Credit Cards – 1.4%

	Cabela’s Master Credit Card Trust
	Series 2010-1A, Class A2
3,970	1.637%, 01/16/2018 ■ Δ	4,099,143
	Series 2010-2A, Class A1
4,290	2.290%, 09/17/2018 ■	4,423,749

	Discover Card Master Trust
	Series 2011-3, Class A
2,000	0.439%, 03/15/2017 Δ	1,999,410
10,260	Total Credit Cards	10,522,302

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Equipment Leases – 0.1%

	CNH Equipment Trust
	Series 2008-A, Class A4A
$1,007	4.930%, 08/15/2014	$1,008,819
	Home Equity – 4.5%

	AH Mortgage Advance Trust
	Series SART-1, Class B1
1,590	5.920%, 05/10/2043 ■	1,611,863

	Ameriquest Mortgage Securities
	Series 2005-R9, Class A2B
1,437	0.416%, 11/25/2035	1,375,436

	Countrywide Asset-Backed Certificates
	Series 2005-16, Class 2AF2
713	5.382%, 05/25/2036 Δ	553,411
	Series 2006-25, Class 2A2
3,504	0.306%, 12/25/2029	3,139,306
	Series 2007-7, Class 2A2
2,770	0.346%, 10/25/2047	2,098,876
	Series 2007-9, Class 2A2
2,930	0.316%, 06/25/2030	2,377,470

	Equivantage Home Equity Loan Trust
	Series 1996-4, Class A
96	7.250%, 01/25/2028	95,111

	IMC Home Equity Loan Trust
	Series 1998-3, Class A7
1,072	7.060%, 08/20/2029 Δ	995,762

	Morgan Stanley Capital
	Series 2006-NC2, Class A2C
1,715	0.366%, 02/25/2036 Δ	1,470,488
	Series 2007-NC2, Class A2A
2,864	0.296%, 02/25/2037 Δ	2,600,565

	RBSSP Resecuritization Trust
	Series 2009-10, Class 7A2
2,092	0.360%, 03/26/2037 ■ Δ	1,998,726
	Series 2009-11, Class 4A1
260	1.994%, 12/26/2037 ■ Δ	260,095
	Series 2009-13, Class 5A1
1,477	0.294%, 11/26/2036 ■ Δ	1,458,618
	Series 2009-8, Class 3A1
214	0.334%, 03/26/2037 ■ Δ	210,456
	Series 2010-10, Class 2A1
2,089	0.386%, 09/26/2036 ■ Δ	1,849,222
	Series 2010-11, Class 2A1
2,470	0.423%, 03/26/2037 ■ Δ	2,350,067
	Series 2010-4, Class 1A1
4,026	0.323%, 03/26/2036 ■ Δ	3,691,833
	Series 2010-4, Class 5A1
2,383	0.373%, 02/26/2037 ■ Δ	2,276,404
	Series 2010-8, Class 4A1
1,530	0.659%, 07/26/2036 ■ Δ	1,426,437

	Renaissance Home Equity Loan Trust
	Series 2005-3, Class AF4
2,425	5.140%, 11/25/2035	1,882,067
37,657	Total Home Equity	33,722,213
	Manufactured Housing – 0.4%

	Green Tree Financial
	Series 2008-MH1, Class A1
205	7.000%, 04/25/2038 ■	208,101

72	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Manufactured Housing (continued)

	Newcastle Investment Trust
	Series 2010-MH1, Class A
$2,863	4.500%, 07/10/2035 ■	$2,930,140
3,068	Total Manufactured Housing	3,138,241
	Other – 4.6%

	Citigroup Mortgage Loan Trust
	Series 2010-10, Class 7A1
4,773	4.778%, 12/27/2032 ■ ▼	4,749,936

	Crown Castle Towers
	Series 2010-1, Class A1
2,000	4.523%, 01/15/2035 ▼ Δ ■	2,098,302

	Fieldstone Mortgage Investment
	Series 2005-1, Class M4
2,998	1.266%, 03/25/2035 Δ	2,685,781

	GMAC Mortgage Servicer Advance Funding
	Series 2011-1A, Class A
7,590	3.720%, 03/15/2023 ■	7,650,720

	Nationstar Mortgage Advance Receivable Trust
	Series 2009-ADV1, Class A1
2,539	3.194%, 12/26/2022 ■ Δ	2,540,473
	Series 2009-ADV1, Class B1
2,650	11.686%, 12/26/2022 ■ Δ	2,709,625

	Ocwen Advance Receivables Backed Notes
	Series 2009-3A, Class A
2,000	4.140%, 07/15/2023 ■	2,007,500

	Park Place Securities
	Series 2005-WCH1, Class M2
4,795	0.706%, 01/25/2036 Δ	4,343,963

	Small Business Administration
	Series 2005-P10A, Class 1
1,391	4.638%, 02/10/2015	1,483,992
	Series 2005-P10B, Class 1
2,724	4.940%, 08/10/2015	2,893,421
	Series 2006-P10A, Class 1
884	5.408%, 02/10/2016	962,922
34,344	Total Other	34,126,635
	Utilities – 0.6%

	CenterPoint Energy
	Series 2005-A, Class A2
1,019	4.970%, 08/01/2014	1,035,022

	Entergy Louisiana Investment Recovery
	Series 2011-A, Class A1
1,835	2.040%, 09/01/2023	1,831,256

	PG&E Energy Recovery Funding
	Series 2005-2, Class A2
293	5.030%, 03/25/2014	297,247

	PSE&G Transition Funding
	Series 2001-1, Class A6
940	6.610%, 06/15/2015	992,822
4,087	Total Utilities	4,156,347
$115,913	Total Asset-Backed Securities (cost $112,032,615)	112,283,701

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	COLLATERALIZED MORTGAGE OBLIGATIONS – PRIVATE MORTGAGE-BACKED SECURITIES – 4.7%

	Adjustable Rate Δ – 3.0%

	Arkle Master Issuer PLC
	Series 2010-1A, Class 2A
$4,200	1.464%, 05/17/2060 ■	$4,182,893

	Countrywide Home Loans
	Series 2004-2, Class 2A1
284	2.761%, 02/25/2034	266,360

	GSR Mortgage Loan Trust
	Series 2005-AR1, Class B1 ■
1,912	4.019%, 01/25/2035	1,178,741

	Indymac Index Mortgage Loan Trust
	Series 2005-AR1, Class 4A1
436	2.695%, 03/25/2035	371,932

	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2011-C4, Class A1
6,754	1.525%, 07/15/2046 ■	6,725,802

	JPMorgan Mortgage Trust
	Series 2006-A7, Class 3A4
221	5.875%, 01/25/2037	23,917

	Master Adjustable Rate Mortgages Trust
	Series 2003-5, Class 4A1
1,616	2.059%, 11/25/2033	1,255,119

	NCUA Guaranteed Notes
	Series 2010-R3, Class 2A
6,027	0.825%, 12/08/2020	6,064,245

	Sequoia Mortgage Trust
	Series 2007-1, Class 2A1
585	4.947%, 02/20/2047	455,111

	Structured Mortgage Loan Trust
	Series 2004-11, Class A
175	2.653%, 08/25/2034	150,273

	Washington Mutual
	Series 2007-HY2, Class 3A2
608	5.634%, 09/25/2036	75,258

	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR14, Class 2A3
1,696	5.904%, 10/25/2036	1,268,930
24,514	Total Adjustable Rate	22,018,581
	Fixed Rate – 1.7%

	Countrywide Alternative Loan Trust
	Series 2006-19CB, Class A15
1,086	6.000%, 08/25/2036	870,610

	GMAC Mortgage Corporation Loan Trust
	Series 2010-1, Class A
347	4.250%, 07/25/2040 ■	347,262

	Master Alternative Loans Trust
	Series 2004-13, Class 10A1
364	8.000%, 01/25/2035	376,358

	Mortgage Equity Conversion Asset Trust
	Series 2010-1A, Class A
2,505	4.000%, 07/25/2060 ■	2,505,414

	NCUA Guaranteed Notes
	Series 2010-R1, Class 2A
2,312	1.840%, 10/07/2020	2,341,115

74	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)

	Newcastle Investment Trust
	Series 2011-MH1, Class A
$3,669	2.450%, 12/10/2033 ■	$3,704,940

	Thornburg Mortgage Securities Trust
	Series 2007-4, Class 3A1
1,282	6.027%, 09/25/2037	1,247,466

	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-3, Class A1
385	5.500%, 03/25/2036	385,333
	Series 2007-2, Class 1A8
1,174	5.750%, 03/25/2037	1,001,308
13,124	Total Fixed Rate	12,779,806
$37,638	Total Collateralized Mortgage Obligations – Private Mortgage-Backed Securities (cost $36,670,164)	34,798,387

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 5.0%

	Adjustable Rate Δ – 1.2%

	FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A
$3,934	0.741%, 02/25/2048 ■	$3,939,893

	Federal National Mortgage Association Series 2003-25, Class FN
2,680	0.644%, 04/25/2018	2,695,423
	Series 2004-90, Class GF
2,385	0.494%, 11/25/2034	2,379,284
8,999	Total Adjustable Rate	9,014,600
	Fixed Rate – 3.8%

	FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A
2,308	3.250%, 04/25/2038 ■	2,408,860
	Series A1
2,000	0.000%, 10/25/2011, #2010-L1A	1,999,820

	Federal Home Loan Mortgage Corporation Series 1022, Class J
16	6.000%, 12/15/2020	18,038
	Series 2629, Class BO
1,969	3.250%, 03/15/2018	2,038,082
	Series 2795, Class CL
1,361	4.500%, 07/15/2017	1,375,857
	Series 2843, Class BH
1,497	4.000%, 01/15/2018	1,521,635
	Series 3555, Class DA
1,574	4.000%, 12/15/2014	1,611,917
	Series 3555, Class EA
639	4.000%, 12/15/2014	654,435
	Series 3591, Class NA
1,154	1.250%, 10/15/2012	1,158,440

	Federal National Mortgage Association Series 1992-150, Class MA
49	5.500%, 09/25/2022	53,961
	Series 2002-83, Class MD
69	5.000%, 09/25/2016	68,898
	Series 2003-122, Class AJ
3,161	4.500%, 02/25/2028	3,245,977

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)
	Series 2003-68, Class QP
$1,494	3.000%, 07/25/2022	$1,521,168
	Series 2004-90, Class GA
1,405	4.350%, 03/25/2034	1,462,700
	Series 2010-M1, Class A1
1,961	3.305%, 06/25/2019	2,087,206
	Series 2010-M6, Class A1
1,880	2.210%, 09/25/2020	1,913,956

	FHLMC Structured Pass-Through Securities Series T-45, Class A4
3,120	4.520%, 08/27/2012	3,199,654

	Government National Mortgage Association Series 2003-85, Class ZL
1,634	5.500%, 06/20/2028	1,665,438
27,291	Total Fixed Rate	28,006,042
$36,290	Total Collateralized Mortgage Obligations – U.S. Government Agency Mortgage-Backed Securities (cost $36,559,011)	37,020,642

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT & AGENCY SECURITIES – 1.7%

	U.S. Treasuries – 0.1%

	U.S. Treasury Notes
$670	1.500%, 06/30/2016 ▼	$688,479
	U.S. Agency Debentures – 1.6%

	Federal Home Loan Bank
6,000	2.250%, 04/13/2012 ▼	6,063,828
5,400	1.500%, 01/16/2013 ▼	5,479,493
11,400	Total U.S. Agency Debentures	11,543,321
$12,070	Total U.S. Government & Agency Securities (cost $12,060,149)	12,231,800

Principal Amount (000)	Description ▲	Value
	MUNICIPAL BONDS – 2.5%

	California, Various Purpose
$855	5.750%, 03/01/2017	$970,998

	Dallas-Fort Worth Texas International Airport
	Series 2001-A-1
1,235	6.150%, 01/01/2016	1,235,198

	Florida Housing Financial Corporation Multifamily Crossroads Apartments
	Series A-1
700	6.750%, 02/15/2012	699,965

	Las Vegas Valley Nevada Water District
2,500	3.176%, 06/01/2017	2,507,550

	Massachusetts State Port Authority, Special Facilities Revenue, Contract Project
	Series B
2,680	1.910%, 07/01/2014	2,704,147
330	3.230%, 07/01/2015	336,785

	Phoenix Arizona Civic Improvement, Excise Tax Revenue
2,400	2.302%, 07/01/2014	2,439,576
1,700	2.828%, 07/01/2015	1,746,274

	San Francisco California City & County Airports
	Series E
820	1.507%, 05/01/2013	824,780
2,170	2.021%, 05/01/2014	2,201,834

76	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS (continued)

	Wayne County Michigan
$2,470	5.000%, 09/15/2013	$2,501,492
$17,860	Total Municipal Bonds (cost $17,967,066)	18,168,599

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 12.5%

	Money Market Funds – 12.5%

	Mount Vernon Securities Lending Prime Portfolio
92,557,820	0.205% Ω †	$92,557,820
	Total Investments Purchased with Proceeds from Securities Lending (cost $92,557,820)	92,557,820

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 2.8%

	Money Market Fund – 2.1%

	First American Treasury Obligations Fund Class Z,
15,340,991	0.000% Ω	$15,340,991
	U.S. Treasury Obligations – 0.7%

	U.S. Treasury Bills ☐
$955	0.014%, 10/20/2011	954,993
1,405	0.013%, 11/17/2011	1,404,977
570	0.056%, 04/05/2012	569,833
805	0.066%, 05/03/2012	804,681
650	0.069%, 05/31/2012	649,696
1,180	0.011%, 11/10/2011	1,179,985

$5,565	Total U.S. Treasury Obligations	5,564,165
	Total Short-Term Investments (cost $20,905,525)	20,905,156
	Total Investments (cost $829,315,109) – 111.9%	829,602,483
	Other Assets Less Liabilities – (11.9)% ¯	(88,156,475)
	Net Assets – 100.0%	$741,446,008

Investments in Derivatives at September 30, 2011:

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation (U.S. Dollars)
Citigroup	U.S. Dollar	4,150,200	Australian Dollar	4,000,000	10/31/11	$(295,806)
Citigroup	U.S. Dollar	4,044,903	South Korean Won	4,364,450,000	10/14/11	(343,839)
						$(639,645)

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(204)	12/11	$(44,921,436)	$60,090
U.S. Treasury 5-Year Note	Short	(711)	12/11	(87,086,394)	(68,201)
U.S. Treasury 10-Year Note	Short	(45)	12/11	(5,854,219)	5,521
					$(2,590)

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2011

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase	$24,000,000	3-Month LIBOR	Receive	1.255%	Semi-Annually	11/03/11	$(135,223)
JPMorgan Chase	4,000,000	3-Month LIBOR	Receive	3.858	Semi-Annually	1/19/20	(645,410)
UBS	16,000,000	3-Month LIBOR	Receive	1.133	Semi-Annually	3/25/12	(54,803)
UBS	18,000,000	3-Month LIBOR	Receive	1.048	Semi-Annually	6/25/12	(120,436)
UBS	4,000,000	3-Month LIBOR	Receive	3.001	Semi-Annually	8/03/14	(277,381)
							$(1,233,253)

*	Annualized

Credit Default Swaps outstanding:

Counterparty	Reference Index	Buy/Sell Protection[1]	Current Credit Spread[3]	Notional Amount²	Received Fixed Rate	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan	Markit CDXNA HY 16 Index	Sell	7.72%	$16,000,000	5.000%	6/20/16	$(1,441,140)	$(1,463,620)
UBS	Markit CDXNA HY 16 Index	Sell	7.72	12,000,000	5.000%	6/20/16	(1,080,855)	(1,297,613)
							$(2,521,995)	$(2,761,233)

(1)

The Fund entered into the credit default swaps to gain investment exposure to the referenced index. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take deliver of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront paymentsrequired to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher liklihood of performance by the seller of protection.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

78	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$351,755,897	$—	$351,755,897
U.S. Government Agency Mortgage-Backed Securities	—	56,126,656	—	56,126,656
Commercial Mortgage-Backed Securities	—	93,753,825	—	93,753,825
Asset-Backed Securities	—	112,283,701	—	112,283,701
Collateralized Mortgage Obligations – Private Mortgage-Backed Securities	—	34,798,387	—	34,798,387
Collateralized Mortgage Obligations – U.S. Government Agency Mortgage-Backed Securities	—	37,020,642	—	37,020,642
U.S. Government & Agency Securities	—	12,231,800	—	12,231,800
Municipal Bonds	—	18,168,599	—	18,168,599
Money Market Funds*	92,557,820	—	—	92,557,820
Short-Term Investments	15,340,991	5,564,165	—	20,905,156
Derivatives:
Forward Foreign Currency Exchange Contracts**	—	(639,645)	—	(639,645)
Futures Contracts**	(2,590)	—	—	(2,590)
Interest Rate Swaps**	—	(1,233,253)	—	(1,233,253)
Credit Default Swaps**	—	(2,761,233)	—	(2,761,233)
Total	$107,896,221	$717,069,541	$—	$824,965,762

*	Represents the Fund’s investments purchased with proceeds from securities lending.

**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During	the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2, or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location Value	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$639,645
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	65,611	Payable for variation margin on futures contracts*	68,201
Credit	Swaps	Unrealized appreciation on credit default swap contracts*	—	Unrealized depreciation on credit default swap contracts*	2,761,233
Interest Rate	Swaps	Unrealized appreciation on interest rate swap contracts*	—	Unrealized depreciation on interest rate swap contracts*	1,233,253
Total			$65,611		$4,702,332
*	Value represents gross cumulative unrealized appreciation (depreciation) as reported on the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2011

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $829,315,108.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$11,546,417
Depreciation	(11,259,042)
Net unrealized appreciation (depreciation) of investments	$287,375

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classfications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

—	Principal Amount (000) denoted in U.S. Dollars, unless otherwise noted.

▼	Investment, or portion of investment, is out on loan for securities lending.

■	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Δ	Variable Rate Security – The rate shown is the rate in effect as of September 30, 2011.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2011.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of September 30, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivatives instruments as listed within Investments in Derivatives at September 30, 2011.

CAD	Canadian Dollar

MXN	Mexican Peso

NZD	New Zealand Dollar

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

80	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	CORPORATE BONDS – 52.9%

	Banking – 7.0%

	Ally Financial
$910	7.500%, 09/15/2020	$823,550

	Banco Bradesco
1,155	4.125%, 05/16/2016 ■	1,149,225

	Bancolombia
1,790	5.950%, 06/03/2021 ■	1,731,825

	Bank of America
2,615	5.750%, 12/01/2017	2,452,504
8,330	5.875%, 01/05/2021	7,785,701

	Barclays Bank
	Series EMTN
1,140	4.750%, 03/15/2020 Δ	763,655

	BBVA Bancomer
850	4.500%, 03/10/2016 ■ ▼	790,500

	BNP Paribas
1,640	5.000%, 01/15/2021	1,605,585

	Citigroup
1,915	5.375%, 08/09/2020 ▼	1,983,973
2,765	6.125%, 08/25/2036	2,338,927

	Citigroup Capital XXI
2,735	8.300%, 12/21/2077 Δ	2,680,300

	HSBC Holdings
1,910	6.800%, 06/01/2038	1,909,767

	JPMorgan Chase
1,350	4.250%, 10/15/2020	1,353,200
3,500	4.350%, 08/15/2021 ▼	3,536,767
2,280	6.400%, 05/15/2038	2,599,786

	Royal Bank of Scotland
2,100	6.400%, 10/21/2019 ▼	2,007,518

	Societe Generale
1,640	5.200%, 04/15/2021 ■	1,423,969

	Sovereign Bank
2,350	8.750%, 05/30/2018	2,737,346

	UBS
1,410	4.875%, 08/04/2020	1,357,681

	Wachovia Captial Trust III
2,175	5.570%, 03/29/2049 Δ	1,783,500
44,560	Total Banking	42,815,279
	Basic Industry – 5.3%

	Alcoa
3,575	5.400%, 04/15/2021 ▼	3,464,268

	Alrosa Finance
1,315	7.750%, 11/03/2020 ■	1,239,388

	Arcelormittal
3,065	7.000%, 10/15/2039	2,733,588

	Cliffs Natural Resources
2,725	4.800%, 10/01/2020	2,651,695

	Hidili Industry International Development
725	8.625%, 11/04/2015 ■ ▼	449,500

	Huntsman International
1,150	8.625%, 03/15/2021 ▼	1,101,125

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	Basic Industry (continued)

	Incitec Pivot Finance
$1,915	6.000%, 12/10/2019 ■	$2,105,782

	International Paper
1,680	8.700%, 06/15/2038	2,119,817

	Intertape Polymer
1,000	8.500%, 08/01/2014	890,000

	JMC Steel Group
920	8.250%, 03/15/2018 ■	864,800

	Metinvest
135	10.250%, 05/20/2015 ■	125,550
1,380	8.750%, 02/14/2018 ■	1,151,196

	Plum Creek Timberlands
1,420	4.700%, 03/15/2021	1,438,564

	Reynolds Group Issuer
1,500	7.125%, 04/15/2019 ■ ▼	1,395,000

	Sinochem Overseas Capital
750	4.500%, 11/12/2020 ■	697,985

	Southern Copper
1,265	7.500%, 07/27/2035	1,368,539

	Taseko Mines
1,500	7.750%, 04/15/2019	1,395,000

	Teck Cominco Limited
1,575	6.125%, 10/01/2035	1,670,462

	Teck Resources
905	6.250%, 07/15/2041	949,056

	Thompson Creek Metals
1,100	7.375%, 06/01/2018 ■	990,000

	Vale Overseas
1,990	6.875%, 11/10/2039	2,139,250

	Vedanta Resources
1,500	9.500%, 07/18/2018 ■ ▼	1,305,000
33,090	Total Basic Industry	32,245,565
	Brokerage – 3.3%

	Fosun International
	Series 144A
1,325	7.500%, 05/12/2016 ■ ▼	1,033,500

	Goldman Sachs Capital II
1,495	5.793%, 12/29/2049 Δ	926,900

	Goldman Sachs Group
9,075	6.000%, 06/15/2020	9,335,135
2,740	5.250%, 07/27/2021 ▼	2,703,051

	Morgan Stanley
750	7.300%, 05/13/2019 ▼	772,894
2,600	5.500%, 07/24/2020	2,354,864
1,960	5.750%, 01/25/2021	1,803,331
1,280	5.500%, 07/28/2021	1,185,609
21,225	Total Brokerage	20,115,284
	Capital Goods – 0.3%

	Abengoa Finance
1,150	8.875%, 11/01/2017 ■	1,052,250

	Martin Marietta Material
850	6.600%, 04/15/2018	958,399
2,000	Total Capital Goods	2,010,649

82	Nuveen Investments

Principal Amount (000) —	Description ▲	Value

	Communications – 4.6%

	American Tower
$2,195	5.050%, 09/01/2020	$2,190,535

	AT&T
1,875	5.550%, 08/15/2041	2,018,659

	British Sky Broadcasting
1,975	6.100%, 02/15/2018 ■	2,185,008

	Comcast
1,630	6.400%, 05/15/2038 ▼	1,876,395

	DirecTV Holdings
2,230	5.200%, 03/15/2020	2,402,225

	Embarq
1,545	7.082%, 06/01/2016	1,599,328

	Frontier Communications
1,355	8.500%, 04/15/2020 ▼	1,314,350

	NBC Universal
2,515	4.375%, 04/01/2021	2,583,247

	News America
1,600	6.650%, 11/15/2037 ▼	1,758,694
825	6.150%, 02/15/2041 ▼	872,670

	TCM Sub
870	3.550%, 01/15/2015 ■	925,441

	Telecom Italia Capital
2,250	7.175%, 06/18/2019 ▼	2,255,845

	Telefonica Emisiones
4,545	5.462%, 02/16/2021	4,315,847

	Time Warner Cable
1,515	5.875%, 11/15/2040	1,552,348
26,925	Total Communications	27,850,592
	Consumer Cyclical – 2.4%

	AMC Networks
1,000	7.750%, 07/15/2021 ■	1,025,000

	Ford Motor Credit
1,350	6.625%, 08/15/2017 ▼	1,405,766

	Ingram Micro
1,090	5.250%, 09/01/2017	1,158,167

	Isle Of Capri Casinos
1,000	7.750%, 03/15/2019	912,500

	J.C. Penney
1,425	5.650%, 06/01/2020	1,335,937

	O’Reilly Automotive
1,940	4.875%, 01/14/2021	2,011,210

	R.R. Donnelley & Sons
1,070	7.625%, 06/15/2020	949,625

	Time Warner
1,500	4.750%, 03/29/2021 ▼	1,574,997
1,750	6.100%, 07/15/2040 ▼	1,922,265

	Viacom
1,975	6.875%, 04/30/2036	2,353,495
14,100	Total Consumer Cyclical	14,648,962
	Consumer Non Cyclical – 3.0%

	Altria Group
1,270	4.750%, 05/05/2021	1,313,650
2,720	9.950%, 11/10/2038 ▼	3,876,226

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	Consumer Non Cyclical (continued)

	CKE Restaurants
$735	11.375%, 07/15/2018 ▼	$764,400

	CVS Caremark
1,810	6.302%, 06/01/2062 Δ	1,751,175

	HCA Holdings
1,125	7.750%, 05/15/2021 ■ ▼	1,054,687

	Lorillard Tobacco
1,590	8.125%, 06/23/2019 ▼	1,862,696

	Marfrig Overseas
400	9.500%, 05/04/2020 ■	256,000

	MHP
450	10.250%, 04/29/2015 ■	396,000

	Pernod-Ricard
1,365	5.750%, 04/07/2021 ■	1,496,112

	STHI Holding
1,520	8.000%, 03/15/2018 ■	1,466,800

	UnitedHealth Group
1,395	6.875%, 02/15/2038	1,825,224

	Valeant Pharmaceuticals
2,330	6.875%, 12/01/2018 ■	2,108,650
16,710	Total Consumer Non Cyclical	18,171,620
	Electric – 2.0%

	Calpine
1,315	7.875%, 07/31/2020 ■	1,268,975

	Comision Federal De Electric
1,485	4.875%, 05/26/2021 ■	1,492,425

	Constellation Energy Group
2,010	5.150%, 12/01/2020	2,049,852

	FirstEnergy Solutions
2,000	6.050%, 08/15/2021	2,214,652

	MidAmerican Energy Holdings
2,630	6.125%, 04/01/2036	3,150,143

	Midwest Generation
	Series 2000
1,522	8.560%, 01/02/2016	1,499,549

	Texas Competitive Electric Holdings
	Series 144A
860	11.500%, 10/01/2020 ■ ▼	688,000
11,822	Total Electric	12,363,596
	Energy – 4.5%

	Anadarko Petroleum
1,140	6.375%, 09/15/2017	1,278,880
1,675	6.200%, 03/15/2040 ▼	1,743,802

	Canadian Oil Sands
1,700	7.750%, 05/15/2019 ■	2,079,885

	Carrizo Oil & Gas
1,150	8.625%, 10/15/2018	1,127,000

	Connacher Oil And Gas
	Series 144A
800	8.750%, 08/01/2018 ■	587,842

	Diamond Offshore Drilling
1,775	5.700%, 10/15/2039 ▼	1,975,600

84	Nuveen Investments

Principal Amount (000) —	Description ▲	Value

	Energy (continued)

	Lukoil International Finance
$2,625	6.125%, 11/09/2020 ■	$2,441,250

	Nabors Industries
1,590	5.000%, 09/15/2020 ▼	1,621,202

	Nexen
2,240	6.400%, 05/15/2037	2,279,572

	OGX Petroleo E Gas Participacoes
	Series 144A
1,425	8.500%, 06/01/2018 ■	1,275,375

	Petrobras International Finance
1,770	6.875%, 01/20/2040	1,867,350

	Petro-Canada
1,275	6.800%, 05/15/2038	1,541,888

	Petroplus Finance
1,465	9.375%, 09/15/2019 ■ ▼	1,252,575

	Seadrill
1,600	6.500%, 10/05/2015	1,472,000

	Valero Energy
2,200	6.125%, 02/01/2020 ▼	2,441,201

	Weatherford International
1,950	7.000%, 03/15/2038	2,146,028
26,380	Total Energy	27,131,450
	Finance – 5.9%

	Anglogold Holdings
2,275	6.500%, 04/15/2040	2,161,088

	Asciano Finance
2,250	5.000%, 04/07/2018 ■	2,300,578

	Bank of America
	Series 1
1,210	3.750%, 07/12/2016 ▼	1,100,871

	Braskem Finance
1,425	5.750%, 04/15/2021 ■ ▼	1,300,455

	Bunge Limited Finance
3,010	4.100%, 03/15/2016	3,091,430

	Capital One Financial
2,265	6.150%, 09/01/2016	2,399,351

	Country Garden Holdings
1,300	11.125%, 02/23/2018 ■ ▼	988,000

	Countrywide Financial
2,885	6.250%, 05/15/2016	2,546,102

	Discover Financial Services
1,975	10.250%, 07/15/2019	2,390,526

	GE Capital Trust I
3,600	6.375%, 11/15/2067 Δ	3,469,500

	General Electric Capital
1,400	5.300%, 02/11/2021 ▼	1,452,362

	Series MTN
2,320	6.875%, 01/10/2039	2,662,759

	International Lease Finance
985	8.875%, 09/01/2017 ▼	989,925
1,905	8.250%, 12/15/2020 ▼	1,866,900

	JBS Finance II
1,175	8.250%, 01/29/2018 ■	969,375

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	Finance (continued)

	RSHB Capital
$2,120	7.750%, 05/29/2018 ■	$2,210,100

	Transcapitalinvest
2,670	5.670%, 03/05/2014 ■ ▼	2,682,015

	WEA Finance
1,655	4.625%, 05/10/2021 ■ ▼	1,580,359
36,425	Total Finance	36,161,696
	Industrial Other – 0.3%

	Huntington Ingalls Industries
1,810	7.125%, 03/15/2021 ■	1,678,775
	Information Technology – 0.1%

	Intel
840	4.800%, 10/01/2041 ▼	902,956
	Insurance – 4.3%

	Aflac
2,185	6.450%, 08/15/2040 ▼	2,170,621

	Allied World Assurance
2,510	7.500%, 08/01/2016	2,850,620

	Catlin Insurance
1,750	7.249%, 12/31/2049 ■ Δ	1,505,000

	Endurance Specialty Holding
65	Series B	1,603,095

	Genworth Financial
	Series MTN
2,640	6.515%, 05/22/2018	2,318,754

	Hartford Financial Services Group
	Series MTN
1,770	6.000%, 01/15/2019	1,778,291

	Liberty Mutual Group
1,705	7.000%, 03/15/2037 ■ Δ	1,440,725

	Lincoln National
2,395	8.750%, 07/01/2019	2,838,719
1,620	6.050%, 04/20/2067 Δ	1,312,200

	MetLife
1,600	6.750%, 06/01/2016	1,840,200

	Pacific Life Insurance
840	6.000%, 02/10/2020 ■	897,989

	Prudential Financial
1,650	5.500%, 03/15/2016	1,781,183

	Unum Group
1,830	5.625%, 09/15/2020	2,015,846

	ZFS Finance USA Trust V
1,860	6.500%, 05/09/2067 ■ Δ	1,608,900
24,420	Total Insurance	25,962,143
	Manufacturing – 0.3%

	Exelis
	Series 144A
1,950	5.550%, 10/01/2021 ■	1,953,157
	Natural Gas – 0.4%

	Kinder Morgan Energy Partners Series MTN
1,920	6.950%, 01/15/2038	2,140,274

86	Nuveen Investments

Principal Amount (000) —	Description ▲	Value

	Natural Gas (continued)

	Southern Union
$ 545	7.200%, 11/01/2066 Δ	$460,525
2,465	Total Natural Gas	2,600,799
	Real Estate – 1.8%

	Boston Properties
3,050	4.125%, 05/15/2021	2,925,069

	Central China Real Estate
825	12.250%, 10/20/2015 ■	651,750

	Prologis – REIT
1,755	6.875%, 03/15/2020 ▼	1,830,946

	Shimao Property Holdings
620	8.000%, 12/01/2016 ■	427,800

	Simon Property Group – REIT
1,725	5.650%, 02/01/2020 ▼	2,001,333

	Vornado Realty – REIT
2,975	4.250%, 04/01/2015	3,084,968
10,950	Total Real Estate	10,921,866
	Sovereign – 4.3%

	Australian Government
AUD 7,350,000	4.500%, 04/15/2020	7,277,096

	Canadian Government
CAD 5,700,000	1.500%, 03/01/2012	5,453,593
CAD 7,000,000	3.750%, 06/01/2019	7,570,875

	Republic of Argentina
$ 1,150	8.750%, 06/02/2017	1,006,250

	Republic of Indonesia
1,730	5.875%, 03/13/2020 ■	1,868,400

	Republic of Peru
1,430	6.550%, 03/14/2037	1,658,800

	Ukraine Government
1,250	7.750%, 09/23/2020 ■ ▼	1,125,000
	Total Sovereign	25,960,014
	Technology – 0.4%

	Avnet
845	5.875%, 06/15/2020	910,254

	Seagate
1,360	6.875%, 05/01/2020 ▼	1,251,200
2,205	Total Technology	2,161,454
	Transportation – 2.7%

	Air Canada
1,320	9.250%, 08/01/2015 ■	1,254,000

	America West Air
	Series 2000-1
1,213	8.057%, 01/02/2022 ▼	1,213,075

	American Airlines Partners Trust
	Series A
1,810	8.625%, 04/15/2023	1,796,425

	Avis Budget Car Rental
1,450	7.750%, 05/15/2016	1,399,250

	Dana Holding
1,450	6.500%, 02/15/2019	1,377,500

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

September 30, 2011

Principal Amount (000) —	Description ▲	Value

	Transportation (continued)

	Delta Airlines
	Series 2011-1, Class A
$1,700	5.300%, 04/15/2019 ▼	$1,666,000

	Hertz
1,250	7.375%, 01/15/2021 ▼	1,142,188

	Martin Midstream Partners
1,150	8.875%, 04/01/2018	1,138,500

	Navios Maritime Acquisition
1,350	8.625%, 11/01/2017 ▼	1,123,875

	Northwest Airlines
	Series 2007-1, Class A
1,060	7.027%, 11/01/2019	1,052,124

	Provincia De Buenos Aire
1,040	10.875%, 01/26/2021 ■	759,200

	United Airlines
	Series 2007-1, Class A
1,201	6.636%, 01/02/2024 ▼	1,168,065
	Series 2009-1
1,364	10.400%, 05/01/2018	1,472,775
17,358	Total Transportation	16,562,977
	Total Corporate Bonds (cost $320,483,192)	322,218,834

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 26.7%

	Adjustable Rate Δ – 1.0%

	Federal Home Loan Mortgage Corporation Pool
$590	2.775%, 10/01/2029, #1L0117	$598,442
519	2.386%, 07/01/2030, #847240	544,127
384	2.268%, 05/01/2033, #847411	401,591
1,115	2.527%, 07/01/2036, #1K1238	1,169,982
2,661	2.602%, 05/01/2038, #84-8289	2,803,478

	Federal National Mortgage Association Pool
202	2.295%, 09/01/2033, #725553	211,703
577	2.422%, 01/01/2035, #745548	606,673
6,047	Total Adjustable Rate	6,335,996
	Fixed Rate – 25.7%

	Federal Home Loan Mortgage Corporation Pool
901	6.500%, 07/01/2031, #A17212	1,021,940
539	7.000%, 08/01/2037, #H09059	617,663

	Federal National Mortgage Association Pool
1,087	5.500%, 02/01/2025, #255628	1,190,357
3,885	5.500%, 10/01/2025, #255956	4,237,809
314	6.000%, 04/01/2032, #745101 ▼	341,501
492	5.500%, 06/01/2033, #843435	537,753
3,789	5.000%, 11/01/2033, #725027	4,095,116
573	5.000%, 03/01/2034, #725205	619,620
488	5.000%, 03/01/2034, #725250	527,118
730	6.000%, 03/01/2034, #745324	810,768
812	5.500%, 09/01/2034, #725773 ▼	886,566
656	6.500%, 04/01/2036, #831377	732,844
308	6.500%, 04/01/2036, #852909	343,651
850	6.500%, 08/01/2036, #893318	948,895
1,675	6.500%, 09/01/2036, #897129	1,866,782
692	5.500%, 04/01/2037, #918883	752,979

88	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Fixed Rate (continued)
$742	6.000%, 06/01/2037, #944340	$815,854
932	6.000%, 09/01/2037, #256890	1,018,679
4,664	5.500%, 01/01/2038, #968975	5,074,039
1	5.500%, 05/01/2038, #889618	1,165
1	5.500%, 07/01/2038, #985344	1,312
1,120	6.000%, 08/01/2038, #257307	1,230,836
19,250	4.500%, 10/15/2038 (MDR) (WI/DD)	20,420,042
2,149	5.500%, 11/01/2038, #AA0005	2,334,985
2,805	5.500%, 12/01/2038, #AA0889	3,048,424
4,776	4.500%, 09/01/2039, #AC1877	5,073,089
3,408	6.000%, 09/01/2039, #AD0205	3,745,610
6,025	6.000%, 10/15/2039, #53899	6,608,672
5,414	4.500%, 12/01/2039, #932323	5,751,106
10,044	4.000%, 11/01/2040, #MA0583 ▼	10,540,622
5,125	4.000%, 12/01/2040, #AB1959	5,378,733
13,416	4.000%, 01/01/2041, #AH1420	14,079,248
5,945	3.500%, 10/01/2040 (MDR) (WI/DD)	6,107,559
34,995	4.000%, 10/15/2041 (MDR) (WI/DD)	36,679,134
8,365	5.000%, 10/15/2041 (MDR) (WI/DD)	8,997,603
146,968	Total Fixed Rate	156,438,074
$153,014	Total U.S. Government Agency Mortgage-Backed Securities (cost $158,047,033)	162,774,070

Principal Amount (000)	Description ▲	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.9%

	Americold Trust
	Series 2010-ARTA, Class C
$3,470	6.811%, 01/14/2029 ■	$3,532,356

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4
3,325	5.405%, 12/11/2040 Δ	3,596,071

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
2,440	5.220%, 07/15/2044 Δ	2,647,453
	Series 2007-CD4, Class A2B
1,360	5.205%, 12/11/2049 ▼	1,369,115
	Series 2007-CD5, Class A4
5,650	5.886%, 11/15/2044 Δ	6,060,399

	Commercial Mortgage Pass-Through Certificates
	Series 2006-CN2A, Class A2FX
1,805	5.449%, 02/05/2019 ■	1,793,521

	DBUBS Mortgage Trust
	Series 2011-LC3A, Class A2
1,650	3.642%, 08/12/2044	1,701,547

	Extended Stay America Trust
	Series 2010-ESHA, Class C
3,630	4.860%, 11/05/2027 ■	3,453,821

	Fosse Master
	Series 2011-1A, Class A2
2,640	1.650%, 10/19/2054 ■ Δ	2,636,341

	Greenwich Capital Commercial Funding
	Series 2005-GG5, Class A2
2,471	5.117%, 04/10/2037	2,479,506

	GS Mortgage Securities II
	Series 2006-GG6, Class A2
1,821	5.506%, 04/10/2038	1,843,885

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
	Series 2006-GG8, Class A4
$3,135	5.560%, 11/10/2039	$3,312,942
	Series 2007-GG10, Class A4
710	5.800%, 08/10/2045 Δ	737,630

	JPMorgan Chase Commercial Mortgage Securities
	Series 2010-C1, Class A1
4,057	3.853%, 06/15/2043 ■	4,205,137
	Series 2011-C4, Class A3
3,445	4.106%, 07/15/2046 ■	3,501,146
	Series 2011-C4, Class C
2,250	5.431%, 07/15/2046 ■ Δ	1,947,868

	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A4
4,000	4.367%, 03/15/2036	4,197,404
	Series 2005-C7, Class A2
1,547	5.103%, 11/15/2030	1,545,979

	Master Reporforming Loans Trust
	Series 2005-1, Class 1A4
3,520	7.500%, 08/25/2034 ■	3,682,116

	Morgan Stanley Capital I
	Series 2006-IQ12, Class A4
4,025	5.332%, 12/15/2043	4,344,899

	OBP Depositor Trust
	Series 2010-OBP, Class A
2,880	4.646%, 07/15/2045 ■	3,058,206

	WF-RBS Commercial Mortgage Trust
	Series 2011-C3, Class A4
2,900	4.375%, 03/15/2044 ■ ▼	2,929,867
	Series 2011-C3, Class C
2,250	5.335%, 03/15/2044 ■ Δ	1,918,287
$64,981	Total Commercial Mortgage-Backed Securities (cost $63,984,650)	66,495,496

Principal Amount (000)	Description ▲	Value
	ASSET-BACKED SECURITIES – 4.6%

	Automotive – 0.8%

	Chrysler Group
$2,800	8.000%, 06/15/2019 ■ ▼	$2,184,000

	Fifth Third Auto Trust
	Series 2008-1, Class A4A
493	4.810%, 01/15/2013	495,409

	Santander Drive Auto Receivables Trust
	Series 2010-1, Class A2
2,294	1.360%, 03/15/2013 Δ	2,296,642
5,587	Total Automotive	4,976,051
	Credit Cards – 0.7%

	Discover Card Master Trust Series 2007-A1, Class A1
3,655	5.650%, 03/16/2020	4,363,133
	Home Equity – 2.4%

	AH Mortgage Advance Trust Series SART-1, Class B1
1,270	5.920%, 05/10/2043 ■	1,287,463

	Countrywide Asset-Backed Certificates Series 2006-25, Class 2A2
1,774	0.307%, 12/25/2029 Δ	1,589,466

90	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	Home Equity (continued)
	Series 2007-7, Class 2A2
$2,195	0.347%, 10/25/2047 Δ	$1,663,189
	Series 2007-9, Class 2A2
2,325	0.317%, 06/25/2030 Δ	1,886,559

	GRMT Mortgage Loan Trust Series 2001-1A, Class M1
96	8.272%, 07/20/2031 ■ Δ	89,849

	RBSSP Resecuritization Trust Series 2010-11, Class 2A1
2,218	0.368%, 03/26/2037 ■ Δ	2,109,759
	Series 2010-4, Class 1A1
3,979	0.304%, 03/26/2036 ■ Δ	3,648,921

	Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
2,495	5.140%, 11/25/2035 Δ	1,936,394
16,353	Total Home Equity	14,211,600
	Manufactured Housing – 0.1%

	Green Tree Financial Series 1996-8, Class A7
85	8.050%, 10/15/2027 Δ	88,597
	Series 2008-MH1, Class A1
633	7.000%, 04/25/2038 ■	643,324
718	Total Manufactured Housing	731,921
	Other – 0.6%

	Henderson Receivables Series 2010-3A, Class A
1,921	3.820%, 12/15/2048 ■ Δ	1,933,278

	Ocwen Advance Receivables Backed Notes Series 2009-3A, Class A
1,745	4.140%, 07/15/2023 ■	1,751,544
3,666	Total Other	3,684,822
$29,979	Total Asset-Backed Securities (cost $27,655,276)	27,967,527

Principal Amount (000)	Description ▲	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – PRIVATE MORTGAGE-BACKED SECURITIES – 3.4%

	Adjustable Rate Δ – 1.3%

	Countrywide Home Loans Series 2004-2, Class 2A1
$778	2.761%, 02/25/2034	$729,827

	FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A
3,229	0.736%, 02/25/2048 ■	3,234,483

	GSR Mortgage Loan Trust Series 2005-AR1, Class B1
1,955	3.994%, 01/25/2035	1,205,530

	Indymac Index Mortgage Loan Trust Series 2005-AR1, Class 4A1
502	2.668%, 03/25/2035	427,721

	JPMorgan Alternative Loan Trust Series 2007-S1, Class A1
1,776	0.467%, 04/25/2047	1,254,435

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

September 30, 2011

Principal Amount (000)	Description ▲	Value

	Adjustable Rate (continued)

	JPMorgan Mortgage Trust Series 2006-A7, Class 3A4
$788	5.811%, 01/25/2037	$85,385

	Wachovia Mortgage Loan Trust Series 2005-B, Class 1A1
770	2.950%, 10/20/2035	602,716
9,798	Total Adjustable Rate	7,540,097
	Fixed Rate – 2.1%

	Bank of America Alternative Loan Trust Series 2007-1, Class 2A2
1,398	5.681%, 04/25/2037	134,472

	Countrywide Alternative Loan Trust Series 2004-24CB, Class 2A1
746	5.000%, 11/25/2019	745,841
	Series 2006-19CB, Class A15
1,013	6.000%, 08/25/2036	812,569

	GMAC Mortgage Corporation Loan Trust Series 2010-1, Class A
109	4.250%, 07/25/2040 ■	108,758

	GSMPS Mortgage Loan Trust Series 2003-1, Class B1
2,346	6.778%, 03/25/2043	2,013,945

	GSR Mortgage Loan Trust Series 2005-4F, Class B1
2,057	5.756%, 05/25/2035	1,238,086

	Impac Secured Assets Series 2000-3, Class M1
2,177	8.000%, 10/25/2030	1,998,005

	Lehman Mortgage Trust Series 2008-6, Class 1A1
1,920	7.346%, 07/25/2047	1,811,669

	Residential Accredit Loans Series 2005-QS12, Class A7
691	5.500%, 08/25/2035	633,253

	Sequoia Mortgage Trust Series 2011-1, Class A1
2,585	4.125%, 02/25/2041	2,571,158

	Washington Mutual Mortgage Pass-Through Certificates Series 2004-RA3, Class 2A
888	6.418%, 08/25/2038	926,409
15,930	Total Fixed Rate	12,994,165
$25,728	Total Collateralized Mortgage Obligations-Private Mortgage – Backed Securities (cost $24,973,115)	20,534,262

Principal Amount (000)	Description ▲	Value

	MUNICIPAL BONDS – 0.8%

	Illinois
$3,415	5.877%, 03/01/2019	$3,657,567

	Provincia De Cordoba
1,200	12.375%, 08/17/2017 ■	1,056,000
$4,615	Total Municipal Bonds (cost $4,672,167)	4,713,567

92	Nuveen Investments

Shares	Description ▲	Value

	PREFERRED STOCKS – 0.7%

	Banking – 0.3%

	Bank of America
25,000	Series 5	$333,250

20,000	Citigroup Capital XI	431,200

	Goldman Sachs Group
51,000	Series A ▼	945,030

	Royal Bank of Scotland
10,000	Series L	159,900
	Total Banking	1,869,380
	Insurance – 0.3%

	Aspen Insurance Holdings
84,500	Series A	2,061,800
	Sovereign – 0.1%

	Fannie Mae
217,000	Series S	412,300
	Total Preferred Stocks (cost $9,354,248)	4,343,480

Shares	Description ▲	Value
	CLOSED-END FUNDS – 0.3%

15,000	Alliance National Municipal Income Fund	$213,000

36,000	Blackrock Credit Allocation Income Trust	413,280

40,000	CBRE Clarion Global Real Estate Income Fund	267,600

23,000	Highland Credit Strategies Fund	142,600

20,000	Invesco Municipal Income Opportunities Trust	126,600

2,000	Pimco Income Strategy Fund ▼	20,060

16,000	Pioneer Diversified High Income Trust	297,280
	Total Closed-End Funds (cost $1,504,063)	1,480,420

Shares	Description ▲	Value
	CONVERTIBLE SECURITIES – 0.1%

	Energy – 0.1%

	Chesapeake Energy
7,300	Series 2005B	$649,700
	Total Convertible Securities (cost $620,500)	649,700

Shares	Description ▲	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 10.1%

	Money Market Funds – 10.1%

	Mount Vernon Securities Lending Prime Portfolio
61,703,982	0.205% Ω †	$61,703,982
	Investments Purchased with Proceeds from Securities Lending (cost $61,703,982)	61,703,982

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 12.3%

	Money Market Funds – 11.0%

	First American Prime Obligations Fund, Class Z
5	0.033% Ω	$5

	First American Treasury Obligations Fund, Class Z
66,900,130	0.000% Ω	66,900,129
	Total Money Market Funds	66,900,134

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

September 30, 2011

Shares/ Principal Amount (000)	Description ▲	Value

	U.S. Treasury Obligations – 1.3%

	U.S. Treasury Bills ☐
$2,580	0.021%, 10/20/2011	$2,579,982
1,245	0.012%, 11/10/2011	1,244,984
730	0.012%, 11/17/2011	729,989
1,385	0.056%, 04/05/2012	1,384,594
455	0.066%, 05/03/2012	454,820
1,775	0.069%, 05/31/2012	1,774,169

$8,170	Total U.S. Treasury Obligations	8,168,538
	Total Short-Term Investments (cost $75,069,102)	75,068,672
	Total Investments (cost $748,067,328) – 122.8%	747,950,010
	Other Assets Less Liabilities – (22.8)% ¯	(139,048,236)
	Net Assets – 100.0%	$608,901,774

Investments in Derivatives at September 30, 2011:

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citigroup	Euro	960,000	U.S. Dollar	1,348,886	10/21/11	$62,942
Citigroup	Mexican Peso	52,800,000	U.S. Dollar	3,925,651	10/05/11	120,349
Citigroup	New Zealand Dollar	7,700,000	U.S. Dollar	6,008,310	10/05/11	140,372
JPMorgan	South Korean Won	3,025,000,000	U.S. Dollar	2,572,279	10/06/11	5,634
JPMorgan	Swedish Krona	22,000,000	U.S. Dollar	3,445,306	10/05/11	239,789
Citigroup	U.S. Dollar	4,469,652	Mexican Peso	52,800,000	10/05/11	(664,351)
Citigroup	U.S. Dollar	6,337,254	New Zealand Dollar	7,700,000	10/05/11	(469,316)
JPMorgan	U.S. Dollar	3,472,633	Swedish Krona	22,000,000	10/05/11	(267,116)
JPMorgan	U.S. Dollar	2,843,045	South Korean Won	3,025,000,000	10/06/11	(276,400)
Citigroup	U.S. Dollar	3,629,750	South Korean Won	3,916,500,000	10/14/11	(308,549)
Citigroup	U.S. Dollar	5,513,683	Canadian Dollar	5,450,000	10/21/11	(315,623)
JPMorgan	U.S. Dollar	2,975,431	Mexican Peso	37,300,000	10/21/11	(291,614)
JPMorgan	U.S. Dollar	3,034,394	South African Rand	21,800,000	10/21/11	(343,141)
Citigroup	U.S. Dollar	6,121,545	Australian Dollar	5,900,000	10/31/11	(436,313)
JPMorgan	U.S. Dollar	2,567,149	South Korean Won	3,025,000,000	11/07/11	(5,825)
Citigroup	U.S. Dollar	3,904,170	Mexican Peso	52,800,000	12/05/11	(121,491)
Citigroup	U.S. Dollar	5,982,130	New Zealand Dollar	7,700,000	12/05/11	(140,065)
						$(3,070,718)

Future Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(269)	12/11	$(32,948,298)	$(27,447)
U.S. Treasury 10-Year Note	Short	(282)	12/11	(36,686,438)	(276,454)
U.S. Treasury Long Bond	Long	6	12/11	855,750	(14,451)
					$(318,352)

Credit Default Swaps outstanding:

Counterparty	Reference Index	Buy/Sell Protection(1)	Current Credit Spread(3)	Notional Amount(2)	Receive Fixed Rate	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase	Markit CDX NA HY 16	Sell	7.72%	$5,600,000	5.000%	6/20/16	$(504,399)	$(505,725)
UBS	Markit CDX NA HY 16	Sell	7.72	20,000,000	5.000%	6/20/16	(1,801,426)	(2,000,788)
UBS	Markit CDX NA IG 16	Sell	5.12	32,000,000	1.000%	6/20/16	(508,289)	(222,644)
							$(2,814,114)	$(2,729,157)

94	Nuveen Investments

(1)

The Fund entered into the credit default swaps to gain investment exposure to the referenced index. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take deliver of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront paymentsrequired to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher liklihood of performance by the seller of protection.

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Floating Rate Index	Fund Pay/ Receive Floating Rate	Fixed Rate	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
Citigroup	23,500,000 ZAR	3-Month JIBAR	Pay	7.655%	Semi-Annually	1/07/21	$(18,573)
UBS	41,000,000 USD	3-Month LIBOR	Receive	2.056%	Semi-Annually	7/01/15	(1,919,420)
							$(1,937,993)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$322,218,834	$—	$322,218,834
U.S. Government Agency Mortgage-Backed Securities	—	162,774,070	—	162,774,070
Commercial Mortgage-Backed Securities	—	66,495,496	—	66,495,496
Asset-Backed Securities	—	27,967,527	—	27,967,527
Collateralized Mortgage Obligations – Private Mortgage-Backed Securities	—	20,534,262	—	20,534,262
Municipal Bonds	—	4,713,567	—	4,713,567
Preferred Stocks	4,343,480	—	—	4,343,480
Closed-End Funds	1,480,420	—	—	1,480,420
Convertible Securities	649,700	—	—	649,700
Money Market Funds*	61,703,982	—	—	61,703,982
Short-Term Investments	66,900,134	8,168,538	—	75,068,672
Derivatives:
Forward Foreign Currency Exchange Contracts**	—	(3,070,718)	—	(3,070,718)
Futures Contracts**	(318,352)	—	—	(318,352)
Credit Default Swaps**	—	(2,729,157)	—	(2,729,157)
Interest Rate Swaps**	—	(1,937,993)	—	(1,937,993)
Total	$134,759,364	$605,134,426	$—	$739,893,790

*	Represents the Fund’s investments purchased with proceeds from securities lending.

**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During	the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2, or Level 3.

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

September 30, 2011

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$569,086	Unrealized depreciation on forward foreign currency exchange contracts	$3,639,804
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	318,352
Credit	Swaps	Unrealized appreciation on credit default swap contracts*	—	Unrealized depreciation on credit default swap contracts*	2,729,157
Interest Rate	Swaps	Unrealized appreciation on interest rate swap contracts*	—	Unrealized depreciation on interest rate swap contracts*	1,937,993
Total			$569,086		$8,625,306
*	Value represents gross cumulative unrealized appreciation (depreciation) as reported on the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $748,290,083.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$24,261,192
Depreciation	(24,601,265)
Net unrealized appreciation (depreciation) of investments	$(340,073)

96	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classfications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

—	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

■	Investment is exempt from registration under Rule 144A of the Securities act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

▼	Investment, or a portion of investment, is out on loan for securities lending.

Δ	Variable Rate Security – The rate shown is the rate in effect as of September 30, 2011.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2011.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of September 30, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivatives instruments as listed within Investments in Derivatives at September 30, 2011.

WI/DD	Purchased on a when-issued delayed or delivery basis.

AUD	Australian Dollar

CAD	Canadian Dollar

USD	United States Dollar

ZAR	South African Rand

JIBAR	Johannesburg Inter-Bank Agreed Rate

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions.

REIT	Real Estate Investment Trust

Nuveen Investments	97

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2011